UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Brazil — 4.3%
Petrobras Global Finance BV, 7.25%, 3/17/44	USD	2,757	$2,588,768
Chile — 1.6%
Corporacion Nacional del Cobre de Chile, 4.25%, 7/17/42		1,000	956,949
Indonesia — 1.3%
Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24 (a)		700	743,680
Kazakhstan — 2.8%
KazMunayGas National Co. JSC, 5.75%, 4/30/43		2,100	1,648,920
Venezuela — 3.1%
Petroleos de Venezuela SA, 9.75%, 5/17/35		4,850	1,845,425
Total Foreign Agency Obligations — 13.1%			7,783,742

Foreign Government Obligations		Par (000)	Value
Angola — 2.0%
Republic of Angola, 7.00%, 8/16/19		1,200	1,197,996
Argentina — 9.4%
Provincia de Buenos Aires:
11.75%, 10/05/15		5,200	5,122,000
9.63%, 4/18/28		447	449,235

			5,571,235
Croatia — 3.4%
Republic of Croatia, 3.88%, 5/30/22	EUR	1,800	2,032,214
Dominican Republic — 3.0%
Dominican Republic, 7.45%, 4/30/44 (a)	USD	1,583	1,784,833
Ghana — 2.0%
Republic of Ghana, 8.13%, 1/18/26		1,250	1,186,663
Hungary — 8.2%
Republic of Hungary:
6.00%, 11/24/23	HUF	263,000	1,134,663
7.63%, 3/29/41	USD	2,600	3,759,595

			4,894,258

Foreign Government Obligations		Par (000)	Value
Indonesia — 7.0%
Republic of Indonesia:
5.88%, 1/15/24	USD	1,000	$1,156,250
5.25%, 1/17/42		2,847	2,985,791

			4,142,041
Kazakhstan — 1.3%
Republic of Kazakhstan, 4.88%, 10/14/44 (a)		880	756,205
Mexico — 10.2%
United Mexican States, 3.00%, 3/06/45	EUR	5,400	6,053,096
Montenegro — 3.0%
Republic of Montenegro, 3.88%, 3/18/20		1,697	1,804,073
Panama — 0.0%
Republic of Panama, 9.38%, 4/01/29	USD	1	1,530
Poland — 4.4%
Republic of Poland:
4.00%, 10/25/23	PLN	700	210,693
3.25%, 7/25/25		8,400	2,406,840

			2,617,533
Romania — 3.5%
Republic of Romania, 6.13%, 1/22/44 (a)	USD	1,620	2,060,154
Russia — 10.5%
Russian Federation:
7.05%, 1/19/28	RUB	50,800	608,814
7.50%, 3/31/30 (b)	USD	4,938	5,665,287

			6,274,101
Serbia — 2.9%
Republic of Serbia, 5.88%, 12/03/18		1,648	1,746,880
Ukraine — 0.2%
Ukraine Government, 9.25%, 7/24/17		350	138,635

Portfolio Abbreviations

ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	OTC	Over-the-counter
AGM	Assurance Guaranty Municipal Corp.	EUR	Euro	PIK	Payment-in-kind
AKA	Also known as	EURIBOR	Euro Interbank Offered Rate	PLN	Polish Zloty
AMBAC	AMBAC Assurance Corp.	FKA	Formerly known as	RB	Revenue Bonds
AUD	Australian Dollar	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
BRL	Brazilian Real	GO	General Obligation	RUB	Russian Ruble
BUBOR	Budapest Interbank Offered Rate	HKD	Hong Kong Dollar	SEK	Swedish Krona
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	HUF	Hungarian Forint	SGD	Singapore Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SPDR	Standard & Poor’s Depositary Receipts
CDO	Collateralized Debt Obligation	INR	Indian Rupee	TBA	To-be-announced
CHF	Swiss Franc	JIBAR	Johannesburg Interbank Offered Rate	THB	Thai Baht
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	TRY	Turkish Lira
CLP	Chilean Peso	KRW	South Korean Won	TWD	Taiwan New Dollar
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	USD	US Dollar
CNY	Chinese Yuan	MXIBTIIE	Mexico Interbank TIIE 28 Day	WIBOR	Warsaw Interbank Offered Rate
COP	Colombian Peso	MXN	Mexican Peso	ZAR	South African Rand
		MYR	Malaysian Ringgit
		NOK	Norwegian Krone

BLACKROCK FUNDS II	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Venezuela — 0.7%
Bolivarian Republic of Venezuela, 9.00%, 5/07/23	USD	1,200	$429,000
Total Foreign Government Obligations — 71.7%			42,690,447

U.S. Treasury Obligations — 4.0%		Par (000)	Value
U.S. Treasury Notes, 0.63%, 12/31/16		2,400	2,405,813
Total Long-Term Investments (Cost — $52,480,117) — 88.8%			52,880,002

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)		3,666,111	3,666,111
Total Short-Term Securities (Cost — $3,666,111) — 6.2%			3,666,111

Options Purchased	Value
(Cost — $191,636) — 0.3%	$178,713
Total Investments Before Options Written (Cost — $56,337,864*) — 95.3%	56,724,826

Options Written	Value
(Premiums Received — $ 253,627) — (0.5)%	(263,533)
Total Investments Net of Options Written — 94.8%	56,461,293
Other Assets Less Liabilities — 5.2%	3,067,783

Net Assets — 100.0%	$59,529,076

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$56,344,622

Gross unrealized appreciation	$1,849,090
Gross unrealized depreciation	(1,468,886)

Net unrealized appreciation	$380,204

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,436,447	1,229,664	3,666,111	$747

(d)	Represents the current yield as of report date.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(73)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	9,410,156	$(95,725)
(42)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	7,134,750	15,149
Total						$(80,576)

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	939,914	USD	717,633	Credit Suisse International	4/30/15	$(3,059)
AUD	1,929,024	USD	1,516,199	Deutsche Bank AG	4/30/15	(49,651)
AUD	6,768,293	USD	5,166,577	Deutsche Bank AG	4/30/15	(20,955)
AUD	1,913,861	USD	1,502,521	Morgan Stanley & Co. International PLC	4/30/15	(47,500)
AUD	1,900,000	USD	1,492,830	UBS AG	4/30/15	(48,348)
BRL	444,979	USD	134,618	Deutsche Bank AG	4/30/15	3,705
BRL	19,512,800	USD	5,936,355	Deutsche Bank AG	4/30/15	129,266

2	BLACKROCK FUNDS II	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,585,879	USD	2,892,540	JPMorgan Chase Bank N.A.	4/30/15	$87,263
BRL	1,389,395	USD	429,183	Morgan Stanley & Co. International PLC	4/30/15	2,715
CLP	1,118,557,182	USD	1,785,122	Bank of America N.A.	4/30/15	1,426
COP	3,753,905,308	USD	1,466,656	Credit Suisse International	4/30/15	(28,337)
COP	3,840,129,706	USD	1,515,442	Credit Suisse International	4/30/15	(44,086)
COP	9,395,752,675	USD	3,542,893	Credit Suisse International	4/30/15	57,116
EUR	2,710,932	USD	2,942,093	Credit Suisse International	4/30/15	(25,953)
EUR	544,558	USD	577,151	Goldman Sachs International	4/30/15	8,628
EUR	6,017,333	USD	6,632,654	JPMorgan Chase Bank N.A.	4/30/15	(159,828)
EUR	2,747,462	USD	2,925,624	UBS AG	4/30/15	29,812
GBP	1,973,633	USD	2,911,444	Bank of America N.A.	4/30/15	15,622
GBP	35,661	USD	52,730	HSBC Bank PLC	4/30/15	159
HUF	842,277,202	USD	2,939,496	Bank of America N.A.	4/30/15	72,614
HUF	409,614,599	USD	1,482,553	Morgan Stanley & Co. International PLC	4/30/15	(17,710)
IDR	38,870,783,900	USD	2,920,420	Morgan Stanley & Co. International PLC	4/30/15	32,166
IDR	19,836,686,497	USD	1,512,519	UBS AG	4/30/15	(5,744)
INR	184,433,514	USD	2,913,181	UBS AG	4/30/15	14,741
JPY	714,109,396	USD	5,895,835	Goldman Sachs International	4/30/15	61,158
KRW	1,672,411,217	USD	1,501,604	Goldman Sachs International	4/30/15	4,259
KRW	1,657,218,927	USD	1,497,036	UBS AG	4/30/15	(4,853)
MXN	113,355,360	USD	7,321,846	Bank of America N.A.	4/30/15	94,417
MXN	44,918,914	USD	2,982,048	Credit Suisse International	4/30/15	(43,232)
MXN	30,796,598	USD	1,992,232	JPMorgan Chase Bank N.A.	4/30/15	22,633
PLN	5,516,710	USD	1,469,712	BNP Paribas S.A.	4/30/15	(15,489)
PLN	4,528,368	USD	1,195,626	Goldman Sachs International	4/30/15	(1,934)
PLN	11,576,268	USD	2,965,179	Société Générale	4/30/15	86,362
RUB	55,050,000	USD	877,291	Citibank N.A.	4/30/15	54,556
RUB	76,007,904	USD	1,210,895	Credit Suisse International	4/30/15	75,711
RUB	81,356,650	USD	1,372,645	Credit Suisse International	4/30/15	4,502
RUB	55,045,272	USD	881,147	Société Générale	4/30/15	50,619
TRY	3,864,135	USD	1,463,355	Bank of America N.A.	4/30/15	10,490
TRY	3,862,594	USD	1,478,392	Credit Suisse International	4/30/15	(5,134)
TRY	3,780,782	USD	1,468,670	Deutsche Bank AG	4/30/15	(26,617)
TRY	3,848,319	USD	1,453,652	Royal Bank of Scotland PLC	4/30/15	14,161
TRY	11,733,235	USD	4,472,973	Royal Bank of Scotland PLC	4/30/15	2,278
USD	1,467,870	AUD	1,886,516	Credit Suisse International	4/30/15	33,639
USD	2,964,961	AUD	3,882,953	Deutsche Bank AG	4/30/15	12,931
USD	2,982,842	AUD	3,841,295	Deutsche Bank AG	4/30/15	62,483
USD	1,450,399	AUD	1,898,343	Goldman Sachs International	4/30/15	7,176
USD	1,520,131	AUD	1,941,989	Goldman Sachs International	4/30/15	43,726
USD	2,936,711	BRL	9,783,653	Credit Suisse International	4/30/15	(104,571)
USD	3,533,386	BRL	11,460,539	Goldman Sachs International	4/30/15	(29,162)
USD	3,046,224	BRL	9,688,516	JPMorgan Chase Bank N.A.	4/30/15	34,516
USD	1,738,105	CLP	1,118,557,182	BNP Paribas S.A.	4/30/15	(48,443)
USD	2,983,264	COP	7,819,135,975	BNP Paribas S.A.	4/30/15	(12,659)
USD	2,941,711	COP	7,594,027,105	Credit Suisse International	4/30/15	32,039
USD	584,520	COP	1,576,624,609	Goldman Sachs International	4/30/15	(19,569)
USD	2,984,547	EUR	2,772,951	Bank of America N.A.	4/30/15	1,692
USD	12,085,879	EUR	11,398,191	Bank of America N.A.	4/30/15	(175,119)

BLACKROCK FUNDS II	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,966,294	EUR	5,513,600	Deutsche Bank AG	4/30/15	$35,333
USD	2,372,242	EUR	2,234,507	HSBC Bank PLC	4/30/15	(31,410)
USD	1,456,950	GBP	972,755	Credit Suisse International	4/30/15	14,271
USD	1,491,513	GBP	1,000,877	Morgan Stanley & Co. International PLC	4/30/15	7,127
USD	1,482,371	HUF	408,485,326	BNP Paribas S.A.	4/30/15	21,566
USD	1,118,326	HUF	320,828,032	HSBC Bank PLC	4/30/15	(29,003)
USD	1,511,680	HUF	422,778,363	JPMorgan Chase Bank N.A.	4/30/15	(240)
USD	1,539,930	HUF	424,012,039	Société Générale	4/30/15	23,599
USD	1,472,689	IDR	19,402,683,283	Goldman Sachs International	4/30/15	(1,119)
USD	153,288	IDR	2,046,399,455	Morgan Stanley & Co. International PLC	4/30/15	(2,154)
USD	2,977,655	IDR	39,305,039,434	Morgan Stanley & Co. International PLC	4/30/15	(7,916)
USD	1,467,949	INR	92,803,741	HSBC Bank PLC	4/30/15	(5,331)
USD	1,461,402	INR	91,629,895	Morgan Stanley & Co. International PLC	4/30/15	6,757
USD	5,889,868	JPY	714,109,397	Standard Chartered Bank	4/30/15	(67,125)
USD	2,952,061	KRW	3,329,630,144	Bank of America N.A.	4/30/15	(45,985)
USD	2,937,984	MXN	44,814,545	Bank of America N.A.	4/30/15	5,997
USD	6,440,096	MXN	99,575,470	Bank of America N.A.	4/30/15	(74,620)
USD	1,459,676	MXN	21,966,798	Credit Suisse International	4/30/15	22,500
USD	1,470,606	MXN	22,347,096	Credit Suisse International	4/30/15	8,550
USD	3,017,645	PLN	11,310,012	Barclays Bank PLC	4/30/15	36,289
USD	3,732,381	PLN	14,593,554	BNP Paribas S.A.	4/30/15	(114,527)
USD	37,570	PLN	147,000	JPMorgan Chase Bank N.A.	4/30/15	(1,179)
USD	1,511,287	PLN	5,762,652	JPMorgan Chase Bank N.A.	4/30/15	(7,767)
USD	5,142,895	RUB	302,402,240	JPMorgan Chase Bank N.A.	4/30/15	24,049
USD	1,473,164	TRY	3,831,994	Deutsche Bank AG	4/30/15	11,578
USD	1,465,068	TRY	3,779,436	JPMorgan Chase Bank N.A.	4/30/15	23,528
USD	1,525,981	TRY	4,000,000	JPMorgan Chase Bank N.A.	4/30/15	315
USD	2,986,552	TRY	7,744,427	JPMorgan Chase Bank N.A.	4/30/15	32,698
USD	1,500,800	TRY	3,872,214	Royal Bank of Scotland PLC	4/30/15	23,873
USD	1,479,262	TRY	3,860,995	State Street Bank and Trust Co.	4/30/15	6,615
USD	2,933,658	ZAR	35,789,753	Barclays Bank PLC	4/30/15	(1,708)
USD	585,008	ZAR	7,262,140	BNP Paribas S.A.	4/30/15	(10,610)
USD	585,045	ZAR	7,262,139	BNP Paribas S.A.	4/30/15	(10,573)
USD	584,918	ZAR	7,262,140	Deutsche Bank AG	4/30/15	(10,701)
USD	584,902	ZAR	7,262,140	State Street Bank and Trust Co.	4/30/15	(10,716)
USD	584,988	ZAR	7,262,140	State Street Bank and Trust Co.	4/30/15	(10,631)
ZAR	18,095,176	USD	1,453,256	Barclays Bank PLC	4/30/15	30,855
ZAR	18,000,000	USD	1,478,524	Credit Suisse International	4/30/15	(2,219)
ZAR	1,335,982	USD	111,789	Deutsche Bank AG	4/30/15	(2,216)
ZAR	16,453,867	USD	1,376,363	UBS AG	4/30/15	(26,867)
ZAR	18,215,426	USD	1,465,536	UBS AG	4/30/15	28,438
RUB	41,287,279	USD	613,026	JPMorgan Chase Bank N.A.	6/25/15	71,730
USD	629,955	RUB	41,293,549	Citibank N.A.	6/25/15	(54,904)
Total						$132,775

4	BLACKROCK FUNDS II	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	As of March 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
EUR Currency	Morgan Stanley & Co. International PLC	Put	USD	1.05	6/30/15	EUR	11,100	$178,713

•	As of March 31, 2015, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
EUR Currency	Morgan Stanley & Co. International PLC	Call	USD	1.08	6/30/15	EUR	11,100	$(263,533)

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.66%[1]	3-month LIBOR	Chicago Mercantile	3/02/20	USD	6,500	$(50,889)
1.70%[1]	3-month LIBOR	Chicago Mercantile	3/03/20	USD	6,500	(64,007)
Total						$(114,896)

[1]	Fund pays the fixed rate and receives the floating rate.

•	As of March 31, 2015, OTC credit default swaps - buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
CDX.EM Series 22 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	7,700	$920,616	$906,549	$14,067
Federative Republic of Brazil	1.00%	BNP Paribas S.A.	6/20/20	USD	3,400	288,123	264,330	23,793
CDX.EM Series 23 Version 1	1.00%	Citibank N.A.	6/20/20	USD	4,100	407,113	410,026	(2,913)
CDX.EM Series 23 Version 1	1.00%	Citibank N.A.	6/20/20	USD	3,800	377,324	380,024	(2,700)
Republic of Turkey	1.00%	Citibank N.A.	6/20/20	USD	3,400	188,922	200,590	(11,668)
Republic of Colombia	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	3,400	95,300	103,043	(7,743)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	3,400	177,552	178,928	(1,376)
Total						$2,454,950	$2,443,490	$11,460

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
5.85%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	3/11/25	MXN	22,900	$(20,128)	$(108)	$(20,020)

[1]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS II	MARCH 31, 2015	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Agency Obligations	—	$7,783,742	—	$7,783,742
Foreign Government Obligations	—	42,690,447	—	42,690,447
U.S. Treasury Obligations	—	2,405,813	—	2,405,813
Short-Term Securities	$3,666,111	—	—	3,666,111
Options Purchased:
Foreign Currency Exchange Contracts	—	178,713	—	178,713

Total	$3,666,111	$53,058,715	—	$56,724,826

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$37,860	—	$37,860
Foreign currency exchange contracts	—	1,600,249	—	1,600,249
Interest rate contracts	$15,149	—	—	15,149
Liabilities:
Credit contracts	—	(26,400)	—	(26,400)
Foreign currency exchange contracts	—	(1,731,007)	—	(1,731,007)
Interest rate contracts	(95,725)	(134,916)	—	(230,641)

Total	$(80,576)	$(254,214)	—	$(334,790)

[1]     Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$479,459	—	—	$479,459
Cash pledged for financial futures contracts	262,000	—	—	262,000
Cash pledged for centrally cleared swaps	235,000	—	—	235,000
Liabilities:
Bank overdraft	—	$(2,224)	—	(2,224)
Cash received as collateral for OTC derivatives	—	(2,200,000)	—	(2,200,000)

Total	$976,459	$(2,202,224)	—	$(1,225,765)

There were no transfers between levels during the period ended March 31, 2015.

6	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 4.5%
ACAS CLO Ltd.:
Series 2013-1A, Class C, 2.98%, 4/20/25 (a)(b)	USD	2,000	$1,935,000
Series 2014-1A, Class C, 3.13%, 7/18/26 (a)(b)		4,000	3,935,246
Series 2014-2A, Class C, 3.43%, 1/15/27 (a)(b)		1,660	1,649,332
ALM Loan Funding, Series 2012-7A, Class C, 4.73%, 10/19/24 (a)(b)		10,945	10,944,672
ALM V Ltd., Series 2012-5A, Class D, 5.73%, 2/13/23 (a)(b)		1,205	1,199,235
ALM VI Ltd., Series 2012-6A, Class C, 4.98%, 6/14/23 (a)(b)		3,840	3,900,339
ALM VII Ltd.:
Series 2012-7A, Class A1, 1.65%, 10/19/24 (a)(b)		10,750	10,733,191
Series 2012-7A, Class D, 5.23%, 10/19/24 (a)(b)		4,720	4,517,902
Series 2013-7RA, Class D, 5.23%, 4/24/24 (a)(b)		6,130	5,844,731
ALM VII R Ltd., Series 2013-7RA, Class A2, 2.11%, 4/24/24 (a)(b)		6,619	6,604,345
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.11%, 4/24/24 (a)(b)		9,363	9,342,262
ALM VIII Ltd.:
Series 2013-8A, Class B, 2.98%, 1/20/26 (a)(b)		3,995	3,914,198
Series 2013-8A, Class C, 3.43%, 1/20/26 (a)(b)		6,775	6,415,226
ALM XI Ltd., Series 2014-11A, Class A2A, 2.23%, 10/17/26 (a)(b)		9,440	9,381,832
ALM XII Ltd.:
Series 2015-12A, Class B, 3.45%, 4/16/27 (a)(b)		2,067	2,049,431
Series 2015-12A, Class C1, 3.95%, 4/16/27 (a)(b)		1,240	1,179,860
ALM XIV Ltd.:
Series 2014-14A, Class A2, 2.33%, 7/28/26 (a)(b)		8,253	8,252,839
Series 2014-14A, Class B, 3.18%, 7/28/26 (a)(b)		3,600	3,564,058
Series 2014-14A, Class C, 3.68%, 7/28/26 (a)(b)		7,890	7,492,665
Series 2014-14A, Class D, 5.08%, 7/28/26 (a)(b)		3,630	3,270,743
AMAC CDO Funding I, Series 2006-1A, Class C, 0.75%, 11/23/50 (a)(b)		6,111	5,553,371
AMMC CLO 15 Ltd.:
Series 2014-15A, Class C1, 3.71%, 12/09/26 (a)(b)		1,870	1,870,000
Series 2014-15A, Class D, 4.45%, 12/09/26 (a)(b)		2,620	2,593,800
AMMC CLO IX Ltd., Series 2011-9A, Class D, 4.75%, 1/15/22 (a)(b)		4,120	4,128,835
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class A1, 1.80%, 4/15/27 (a)(b)		8,910	8,887,725
Series 2015-6A, Class B, 2.31%, 4/15/27 (a)(b)		3,070	3,014,126
Series 2015-6A, Class C, 3.11%, 4/15/27 (a)(b)		2,860	2,798,224
Series 2015-6A, Class D, 3.66%, 4/15/27 (a)(b)		2,660	2,509,444
Series 2015-6A, Class E1, 5.16%, 4/15/27 (a)(b)		2,250	1,989,675
Anchorage Capital CLO Ltd., Series 2014-3A, Class C, 3.73%, 4/28/26 (a)(b)		3,201	3,038,708

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Apidos CDO:
Series 2012-9AR, Class CR, 3.17%, 7/15/23 (a)(b)	USD	12,295	$12,295,000
Series 2012-9AR, Class DR, 4.17%, 7/15/23 (a)(b)		5,265	5,265,000
Series 2012-9AR, Class ER, 6.37%, 7/15/23 (a)(b)		1,000	1,000,000
Apidos CDO IX, Series 2012-9A, Class C, 3.98%, 7/15/23 (a)(b)		6,440	6,440,529
APIDOS CLO XIX:
Series 2014-19A, Class D, 3.98%, 10/17/26 (a)(b)		500	476,000
Series 2014-19A, Class E, 5.68%, 10/17/26 (a)(b)		2,700	2,527,428
Apidos CLO XVI:
Series 2013-16A, Class C, 3.48%, 1/19/25 (a)(b)		3,775	3,601,657
Series 2013-16A, Class D, 4.73%, 1/19/25 (a)(b)		1,810	1,611,877
Apidos CLO XVII:
Series 2014-17A, Class A1A, 1.73%, 4/17/26 (a)(b)		4,755	4,750,816
Series 2014-17A, Class B, 3.08%, 4/17/26 (a)(b)		9,020	8,882,141
Apidos CLO XVIII:
Series 2014-18A, Class C, 3.88%, 7/22/26 (a)(b)		3,950	3,788,525
Series 2014-18A, Class D, 5.43%, 7/22/26 (a)(b)		2,125	1,943,163
Apidos CLO XX, Series 2015-20A, Class B, 3.45%, 1/16/27 (a)(b)		1,000	1,000,000
ARES CLO Ltd.:
Series 2012-2A, Class B1, 2.98%, 10/12/23 (a)(b)		3,040	3,054,158
Series 2012-2A, Class C, 3.38%, 10/12/23 (a)(b)		2,000	2,005,232
Series 2014-32A, Class A2, 2.53%, 11/15/25 (a)(b)		2,000	2,000,140
Series 2014-32A, Class B, 3.48%, 11/15/25 (a)(b)		1,245	1,245,921
Series 2014-32A, Class C, 4.43%, 11/15/25 (a)(b)		2,485	2,468,607
ARES XXIII CLO Ltd.:
Series 2012-1A, Class E, 6.41%, 4/19/23 (a)(b)		8,475	8,323,594
Series 2012-1AR, Class CR, 3.43%, 4/19/23 (a)(b)		2,500	2,500,188
Series 2012-1AR, Class DR, 4.38%, 4/19/23 (a)(b)		4,000	3,989,611
ARES XXV CLO Ltd.:
Series 2012-3A, Class D, 4.91%, 1/17/24 (a)(b)		1,603	1,606,830
Series 2012-3X, Class C, 3.40%, 1/17/24 (b)		2,925	2,932,859
Series 2012-3X, Class D, 4.88%, 1/17/24 (b)		2,500	2,506,755
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class C, 4.56%, 12/05/26 (a)(b)		3,625	3,625,000
Series 2015-1A, Class D, 6.23%, 12/05/26 (a)(b)		750	727,500
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 2.93%, 2/17/26 (a)(b)		2,400	2,316,974
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.23%, 7/16/26 (a)(b)		1,125	1,115,145

BLACKROCK FUNDS II	MARCH 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-1A, Class D, 3.68%, 7/16/26 (a)(b)	USD	2,145	$2,011,880
Atrium CDO Corp., Series 8A, Class D, 4.73%, 10/23/22 (a)(b)		11,135	11,134,622
Atrium IX, Series 9A, Class D, 3.74%, 2/28/24 (a)(b)		1,750	1,696,094
Atrium VII, Series 7AR, Class FR, 5.74%, 11/16/22 (a)(b)		8,210	8,209,999
Atrium X, Series 10A, Class A, 1.35%, 7/16/25 (a)(b)		3,856	3,800,813
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.08%, 4/17/23 (a)(b)		3,095	3,094,955
Babson CLO Ltd.:
Series 2012-2A, Class C, 4.48%, 5/15/23 (a)(b)		3,465	3,473,782
Series 2014-3A, Class C1, 3.23%, 1/15/26 (a)(b)		5,885	5,811,437
Series 2014-3A, Class D1, 3.73%, 1/15/26 (a)(b)		2,985	2,832,019
Battalion CLO VII Ltd.:
Series 2014-7A, Class A2, 2.78%, 10/17/26 (a)(b)		4,540	4,567,127
Series 2014-7A, Class B, 3.83%, 10/17/26 (a)(b)		3,070	3,098,517
Series 2014-7A, Class C, 4.13%, 10/17/26 (a)(b)		6,030	5,819,458
Series 2014-7A, Class D, 5.53%, 10/17/26 (a)(b)		750	682,775
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.16%, 4/18/27 (a)(b)		750	723,585
Series 2015-8A, Class D, 5.71%, 4/18/27 (a)(b)		3,060	2,784,967
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.43%, 7/15/24 (a)(b)		3,210	3,156,393
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.48%, 1/20/26 (a)(b)		2,530	2,356,250
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class A1A, 1.72%, 7/20/26 (a)(b)		12,205	12,113,463
Series 2014-IVA, Class B, 3.03%, 7/20/26 (a)(b)		3,490	3,402,750
Series 2014-IVA, Class C, 3.73%, 7/20/26 (a)(b)		2,750	2,594,134
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.73%, 10/15/23 (a)(b)		2,880	2,893,443
Benefit Street Partners CLO V Ltd.:
Series 2014-VA, Class C, 3.10%, 10/20/26 (a)(b)		3,235	3,170,300
Series 2014-VA, Class D, 3.55%, 10/20/26 (a)(b)		3,820	3,634,056
Series 2014-VA, Class E, 5.15%, 10/20/26 (a)(b)		2,490	2,192,834
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.51%, 4/18/27 (a)(b)		4,480	4,452,224
Series 2015-VIA, Class B, 3.31%, 4/18/27 (a)(b)		4,270	4,215,344
Series 2015-VIA, Class C, 3.96%, 4/18/27 (a)(b)		2,640	2,545,224
Series 2015-VIA, Class D, 5.81%, 4/18/27 (a)(b)		2,000	1,857,000
Betony CLO Ltd.:
Series 2015-1A, Class C, 3.41%, 3/06/27 (a)(b)		1,225	1,221,937
Series 2015-1A, Class D, 3.86%, 3/06/27 (a)(b)		2,040	1,955,850

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
BlueMountain CLO Ltd.:
Series 2013-1A, Class B, 2.88%, 5/15/25 (a)(b)	USD	1,240	$1,209,655
Series 2014-1A, Class C, 2.98%, 4/30/26 (a)(b)		2,068	2,012,213
Series 2014-4A, Class E, 5.55%, 11/30/26 (a)(b)		2,345	2,159,465
Series 2015-1A, Class B, 3.41%, 4/13/27 (a)(b)		1,000	989,528
Series 2015-1A, Class D, 5.71%, 4/13/27 (a)(b)		2,441	2,265,425
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.19%, 11/23/25 (a)(b)		4,945	4,888,133
Canyon Capital CLO Ltd.:
Series 2015-1A, Class B, 2.47%, 4/15/27 (a)(b)		6,330	6,219,225
Series 2015-1A, Class C, 3.42%, 4/15/27 (a)(b)		1,420	1,405,800
Carlyle Global Market Strategies CLO, Series 2012-1A, Class D, 4.41%, 4/20/22 (a)(b)		1,774	1,773,949
Carlyle Global Market Strategies CLO Ltd.:
Series 2011-1A, Class E, 5.68%, 8/10/21 (a)(b)		2,750	2,749,997
Series 2012-2AR, Class ER, 6.33%, 7/20/23 (a)(b)		8,750	8,749,573
Series 2012-3A, Class C, 4.73%, 10/04/24 (a)(b)		9,300	9,398,682
Series 2012-4A, Class D, 4.73%, 1/20/25 (a)(b)		3,753	3,793,830
Series 2012-4A, Class E, 5.73%, 1/20/25 (a)(b)		3,400	3,288,205
Series 2014-1, Class C, 3.23%, 12/31/49 (a)(b)		8,300	8,279,980
Series 2014-2A, Class B2, 2.35%, 5/15/25 (a)(b)		13,310	13,270,576
Series 2014-3A, Class A2, 2.33%, 7/27/26 (a)(b)		3,500	3,495,752
Series 2014-5A, Class C, 4.38%, 10/16/25 (a)(b)		3,035	3,025,273
Series 2015-1A, Class C, 3.41%, 4/20/27 (a)(b)		2,265	2,250,277
Series 2015-1A, Class D, 4.01%, 4/20/27 (a)(b)		2,475	2,379,094
Series 2015-1A, Class E1, 5.56%, 4/20/27 (a)(b)		2,265	2,061,150
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.03%, 5/20/26 (a)(b)		3,515	3,400,763
Series 2014-3A, Class D, 3.78%, 5/20/26 (a)(b)		2,945	2,777,374
Cent CLO 21 Ltd., Series 2014-21A, Class C, 3.73%, 7/27/26 (a)(b)		1,715	1,648,868
Cent CLO 22 Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (a)(b)		4,665	4,523,184
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.38%, 8/14/24 (a)(b)		3,500	3,490,679
Series 2012-3A, Class A2L, 2.48%, 1/29/25 (a)(b)		4,480	4,480,543
Series 2013-2A, Class A1L, 1.38%, 4/21/25 (a)(b)		12,231	12,032,201
Series 2014-1A, Class D, 3.48%, 4/18/25 (a)(b)		2,150	2,011,258
Series 2014-2A, Class A1L, 1.74%, 5/24/26 (a)(b)		10,360	10,327,566
Series 2014-2A, Class A3L, 3.08%, 5/24/26 (a)(b)		2,505	2,452,460
Series 2014-2A, Class B1L, 3.73%, 5/24/26 (a)(b)		7,755	7,371,977

2	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-3A, Class C1, 2.95%, 7/22/26 (a)(b)	USD	2,421	$2,362,110
Series 2014-3A, Class D, 3.55%, 7/22/26 (a)(b)		2,163	2,040,048
Series 2014-4A, Class C1, 3.16%, 10/17/26 (a)(b)		1,050	1,029,859
Series 2014-4A, Class D, 3.64%, 10/17/26 (a)(b)		3,755	3,557,404
Series 2014-5A, Class A1, 1.82%, 1/17/27 (a)(b)		22,630	22,659,354
Series 2014-5A, Class C, 3.59%, 1/17/27 (a)(b)		3,440	3,441,831
Series 2014-5A, Class D2, 4.74%, 1/17/27 (a)(b)		4,950	4,854,465
Series 2015-1A, Class A1, 1.78%, 1/22/27 (a)(b)		6,660	6,646,680
Series 2015-1A, Class B, 2.46%, 1/22/27 (a)(b)		1,630	1,615,004
Series 2015-1A, Class C, 3.26%, 1/22/27 (a)(b)		2,850	2,795,850
Series 2015-1A, Class D, 4.26%, 1/22/27 (a)(b)		4,920	4,741,404
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		2,214	2,205,208
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.03%, 10/15/26 (a)(b)		3,000	2,942,680
Dryden Senior Loan Fund:
Series 2014-36A, Class B, 2.58%, 11/09/25 (a)(b)		3,500	3,505,250
Series 2014-36A, Class C, 3.28%, 11/09/25 (a)(b)		750	740,625
Series 2014-36A, Class D, 3.98%, 11/09/25 (a)(b)		2,870	2,769,550
Series 2014-36A, Class E, 5.43%, 11/09/25 (a)(b)		1,245	1,126,725
Dryden XXIV Senior Loan Fund, Series 2012-24A, Class A, 1.66%, 11/15/23 (a)(b)		12,125	12,116,241
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.33%, 8/15/25 (a)(b)		14,365	14,136,628
Dryden XXXI Senior Loan Fund:
Series 2014-31A, Class B, 2.13%, 4/18/26 (a)(b)		3,230	3,211,390
Series 2014-31A, Class C, 3.08%, 4/18/26 (a)(b)		7,305	7,195,428
ECP CLO Ltd., Series 2012-4A, Class A1, 1.62%, 6/19/24 (a)(b)		4,540	4,516,991
Flatiron CLO Ltd.:
Series 2012-1A, Class C, 4.73%, 10/25/24 (a)(b)		10,200	10,202,669
Series 2013-1A, Class A1, 1.66%, 1/17/26 (a)(b)		8,190	8,143,250
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class C, 4.23%, 4/20/23 (a)(b)		2,500	2,505,416
Series 2012-7A, Class D, 5.73%, 4/20/23 (a)(b)		5,000	4,866,069
Series 2012-7X, Class SUB, 0.00%, 4/20/23		7,000	5,740,000
Galaxy XII CLO Ltd., Series 2012-12A, Class B, 2.83%, 5/19/23 (a)(b)		4,845	4,888,456
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.83%, 4/15/25 (a)(b)		3,000	2,934,815
Galaxy XVIII CLO Ltd., Series 2014-18A, Class C1, 3.23%, 10/15/26 (a)(b)		5,500	5,465,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.74%, 10/29/26 (a)(b)		3,297	3,159,756

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
GoldenTree Loan Opportunities VI Ltd.:
Series 2012-6A, Class D, 4.43%, 4/17/22 (a)(b)	USD	1,000	$1,000,874
Series 2012-6A, Class E, 5.76%, 4/17/22 (a)(b)		7,000	6,951,416
Goldentree Loan Opportunities XI Ltd.:
Series 2015-11A, Class D, 3.96%, 4/18/27 (a)(b)		2,500	2,435,000
Series 2015-11A, Class E, 5.81%, 4/18/27 (a)(b)		3,250	3,042,000
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.73%, 7/17/23 (a)(b)		8,630	8,502,950
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		11,535	11,431,321
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (a)(b)		1,000	941,620
Highbridge Loan Management Ltd., Series 2014-4A, Class B, 3.23%, 7/28/25 (a)(b)		4,890	4,769,962
ING Investment Management CLO Ltd.:
Series 2012-1RA, Class BR, 2.98%, 3/14/22 (a)(b)		6,000	5,987,958
Series 2012-1RA, Class DR, 5.43%, 3/14/22 (a)(b)		3,000	2,984,286
Series 2012-2A, Class A, 1.76%, 10/15/22 (a)(b)		2,875	2,875,857
Series 2012-2A, Class C, 3.68%, 10/15/22 (a)(b)		5,000	4,999,916
Series 2012-2A, Class D, 4.78%, 10/15/22 (a)(b)		5,055	5,054,880
Series 2012-3A, Class D, 4.98%, 10/15/22 (a)(b)		4,000	3,999,900
Series 2012-4A, Class C, 4.75%, 10/15/23 (a)(b)		3,865	3,875,322
Series 2013-1A, Class A1, 1.37%, 4/15/24 (a)(b)		3,876	3,823,576
Series 2013-3A, Class A1, 1.68%, 1/18/26 (a)(b)		6,770	6,750,117
Series 2013-3A, Class B, 2.93%, 1/18/26 (a)(b)		6,540	6,424,762
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (a)(b)		3,117	2,977,047
Keuka Park CLO Ltd., Series 2013-1A, Class D, 3.46%, 10/21/24 (a)(b)		2,245	2,141,392
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.38%, 7/15/25 (a)(b)		7,785	7,640,977
LCM X LP:
Series 10AR, Class CR, 3.08%, 4/15/22 (a)(b)		1,855	1,858,860
Series 10AR, Class DR, 3.98%, 4/15/22 (a)(b)		1,500	1,496,630
Series 10AR, Class ER, 5.73%, 4/15/22 (a)(b)		5,060	4,984,676
LCM XV LP, Series 15A, Class C, 3.33%, 8/25/24 (a)(b)		1,795	1,794,936
LCM XVI LP, Series 16A, Class A, 1.76%, 7/15/26 (a)(b)		3,330	3,326,970
LCM XVIII LP:
Series 18A, Class C1, 3.41%, 4/20/27 (a)(b)		3,670	3,634,034
Series 18A, Class D, 4.06%, 4/20/27 (a)(b)		2,670	2,581,890
Series 18A, Class E, 5.61%, 4/20/27 (a)(b)		2,430	2,224,908
Series 18A, Class INC, 1.78%, 4/20/27 (a)(b)		4,335	3,814,800

BLACKROCK FUNDS II	MARCH 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Limerock CLO III LLC:
Series 2014-3A, Class C, 3.83%, 10/20/26 (a)(b)	USD	13,030	$12,541,375
Series 2014-3A, Class D, 5.38%, 10/20/26 (a)(b)		4,160	3,789,760
Madison Park Funding Ltd., Series 2012-9A, Class D, 4.58%, 8/15/22 (a)(b)		1,250	1,256,537
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.03%, 4/22/22 (a)(b)		3,553	3,552,933
Series 2012-8AR, Class DR, 4.08%, 4/22/22 (a)(b)		2,454	2,453,934
Madison Park Funding X Ltd., Series 2012-10A, Class D, 4.48%, 1/20/25 (a)(b)		4,715	4,715,093
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (a)(b)		1,000	962,014
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.01%, 1/19/25 (a)(b)		2,066	2,029,848
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.86%, 7/25/26 (a)(b)		4,925	4,740,938
Madison Park Funding XV Ltd.:
Series 2014-15A, Class B1, 3.49%, 1/27/26 (a)(b)		1,170	1,173,475
Series 2014-15A, Class D, 5.69%, 1/27/26 (a)(b)		750	697,267
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.51%, 4/20/26 (a)(b)		1,850	1,850,000
Series 2015-16A, Class B, 3.26%, 4/20/26 (a)(b)		1,000	990,100
Series 2015-16A, Class C, 3.96%, 4/20/26 (a)(b)		1,200	1,167,480
Marea CLO Ltd.:
Series 2012-1A, Class B, 2.58%, 10/16/23 (a)(b)		2,143	2,153,483
Series 2012-1A, Class C, 3.68%, 10/16/23 (a)(b)		1,964	1,969,201
Series 2012-1A, Class D, 4.78%, 10/16/23 (a)(b)		2,500	2,506,684
Series 2012-1X, Class D, 4.78%, 10/16/23 (b)		1,500	1,504,010
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.98%, 5/18/23 (a)(b)		1,000	976,050
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.39%, 7/22/24 (a)(b)		10,005	9,854,925
Muir Woods CLO Ltd., Series 2012-1A, Class C, 3.99%, 9/14/23 (a)(b)		4,700	4,723,998
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.51%, 7/25/23 (a)(b)		750	748,046
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.38%, 11/14/25 (a)(b)		2,490	2,490,000
Series 2014-18A, Class C, 3.98%, 11/14/25 (a)(b)		2,850	2,728,308
Series 2014-18A, Class D, 5.48%, 11/14/25 (a)(b)		750	679,405
Oaktree EIF II Ltd.:
Series 2013-2A, Class A, 1.43%, 4/20/23 (a)(b)		3,597	3,580,168
Series 2014-A2, Class B, 2.53%, 11/15/25 (a)(b)		7,935	7,934,616
Series 2014-A2, Class C, 3.43%, 11/15/25 (a)(b)		6,860	6,818,130
Series 2015-B1A, Class B, 2.56%, 2/15/26 (a)(b)		1,950	1,944,072
Series 2015-B1A, Class C, 3.46%, 2/15/26 (a)(b)		2,850	2,805,084

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Octagon Investment Partners XII Ltd.:
Series 2012-1AR, Class DR, 4.04%, 5/05/23 (a)(b)	USD	5,965	$5,938,424
Series 2012-1AR, Class ER, 5.74%, 5/05/23 (a)(b)		7,770	7,720,707
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.23%, 1/15/24 (a)(b)		1,000	980,435
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class A, 1.75%, 4/15/26 (a)(b)		20,955	20,927,369
Series 2014-1A, Class F, 5.73%, 4/15/26 (a)(b)		3,950	3,236,515
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)		5,600	4,606,193
Octagon Investment Partners XV Ltd., Series 2013-1A, Class E, 4.98%, 1/19/25 (a)(b)		1,250	1,122,764
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		8,330	8,209,215
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 1.55%, 10/25/25 (a)(b)		8,425	8,340,160
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 3.93%, 12/16/24 (a)(b)		1,250	1,201,951
Octagon Investment Partners XX Ltd.:
Series 2014-1A, Class D, 3.88%, 8/12/26 (a)(b)		3,240	3,122,274
Series 2014-1A, Class E, 5.48%, 8/12/26 (a)(b)		1,895	1,722,311
Octagon Investment Partners XXI Ltd.:
Series 2014-1A, Class C, 3.88%, 11/14/26 (a)(b)		5,925	5,696,282
Series 2014-1A, Class D, 6.83%, 10/25/26 (a)(b)		4,000	3,924,880
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class B2, 2.59%, 1/15/27 (a)(b)		6,165	6,165,000
Series 2014-1A, Class C1, 3.54%, 1/15/27 (a)(b)		2,445	2,448,142
Series 2014-1A, Class D1, 4.19%, 1/15/27 (a)(b)		2,040	1,992,498
Series 2014-1A, Class E1, 5.54%, 1/15/27 (a)(b)		1,245	1,126,725
Octagon Loan Funding Ltd., Series 2014-1A, Class A1, 1.67%, 11/18/26 (a)(b)		16,154	16,075,382
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.73%, 5/15/23 (a)(b)		5,510	5,523,999
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.65%, 11/20/23 (a)(b)		7,500	7,488,200
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class DR, 3.28%, 4/20/21 (a)(b)		2,920	2,921,250
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.53%, 8/23/24 (a)(b)		10,470	10,371,204
OZLM Funding Ltd.:
Series 2012-1A, Class B, 3.98%, 7/22/23 (a)(b)		1,750	1,763,623
Series 2012-2A, Class B, 3.50%, 10/30/23 (a)(b)		1,855	1,855,013
Series 2012-2X, Class B, 3.49%, 10/30/23 (b)		5,050	4,999,500
OZLM VII Ltd.:
Series 2014-7A, Class A2A, 2.30%, 7/17/26 (a)(b)		1,400	1,391,501

4	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-7A, Class B1, 3.11%, 7/17/26 (a)(b)	USD	1,070	$1,046,303
Series 2014-7A, Class C, 3.83%, 7/17/26 (a)(b)		3,256	3,131,384
Series 2014-7A, Class D, 5.23%, 7/17/26 (a)(b)		3,834	3,440,272
OZLM VIII Ltd.:
Series 2014-8A, Class A2A, 2.43%, 10/17/26 (a)(b)		15,005	15,004,060
Series 2014-8A, Class B, 3.24%, 10/17/26 (a)(b)		1,545	1,529,550
Series 2014-8A, Class C, 3.74%, 10/17/26 (a)(b)		5,735	5,456,113
OZLM XI Ltd.:
Series 2015-11A, Class B, 3.26%, 1/30/27 (a)(b)		2,219	2,169,516
Series 2015-11A, Class C1, 4.31%, 1/30/27 (a)(b)		3,876	3,788,015
Series 2015-11A, Class D, 5.66%, 1/30/27 (a)(b)		2,051	1,865,179
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1A, 1.63%, 10/17/25 (a)(b)		10,000	9,913,000
Series 2014-1A, Class B, 2.82%, 10/17/22 (a)(b)		5,370	5,239,132
Series 2014-1A, Class C, 4.12%, 10/17/22 (a)(b)		3,230	3,201,426
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 3.98%, 12/15/22 (a)(b)		4,360	4,350,883
Race Point VI CLO Ltd., Series 2012-6A, Class E, 6.01%, 5/24/23 (a)(b)		4,295	4,240,243
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.48%, 2/20/25 (a)(b)		5,070	5,019,300
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.46%, 6/25/45 (a)(b)		6,980	6,421,415
Regatta Funding LP, Series 2013-2A, Class D, 5.73%, 1/15/25 (a)(b)		1,750	1,597,894
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.22%, 7/25/26 (a)(b)		1,440	1,409,083
Series 2014-1A, Class D, 3.77%, 7/25/26 (a)(b)		1,730	1,642,688
Regatta V Funding Ltd.:
Series 2014-1A, Class B, 3.23%, 10/25/26 (a)(b)		2,665	2,614,249
Series 2014-1A, Class C, 3.68%, 10/25/26 (a)(b)		5,475	5,158,791
Series 2014-1A, Class D, 5.13%, 10/25/26 (a)(b)		2,495	2,190,111
Seneca Park CLO Ltd.:
Series 2014-1A, Class D, 3.72%, 7/17/26 (a)(b)		5,755	5,508,538
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)		2,000	1,748,584
Sound Point CLO I Ltd., Series 2012-1A, Class C, 3.53%, 10/20/23 (a)(b)		3,925	3,925,106
Sound Point CLO II Ltd., Series 2013-1A, Class A3L, 2.99%, 4/26/25 (a)(b)		9,465	9,218,910
Sound Point CLO IV Ltd.:
Series 2013-3A, Class A, 1.60%, 1/21/26 (a)(b)		5,815	5,753,762
Series 2013-3A, Class D, 3.76%, 1/21/26 (a)(b)		2,225	2,114,725
Sound Point CLO Ltd.:
Series 2014-3A, Class D, 3.83%, 1/23/27 (a)(b)		2,910	2,767,410

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-8A, Class C, 3.26%, 4/16/27 (a)(b)	USD	1,850	$1,797,275
Series 2015-8A, Class D, 3.91%, 4/16/27 (a)(b)		2,250	2,134,687
Steele Creek CLO Ltd.:
Series 2014-1A, Class B, 2.48%, 8/21/26 (a)(b)		3,065	3,037,721
Series 2014-1A, Class C, 3.43%, 8/21/26 (a)(b)		3,565	3,521,507
Symphony CLO VII Ltd.:
Series 2011-7A, Class B, 2.13%, 7/28/21 (a)(b)		5,630	5,624,513
Series 2011-7A, Class F, 5.63%, 7/28/21 (a)(b)		2,390	2,351,444
Symphony CLO VIII LP, Series 2012-8AR, Class ER, 6.23%, 1/09/23 (a)(b)		6,880	6,894,768
Symphony CLO X Ltd.:
Series 2012-10A, Class B, 3.03%, 7/23/23 (a)(b)		3,000	3,000,695
Series 2012-10X, Class E, 6.41%, 7/23/23 (b)		8,642	8,619,197
Symphony CLO XV Ltd.:
Series 2014-15A, Class C, 3.43%, 10/17/26 (a)(b)		3,940	3,939,781
Series 2014-15A, Class D, 3.98%, 10/17/26 (a)(b)		6,225	6,051,323
Series 2014-15A, Class E, 5.28%, 10/17/26 (a)(b)		2,075	1,894,149
TICP CLO I Ltd., Series 2014-1A, Class A1, 1.73%, 4/26/26 (a)(b)		9,180	9,159,540
TICP CLO II Ltd.:
Series 2014-2A, Class A1A, 1.68%, 7/20/26 (a)(b)		9,575	9,530,124
Series 2014-2A, Class B, 3.23%, 7/26/26 (a)(b)		2,930	2,876,000
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.78%, 1/20/27 (a)(b)		9,965	9,960,030
Series 2014-3A, Class B1, 2.35%, 1/20/27 (a)(b)		2,134	2,140,604
Series 2014-3A, Class C, 3.25%, 1/20/27 (a)(b)		2,885	2,939,586
Series 2014-3A, Class D2, 4.18%, 1/20/27 (a)(b)		2,475	2,431,309
Treman Park CLO LLC, Series 2015-1A, Class D, 4.12%, 4/20/27 (a)(b)		6,000	5,865,000
Venture X CLO Ltd., Series 2012-10A, Class C, 3.51%, 7/20/22 (a)(b)		4,063	4,063,007
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 1.84%, 1/15/26 (a)(b)		9,605	9,626,796
Series 2014-19A, Class B, 2.69%, 1/15/26 (a)(b)		3,690	3,700,051
Series 2014-19A, Class C, 3.54%, 1/15/26 (a)(b)		2,830	2,830,000
Venture XVI CLO Ltd., Series 2014-16A, Class A3L, 3.12%, 4/15/26 (a)(b)		1,750	1,693,696
Venture XVII CLO Ltd., Series 2014-17A, Class C, 3.08%, 7/15/26 (a)(b)		3,066	2,982,961

BLACKROCK FUNDS II	MARCH 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (concluded)
Venture XVIII CLO Ltd.:
Series 2014-18A, Class C, 3.34%, 10/15/26 (a)(b)	USD	4,164	$4,112,262
Series 2014-18A, Class D, 3.99%, 10/15/26 (a)(b)		2,525	2,437,326
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.37%, 4/15/27 (a)(b)		6,370	6,291,649
Series 2015-20A, Class C, 3.42%, 4/15/27 (a)(b)		3,270	3,249,072
Series 2015-20A, Class D, 4.12%, 4/15/27 (a)(b)		2,560	2,476,544
Voya CLO Ltd.:
Series 2012-2RA, Class BR, 2.22%, 10/15/22 (a)(b)		10,710	10,710,000
Series 2012-2RA, Class CR, 3.22%, 10/15/22 (a)(b)		7,610	7,610,000
Series 2012-2RA, Class DR, 4.22%, 10/15/22 (a)(b)		6,320	6,320,000
Series 2012-2RA, Class ER, 6.27%, 10/15/22 (a)(b)		2,105	2,105,000
Series 2014-3A, Class C, 3.83%, 7/25/26 (a)(b)		5,235	5,034,332
Series 2014-4A, Class A2A, 2.63%, 10/14/26 (a)(b)		2,490	2,497,480
Series 2014-4A, Class B, 3.58%, 10/14/26 (a)(b)		1,455	1,459,525
Series 2014-4A, Class C, 4.23%, 10/14/26 (a)(b)		3,475	3,430,540
Series 2014-4A, Class D, 5.73%, 10/14/26 (a)(b)		2,075	1,929,781
Series 2015-1A, Class D, 5.86%, 4/18/27 (a)(b)		1,225	1,154,807
Washington Mill CLO Ltd.:
Series 2014-1A, Class A1, 1.73%, 4/20/26 (a)(b)		5,750	5,712,050
Series 2014-1A, Class C, 3.20%, 4/20/26 (a)(b)		2,815	2,739,061
WhiteHorse IX Ltd.:
Series 2014-9A, Class B1, 2.32%, 7/17/26 (a)(b)		6,377	6,301,453
Series 2014-9A, Class C, 2.93%, 7/17/26 (a)(b)		2,780	2,626,301
Ziggurat CLO I Ltd.:
Series 2014-1A, Class B1, 2.33%, 10/17/26 (a)(b)		4,140	4,067,136
Series 2014-1A, Class C, 3.38%, 10/17/26 (a)(b)		3,320	3,259,908

			1,332,506,629
Ireland — 0.2%
ALME Loan Funding:
Series 2X, Class A, 1.48%, 8/15/27 (b)	EUR	11,500	12,361,162
Series 2X, Class E, 5.18%, 8/15/27 (b)		2,595	2,625,403
Series 2X, Class F, 5.93%, 8/15/27 (b)		1,730	1,614,577
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.07%, 6/16/27 (b)		2,706	2,734,302
Series 2014-1X, Class F, 5.82%, 6/16/27 (b)		1,352	1,260,077
Avoca CLO XI Ltd., Series 11X, Class A, 1.47%, 7/15/27 (b)		8,800	9,462,315
Avoca CLO XIII Ltd., Series 13X, Class E, 5.69%, 1/21/28 (b)		1,570	1,623,142
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.52%, 7/08/27 (b)		10,810	11,633,867
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 6.11%, 1/22/28 (b)		1,700	1,811,383

Asset-Backed Securities		Par (000)	Value
Ireland (concluded)
Series 4X, Class F, 6.71%, 1/22/28 (b)	EUR	2,100	$2,029,835
Series 4X, Class SUB, 0.21%, 1/22/28 (b)		10,200	10,199,781
Sorrento Park CLO Ltd., Series 1X, Class E, 6.46%, 11/16/27 (a)(b)		1,710	1,645,998

			59,001,842
Italy — 0.1%
Arianna SPV Srl:
Series 1, Class A, 3.60%, 10/20/30		12,812	14,351,928
Series 1, Class B, 5.50%, 1/20/20		2,800	3,205,934
Asset Backed European Securitisation Transaction Ten Srl, Series 10, Class A, 0.54%, 12/10/28 (b)		12,233	13,174,291
Auto ABS, Series 2012-2, Class A, 2.80%, 4/27/25		1,110	1,200,998
Berica PMI, Series 1, Class A1X, 2.44%, 5/31/57 (b)		941	1,024,861
Colombo Srl, Series 1, Class B, 0.77%, 8/28/26 (b)		4,274	4,504,869

			37,462,881
Luxembourg — 0.1%
Harvest CLO:
Series 11X, Class A1, 1.34%, 3/26/29 (b)		13,140	14,090,581
Series 11X, Class E, 5.34%, 3/26/29 (b)		2,830	2,836,938
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		10,151	9,434,770

			26,362,289
Netherlands — 0.1%
Jubilee BV, Series 2014-11X, Class A, 1.48%, 4/15/27 (b)		8,790	9,451,562
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 5.30%, 1/15/24 (b)		5,820	2,805,696
North Westerly CLO IV 2013 BV, Series IV-X, Class A-1, 1.76%, 1/15/26 (b)		13,800	14,858,348
St. Pauls CLO, Series 4X, Class A1, 1.46%, 4/25/28 (b)		13,250	14,214,237

			41,329,843
Portugal — 0.2%
Gamma-Sociedade de Titularizacao de Creditos SA, Series 3, Class A, 2.03%, 12/28/43 (b)		5,620	6,058,431
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta Electricity Receivables, Series 1, Class SNR, 4.17%, 2/16/17		7,639	8,389,965
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18		27,221	29,773,110

			44,221,506
United Kingdom — 0.0%
E-CARAT 5 PLC, Series 5, Class B, 0.00%, 4/18/23 (b)	GBP	5,900	8,752,019
United States — 5.8%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.43%, 7/25/36 (b)	USD	6,460	3,697,943
American Homes 4 Rent:
Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a)		9,490	10,216,013
Series 2015-SFR1, Class E, 5.64%, 4/17/45 (a)		4,150	4,273,512
Series 2015-SFR1, Class XS, 0.00%, 4/17/45 (a)(b)		24,179	2
Bayview Opportunity Master Fund IIA Trust, Series 2012-4NR3, Class A, 3.72%, 2/28/35 (a)(b)		8,509	8,514,195

6	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
United States (continued)
Bayview Opportunity Master Fund IIIa Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(b)	USD	39,148	$39,346,253
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		7,962	4,436,044
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		7,392	4,251,441
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		12,656	7,691,411
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.31%, 12/25/36 (b)		18,670	14,408,533
Series 2006-HE7, Class 1A2, 0.34%, 9/25/36 (b)		12,371	9,934,855
Series 2007-AQ2, Class A2, 0.34%, 1/25/37 (b)		7,605	6,327,203
Series 2007-HE1, Class 21A2, 0.33%, 1/25/37 (b)		5,896	5,317,392
Series 2007-HE2, Class 22A, 0.31%, 3/25/37 (b)		6,792	5,425,557
BOAA, Series 2012-1, Class R, 0.00%, 3/15/19 (c)		15,938	1,806,838
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class M1, 0.64%, 12/25/35 (b)		8,987	7,535,608
Series 2006-FRE1, Class A4, 0.42%, 7/25/36 (b)		9,244	5,560,231
Series 2006-NC3, Class A4, 0.41%, 8/25/36 (b)		9,267	5,667,706
Series 2006-NC5, Class A3, 0.32%, 1/25/37 (b)		2,500	1,552,815
Series 2006-NC5, Class A4, 0.39%, 1/25/37 (b)		4,026	2,468,574
Series 2007-RFC1, Class A3, 0.31%, 12/25/36 (b)		24,894	16,309,303
Chesapeake Funding LLC:
Series 2013-1A, Class B, 1.16%, 1/07/25 (a)(b)		1,730	1,735,353
Series 2014-1A, Class B, 0.96%, 3/07/26 (a)(b)		1,965	1,961,320
Series 2014-1A, Class C, 1.36%, 3/07/26 (a)(b)		1,145	1,140,418
Series 2014-1A, Class D, 1.71%, 3/07/26 (a)(b)		3,245	3,235,654
CHLUPA Trust:
Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		7,570	7,579,270
Series 2014-HD, Class A, 2.92%, 2/15/21 (a)		13,415	13,398,187
Chrysler Capital Auto Receivables Trust:
Series 2013-AA, Class B, 1.83%, 3/15/19 (a)		2,080	2,099,165
Series 2013-AA, Class C, 2.28%, 7/15/19 (a)		4,330	4,362,432
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		3,660	3,691,000
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		3,785	3,821,616
Countrywide Asset-Backed Certificates:
Series 2006-12, Class 2A2, 0.32%, 12/25/36 (b)		8,003	7,462,199
Series 2006-14, Class 2A2, 0.32%, 2/25/37 (b)		10,583	9,926,777
Series 2006-16, Class 1A, 0.31%, 12/25/46 (b)		10,317	7,542,498

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2006-19, Class 2A2, 0.33%, 3/25/37 (b)	USD	14,633	$13,354,239
Series 2006-25, Class 2A4, 0.39%, 6/25/47 (b)		7,000	4,412,072
Series 2007-13, Class 1A, 1.01%, 10/25/47 (b)		13,357	11,162,790
Series 2007-7, Class 2A4, 0.46%, 10/25/47 (b)		8,449	4,702,798
Series 2007-BC3, Class 2A4, 0.42%, 11/25/47 (b)		7,175	3,448,583
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (a)		30,326	29,634,266
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		40,552	41,266,412
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A4, 0.38%, 12/25/36 (b)		10,134	6,352,831
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.33%, 2/25/37 (b)		9,154	5,103,061
GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, 3.72%, 1/25/55 (a)(d)		12,668	12,683,736
GSAA Home Equity Trust, Series 2005-11, Class 2A1, 0.45%, 10/25/35 (b)		3,524	3,258,574
Highbridge Loan Management Ltd.:
Series 2015-6A, Class D, 6.02%, 3/17/27 (a)(b)		1,820	1,754,116
Series 2015-6A, Class E, 7.02%, 3/17/27 (a)(b)		1,620	1,508,382
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.53%, 4/15/36 (b)		9,977	8,785,875
Invitation Homes Trust:
Series 2013-SFR1, Class F, 3.90%, 12/17/30 (a)(b)		1,649	1,649,157
Series 2014-SFR1, Class E, 3.42%, 6/17/31 (a)(b)		11,395	11,426,530
Series 2014-SFR2, Class A, 1.27%, 9/17/31 (a)(b)		6,215	6,151,427
Series 2014-SFR3, Class E, 4.68%, 12/17/31 (a)(b)		1,760	1,812,393
Series 2015-SFR1, Class A, 1.62%, 3/17/32 (a)(b)		9,405	9,449,605
Series 2015-SFR1, Class E, 4.37%, 3/17/17 (a)(b)		9,772	10,011,893
Series 2015-SFR2, Class A, 1.53%, 6/17/32		6,920	6,920,000
Lehman XS Trust, Series 2007-1, Class 2A1, 5.60%, 2/25/37 (b)		7,788	7,177,457
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 2A3, 0.36%, 2/25/36 (b)		12,605	8,983,444
Series 2006-10, Class 2A2, 0.28%, 11/25/36 (b)		2,085	1,043,071
Series 2006-10, Class 2A3, 0.33%, 11/25/36 (b)		21,288	10,749,101
Series 2006-10, Class 2A4, 0.39%, 11/25/36 (b)		4,179	2,132,658
Series 2006-11, Class 1A, 0.33%, 12/25/36 (b)		21,159	14,038,817
Series 2006-2, Class 1A, 0.35%, 3/25/46 (b)		20,861	14,692,670
Series 2006-3, Class 2A3, 0.35%, 5/25/46 (b)		9,538	4,570,257
Series 2006-3, Class 2A4, 0.44%, 5/25/46 (b)		5,637	2,700,004
Series 2006-6, Class 1A, 0.31%, 7/25/36 (b)		31,804	22,376,825

BLACKROCK FUNDS II	MARCH 31, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
United States (continued)
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 1A, 0.39%, 4/25/37 (b)	USD	61,091	$29,167,096
MSCC Heloc Trust, Series 2007-1, Class A, 0.27%, 12/25/31 (b)		1,622	1,532,722
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		5,735	5,780,542
Series 2014-AA, Class A2B, 1.42%, 2/15/29 (a)(b)		3,800	3,832,167
Series 2014-AA, Class A3, 1.77%, 10/15/31 (a)(b)		17,812	17,919,353
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		14,970	14,194,300
Series 2014-CTA, Class A, 0.86%, 9/16/24 (a)(b)		16,571	16,537,746
Series 2014-CTA, Class B, 1.91%, 10/17/44 (a)(b)		16,230	16,050,902
Series 2015-AA, Class A2B, 1.36%, 12/15/28 (a)(b)		11,040	11,093,434
Series 2015-AA, Class A3, 1.86%, 11/15/30 (a)(b)		10,143	10,161,775
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		10,722	10,169,420
Nelnet Student Loan Trust:
Series 2008-3, Class A4, 1.88%, 11/25/24 (b)		4,435	4,590,611
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		12,770	12,755,340
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 3.78%, 8/04/25 (a)(b)		2,833	2,687,020
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		39,345	39,512,767
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,240	3,256,087
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		72,400	72,509,324
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		25,037	25,223,801
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		41,335	41,228,769
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		7,500	7,437,750
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		13,875	13,717,796
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)		24,570	24,385,725
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		17,009	17,163,102
Series 2015-1A, Class B, 3.97%, 3/18/26 (a)		9,175	9,226,563
Series 2015-1A, Class C, 5.26%, 3/18/26 (a)		7,260	7,259,274
Series 2015-1A, Class D, 6.81%, 3/18/26 (a)		10,056	10,053,989
PFS Financing Corp., Series 2014-AA, Class B, 1.12%, 2/15/19 (a)(b)		4,725	4,735,296
Pinnacle Park CLO Ltd.:
Series 2014-1A, Class D, 3.73%, 4/15/26 (a)(b)		4,080	3,907,874
Series 2014-1A, Class E, 5.18%, 4/15/26 (a)(b)		1,500	1,366,124
Progress Residential Trust:
Series 2014-SFR1, Class F, 4.87%, 10/17/31 (a)(b)		2,082	2,048,084

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2015-SFR1, Class A, 1.57%, 2/17/32 (a)(b)	USD	14,186	$14,226,217
Series 2015-SFR1, Class E, 4.17%, 2/17/32 (a)(b)		4,675	4,767,864
Residential Asset Mortgage Products Trust, Series 2006-RZ4, Class A3, 0.44%, 10/25/36 (b)		29,004	24,288,791
SACO I Trust:
Series 2006-10, Class A, 0.47%, 10/25/36 (b)		5,310	7,851,911
Series 2006-9, Class A1, 0.47%, 8/25/36 (b)		6,348	7,864,460
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		2,107	2,096,345
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		4,592	4,607,015
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		2,888	2,899,416
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		4,138	4,121,854
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		4,273	4,271,784
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		8,025	8,052,019
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		2,997	3,013,646
Silver Bay Realty Trust:
Series 2014-1, Class E, 3.41%, 9/17/31 (a)(b)		2,475	2,472,966
Series 2014-1, Class F, 3.71%, 9/17/31 (a)(b)		4,080	4,055,304
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.40%, 7/15/36 (b)		5,850	5,807,384
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.63%, 3/15/22 (b)		3,279	3,254,756
Series 2004-A, Class A3, 0.63%, 6/15/33 (b)		34,701	33,157,708
Series 2004-B, Class A2, 0.43%, 6/15/21 (b)		1,402	1,393,488
Series 2004-B, Class A3, 0.56%, 3/15/24 (b)		39,355	37,672,692
Series 2005-B, Class A2, 0.41%, 3/15/23 (b)		5,614	5,571,427
Series 2006-B, Class A4, 0.41%, 3/15/24 (b)		5,679	5,628,151
Series 2006-B, Class A5, 0.54%, 12/15/39 (b)		3,660	3,333,861
Series 2006-C, Class A4, 0.40%, 3/15/23 (b)		4,087	4,036,230
Series 2007-A, Class A2, 0.35%, 9/15/25 (b)		12,645	12,501,202
Series 2007-A, Class A3, 0.40%, 12/15/26 (b)		7,225	6,902,519
SLM Private Education Loan Trust:
Series 2011-A, Class A2, 4.37%, 4/17/28 (a)		2,000	2,138,726
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		3,340	3,519,652
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		11,165	11,805,971
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		7,690	8,284,076
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		1,070	1,079,788

8	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)	USD	11,210	$11,850,887
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		5,750	5,979,483
Series 2012-C, Class A1, 1.27%, 8/15/23 (a)(b)		1,871	1,879,945
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		9,015	9,379,576
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		25,520	26,305,786
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		8,025	8,081,576
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		4,718	4,722,124
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		7,730	7,712,260
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		17,440	16,928,589
Series 2013-B, Class A1, 0.82%, 7/15/22 (a)(b)		4,254	4,260,463
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		5,215	5,179,783
Series 2013-B, Class A2B, 1.27%, 6/17/30 (a)(b)		9,970	10,071,684
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		15,415	15,194,365
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		15,620	16,077,182
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		19,840	19,875,811
Series 2014-A, Class A2A, 2.59%, 1/15/26 (a)		2,800	2,861,785
Series 2014-A, Class A2B, 1.30%, 1/15/26 (a)(b)		13,940	14,000,820
Series 2014-A, Class B, 3.50%, 11/15/44 (a)		16,505	16,463,985
SLM Student Loan Trust, Series 2008-5, Class A4, 1.93%, 7/25/23 (b)		827	860,687
SoFi Professional Loan Program:
Series 2014-A, Class A1, 1.77%, 6/25/25 (a)(b)		3,100	3,140,654
Series 2014-A, Class A2, 3.02%, 10/25/27 (a)		3,971	4,044,672
SoFi Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/25/29 (a)		19,917	20,034,490
Series 2015-A, Class A2, 2.40%, 3/25/30 (a)		14,077	14,074,054
Soundview Home Loan Trust, Series 2006-EQ1, Class A4, 0.42%, 10/25/36 (b)		10,000	6,819,150
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		58,136	58,285,865
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		47,127	47,910,533
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		49,766	50,237,732
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		18,300	18,488,380
Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.65%, 9/25/35 (b)		6,545	5,826,202
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(d)		29,727	29,598,113
U.S. Residential Opportunity Fund Trust:
Series 2015-1III, Class A, 3.72%, 1/27/35 (a)		39,123	39,253,597

Asset-Backed Securities		Par (000)	Value
United States (concluded)
Series 2015-1IV, Class A, 3.72%, 2/27/35 (a)	USD	10,263	$10,264,581
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.30%, 7/25/37 (a)(b)		3,170	2,789,505
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 0.35%, 10/25/36 (b)		26,187	13,602,548
World Financial Network Credit Card Master Trust:
Series 2012-C, Class C, 4.55%, 8/15/22		4,650	4,872,819
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,370,005
Series 2012-D, Class B, 3.34%, 4/17/23		3,290	3,410,434
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,602,371

			1,731,504,834
Total Asset-Backed Securities — 11.0%			3,281,141,843

Common Stocks		Shares
Austria — 0.0%
Wienerberger AG		119,467	1,906,358
Canada — 0.0%
Northern Graphite Corp. (e)		100,433	55,508
China — 0.0%
China Singyes Solar Technologies Holdings Ltd.		2,400,000	3,281,459
China Unicom Hong Kong Ltd.		600,000	913,236

			4,194,695
Germany — 0.1%
Commerzbank AG (e)		73,631	1,017,353
Volkswagen AG, Preference Shares		39,105	10,370,703

			11,388,056
Greece — 0.0%
Hellenic Telecommunications Organization SA (e)		765,001	6,786,153
Italy — 0.0%
Telecom Italia SpA (e)		2,232,343	2,613,845
Luxembourg — 0.0%
Concrete Investment II SCA — Stapled		24,318	—
Spain — 0.0%
Abengoa Yield PLC		107,891	3,644,558
Banco Popular Espanol SA		858,157	4,205,802

			7,850,360
United Kingdom — 0.1%
AA PLC		660,909	3,774,493
Barclays PLC		2,041,550	7,368,996

			11,143,489
United States — 0.2%
American Realty Capital Properties, Inc.		564,604	5,561,349
Apple Inc. (t)		96,911	12,058,636
CBS Corp., Class B, Non-Voting Shares		67,128	4,069,971
Freeport-McMoRan, Inc.		152,098	2,882,257
LyondellBasell Industries NV, Class A (t)		127,429	11,188,266
Matador Resources Co. (e)		93,584	2,051,361
Tesla Motors, Inc. (e)(t)		18,146	3,425,420
Time Warner Cable, Inc.		34,931	5,235,458
United Continental Holdings, Inc. (t)		83,294	5,601,522
United Rentals, Inc. (e)		53,836	4,907,690
Vantage Drilling Co. (e)		1,556,671	509,810

BLACKROCK FUNDS II	MARCH 31, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
The Williams Cos., Inc. (t)		122,576	$6,201,120

			63,692,860
Total Common Stocks — 0.4%			109,631,324

Corporate Bonds
Australia — 0.1%
APT Pipelines Ltd.:
1.38%, 3/22/22	EUR	9,290	10,012,037
4.20%, 3/23/25	USD	6,000	6,072,192
2.00%, 3/22/27	EUR	5,655	6,110,649
Drillsearch Finance Property Ltd., 6.00%, 9/01/18 (f)	USD	2,100	1,997,625
Telstra Corp Ltd., 3.30%, 4/07/25		8,850	8,901,923
Transfield Services Ltd.:
8.38%, 5/15/20 (a)		1,800	1,917,000
8.38%, 5/15/20		300	315,750

			35,327,176
Belgium — 0.0%
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/01/24		6,200	6,563,921
Canada — 0.1%
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,430	2,247,750
7.00%, 3/31/24 (a)		15,576	14,680,380

			16,928,130
Cayman Islands — 0.0%
The Trafford Centre Finance Ltd., 0.89%, 7/28/35 (b)	GBP	3,400	4,496,161
China — 1.2%
Agile Property Holdings Ltd.:
6.50%, 2/28/17	CNH	21,000	3,105,890
9.88%, 3/20/17	USD	7,970	7,906,240
8.38%, 2/18/19		350	327,151
Alibaba Group Holding Ltd.:
3.60%, 11/28/24		5,000	5,016,140
4.50%, 11/28/34		5,000	5,039,235
Baidu, Inc., 3.50%, 11/28/22		7,500	7,614,263
Beijing Capital Hong Kong Ltd., 4.70%, 6/20/17	CNH	22,000	3,474,156
Beijing Capital Polaris Investment Co. Ltd., 2.88%, 4/01/18	USD	8,000	8,023,200
Billion Express Investments Ltd., 0.75%, 10/18/15 (f)		16,000	16,048,000
Biostime International Holdings Ltd., 0.00%, 2/20/19 (c)(f)	HKD	20,000	2,415,303
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	6,200	5,583,317
Central Plaza Development Ltd., 7.13%, 12/31/49 (b)		2,135	2,166,918
China Aoyuan Property Group Ltd., 11.25%, 1/17/19		520	493,765
China Shenhua Overseas Capital Co. Ltd., 4.19%, 1/20/25		13,000	13,423,280
China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/08/19 (f)	CNY	4,000	642,945
CIFI Holdings Group Co. Ltd.:
12.25%, 4/15/18	USD	450	487,710
8.88%, 1/27/19		900	882,075
CITIC Ltd.:
6.63%, 4/15/21		5,750	6,691,217
6.80%, 1/17/23		10,000	11,850,000
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		4,065	4,511,650

Corporate Bonds		Par (000)	Value
China (continued)
Country Garden Holdings Co. Ltd.:
7.88%, 5/27/19	USD	6,000	$6,232,500
7.88%, 3/09/20		10,000	10,012,500
7.25%, 4/04/21		3,900	3,892,200
Crotona Assets Ltd., 4.00%, 4/14/19 (f)		3,970	4,243,930
Dragon Aviation Finance Luxembourg SA, 4.00%, 11/28/22		15,611	15,454,866
E-House China Holdings Ltd.:
2.75%, 12/15/18 (a)(f)		10,700	9,469,500
2.75%, 12/15/18 (f)		1,000	885,000
Evergrande Real Estate Group Ltd.:
8.75%, 10/30/18		4,000	3,640,000
12.00%, 2/17/20		500	498,450
Fantasia Holdings Group Co. Ltd.:
13.75%, 9/27/17		4,100	3,889,875
10.63%, 1/23/19		8,500	6,873,236
Fufeng Group Ltd., 3.00%, 11/27/18 (f)	CNY	33,000	6,415,454
Gemdale Asia Investment Ltd., 6.50%, 3/04/17	CNH	18,000	2,802,860
Gemdale International Investment Ltd., 7.13%, 11/16/17	USD	475	488,262
Greenland Global Investment Ltd., 3.50%, 10/17/17		7,200	7,207,078
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	26,500	4,133,666
Greentown China Holdings Ltd., 8.50%, 2/04/18	USD	500	517,500
Hang Seng Bank China Ltd., 3.25%, 7/03/17	CNH	25,000	3,921,612
HC International, Inc., 5.00%, 11/27/19 (f)	HKD	30,000	3,549,431
Hengan International Group Co. Ltd., 0.00%, 6/27/18 (c)(f)		71,000	9,675,595
Huarong Finance II Co. Ltd., 5.69%, 1/16/25	USD	16,000	16,962,880
Jingneng Clean Energy Investment Holdings Ltd., 4.35%, 12/23/17	CNH	25,000	3,931,429
Jingrui Holdings Ltd., 13.63%, 8/08/19	USD	200	196,179
Kaisa Group Holdings Ltd.:
12.88%, 9/18/17		450	271,800
9.00%, 6/06/19		6,000	3,420,000
10.25%, 1/08/20		4,800	2,736,000
KWG Property Holding Ltd., 8.25%, 8/05/19		5,830	5,570,565
Logan Property Holdings Co. Ltd.:
9.75%, 12/08/17		3,300	3,103,254
11.25%, 6/04/19		1,000	955,600
Longfor Properties Co. Ltd.:
6.75%, 5/28/18	CNH	21,400	3,301,775
6.75%, 1/29/23	USD	500	494,262
Panda Funding Investment 2013, 3.95%, 12/17/16	CNH	22,000	3,487,312
Powerlong Real Estate Holdings Ltd., 10.75%, 9/18/17		25,000	3,749,760
Qihoo 360 Technology Co. Ltd.:
2.50%, 9/15/18 (f)	USD	4,079	3,862,303
0.50%, 8/15/20 (a)(f)		6,000	5,058,750
Semiconductor Manufacturing International Corp., 4.63%, 10/07/19		8,500	8,495,818
Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19 (f)	HKD	30,000	4,228,554
Shui On Development Holding Ltd.:
9.00%, 11/24/17	USD	3,000	2,990,589
9.63%, 6/10/19		2,000	1,985,000
SOHO China Ltd., 7.13%, 11/07/22		200	201,458
Sunac China Holdings Ltd.:
12.50%, 10/16/17		450	475,875
9.38%, 4/05/18		7,000	6,930,000
Tencent Holdings Ltd., 3.80%, 2/11/25		5,000	5,109,535
Tong Jie Ltd., 0.00%, 2/18/18 (c)(f)	HKD	27,000	3,529,696
Trillion Chance Ltd., 8.50%, 1/10/19	USD	8,500	7,715,407

10	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
China (concluded)
Unican Ltd., 5.60%, 9/18/17	CNH	22,400	$3,577,023
Universal Number One Co. Ltd., 5.70%, 1/30/17		15,000	2,387,678
Wanda Properties International Co. Ltd., 7.25%, 1/29/24	USD	23,000	25,019,239
Wuzhou International Holdings Ltd., 13.75%, 9/26/18		250	243,125
Yingde Gases Investment Ltd., 8.13%, 4/22/18		3,700	3,246,750
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	16,000	2,553,304
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18	USD	700	665,000

			345,961,890
Czech Republic — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	4,555	5,020,188
RPG Byty Sro, 6.75%, 5/01/20		4,407	4,992,123

			10,012,311
Finland — 0.0%
Citycon OYJ, 3.75%, 6/24/20		3,380	4,087,339
France — 0.5%
3AB Optique Developpement SAS, 5.63%, 4/15/19		4,500	4,632,965
Autodis SA, 6.50%, 2/01/19		395	442,943
BNP Paribas SA, 2.63%, 10/14/27 (b)		8,450	9,406,101
Casino Guichard Perrachon SA, 2.90%, 8/05/26		8,500	9,987,112
Credit Agricole SA:
3.88%, 4/15/24 (a)	USD	8,200	8,684,169
2.63%, 3/17/27	EUR	5,425	5,986,551
Faurecia, 3.13%, 6/15/22		2,150	2,314,668
GDF Suez:
0.50%, 3/13/22		16,500	17,493,811
1.50%, 3/13/35		5,600	6,157,802
Kerneos Corporate SAS:
4.83%, 3/01/21 (b)		1,233	1,327,051
5.75%, 3/01/21		1,613	1,839,873
Lion/Seneca France 2, 7.88%, 4/15/19		4,560	4,069,590
Numericable-SFR, 5.38%, 5/15/22		12,631	14,193,951
Numericable-SFR SAS:
6.00%, 5/15/22 (a)	USD	8,215	8,317,687
5.63%, 5/15/24		12,717	14,427,331
Renault SA, 3.63%, 9/19/18	EUR	15,909	18,641,594
SGD Group SAS, 5.63%, 5/15/19		4,035	4,439,489
Societe Generale SA, 2.63%, 2/27/25		7,600	8,319,941
THOM Europe SAS, 7.38%, 7/15/19		3,805	4,275,419

			144,958,048
Germany — 0.7%
Allianz SE, 2.40%, 7/07/45 (b)		18,900	20,292,269
Commerzbank AG:
7.75%, 3/16/21		17,800	24,017,540
8.13%, 9/19/23 (a)	USD	4,186	4,981,340
Deutsche Bank AG:
2.75%, 2/17/25	EUR	13,635	15,046,661
1.35%, 3/17/25		14,100	14,998,742
4.50%, 4/01/25	USD	16,500	16,482,048
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20	EUR	1,008	1,170,555
Fresenius Finance BV, 3.00%, 2/01/21		9,430	11,090,151
FTE Verwaltungs GmbH, 9.00%, 7/15/20		2,740	3,115,578
HeidelbergCement Finance Luxembourg SA:
2.25%, 3/12/19		621	695,772
3.25%, 10/21/20		2,689	3,176,132
3.25%, 10/21/21		1,695	2,038,567
Pfleiderer GmbH, 7.88%, 8/01/19		2,963	3,249,672
Schaeffler Finance BV, 3.25%, 5/15/25		6,475	6,946,412

Corporate Bonds		Par (000)	Value
Germany (concluded)
Schaeffler Holding Finance BV:
5.75% (5.75% Cash or 6.50% PIK), 10/15/21 (g)	EUR	5,378	$6,238,057
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (g)		870	977,848
Trionista Holdco GmbH, 5.00%, 4/30/20		1,457	1,636,896
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.75%, 1/15/23		3,280	3,830,187
5.13%, 1/21/23		351	404,698
5.63%, 4/15/23		818	954,429
4.00%, 1/15/25		15,191	17,007,184
3.50%, 1/15/27		1,022	1,104,011
6.25%, 1/15/29		1,337	1,624,492
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		1,130	1,379,360
Volkswagen International Finance NV:
5.50%, 11/09/15 (a)(f)		2,100	3,235,376
5.50%, 11/09/15 (f)		30,600	46,464,936

			212,158,913
Hong Kong — 0.3%
Asia View Ltd., 1.50%, 8/08/19 (f)	USD	5,000	4,967,500
China Nickel Resources Holdings Co. Ltd., 12.00%, 12/12/18 (e)(h)	HKD	8,000	309,572
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (f)		57,000	3,795,638
Double Rosy Ltd., 3.97%, 11/18/19	USD	13,600	13,671,400
Glorious Property Holdings Ltd., 13.25%, 3/04/18		4,800	2,952,000
Goodman HK Finance, 4.38%, 6/19/24		4,900	5,114,669
Haitong International Finance 2015 Ltd., 4.64%, 7/22/20		3,000	3,054,771
Haitong International Securities Group Ltd., 1.25%, 11/04/19 (f)	HKD	72,000	10,053,337
Hopson Development Holdings Ltd., 9.88%, 1/16/18	USD	5,900	5,324,744
IT Ltd., 6.25%, 5/15/18	CNH	25,100	3,648,112
The Link Finance Cayman 2009 Ltd., 3.60%, 9/03/24	USD	6,500	6,654,700
MIE Holdings Corp.:
6.88%, 2/06/18		2,650	1,684,075
7.50%, 4/25/19		3,200	1,908,000
Noble Group Ltd., 6.75%, 1/29/20		3,700	3,857,250
PCCW-HKT Capital No. 5 Ltd., 3.75%, 3/08/23		3,600	3,648,917
REXLot Holdings Ltd., 4.50%, 4/17/19 (f)	HKD	20,000	2,083,159
Shimao Property Holdings Ltd., 8.38%, 2/10/22	USD	500	507,500
Shine Power International Ltd., 0.00%, 7/28/19 (c)(f)	HKD	60,000	7,458,740

			80,694,084
India — 1.0%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	3,350	3,448,939
Delhi International Airport Pvt Ltd., 6.50%, 2/03/22		2,700	2,843,370
Export-Import Bank of India, 2.75%, 4/01/20		8,000	7,962,480
Food Corp. of India, 9.95%, 3/07/22	IND	4,335,000	76,290,251
Greenko Dutch BV, 8.00%, 8/01/19	USD	8,900	8,210,250
Housing Development Finance Corp.:
9.65%, 1/17/19	IND	2,055,000	33,824,073
9.45%, 8/21/19		1,218,000	20,028,674
Housing Development Finance Corp. Ltd., 9.75%, 10/10/16		1,000,000	16,256,003
Jaiprakash Associates Ltd., 5.75%, 9/08/17 (f)	USD	4,500	3,375,000
JSW Steel Ltd., 4.88%, 11/12/19		6,000	5,775,000
Lodha Developers International Ltd., 12.00%, 3/13/20		4,300	4,192,500

BLACKROCK FUNDS II	MARCH 31, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
India (concluded)
Power Finance Corp. Ltd., 9.69%, 3/02/19	IND	3,050,000	$50,718,762
Power Grid Corp. of India Ltd.:
9.30%, 9/04/24		240,000	4,096,754
9.30%, 9/04/29		200,000	3,466,949
Rolta Americas LLC, 8.88%, 7/24/19 (a)	USD	2,449	2,344,917
Rural Electrification Corp. Ltd.:
9.10%, 9/23/17	IND	2,170,000	35,077,741
8.44%, 12/04/21		750,000	11,941,408
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	4,823	5,289,234
Suzlon Energy Ltd., 3.25%, 7/16/19 (d)(f)	USD	4,900	7,374,500
Videocon Industries Ltd., 6.75%, 12/16/15 (f)		1,900	1,463,000

			303,979,805
Indonesia — 0.1%
Berau Capital Resources Pte Ltd., 12.50%, 7/08/15		7,675	5,372,500
Berau Coal Energy Tbk PT, 7.25%, 3/13/17		6,070	3,975,850
Indo Energy Finance II BV, 6.38%, 1/24/23		2,500	1,650,000
Pratama Agung Pte Ltd., 6.50%, 2/24/20		8,000	7,829,496
Theta Capital Pte Ltd., 7.00%, 4/11/22		383	398,320

			19,226,166
Ireland — 0.4%
Allied Irish Banks PLC, 2.75%, 4/16/19	EUR	10,450	11,820,808
Ardagh Packaging Finance PLC, 9.25%, 10/15/20		545	627,030
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)	USD	5,800	5,829,000
4.25%, 1/15/22	EUR	8,355	9,163,351
Bank of Ireland:
2.20%, 5/08/17		6,775	7,425,459
3.25%, 1/15/19		16,658	19,242,424
1.25%, 4/09/20		16,800	17,968,388
4.25%, 6/11/24 (b)		36,490	40,506,482
DEPFA Bank PLC, 0.73%, 12/15/15 (b)		4,644	4,868,605

			117,451,547
Italy — 1.1%
Astaldi SpA, 7.13%, 12/01/20		2,343	2,708,903
Banca Monte dei Paschi di Siena SpA:
4.88%, 9/15/16		13,080	14,974,309
3.63%, 4/01/19		465	520,025
2.88%, 4/16/22		25,375	30,617,008
3.00%, 7/16/24		14,010	17,140,686
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18		11,000	13,168,266
Banco Popolare SC, 3.50%, 3/14/19		16,678	18,992,767
Cerved Group SpA:
6.38%, 1/15/20		1,600	1,823,617
8.00%, 1/15/21		1,010	1,183,738
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		6,579	7,240,352
FGA Capital Ireland PLC, 2.63%, 4/17/19		3,450	3,913,470
GCL Holdings SCA, 9.38%, 4/15/18		995	1,118,014
Intesa Sanpaolo SpA:
1.13%, 1/14/20		6,685	7,247,764
3.50%, 1/17/22		5,220	6,459,594
6.63%, 9/13/23		10,730	14,818,238
4.10%, 9/15/26		6,420	7,599,577
IVS F. SpA, 7.13%, 4/01/20		387	436,926
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)	USD	3,376	3,755,800
7.38%, 7/15/39 (a)		1,740	1,948,800
6.25%, 1/15/40 (a)		6,540	6,654,450

Corporate Bonds		Par (000)	Value
Italy (concluded)
Mediobanca SpA, 2.25%, 3/18/19	EUR	7,750	$8,745,012
Officine Maccaferri SpA, 5.75%, 6/01/21		2,268	2,438,387
Rhino Bondco SpA, 7.25%, 11/15/20		4,332	4,970,048
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	1,056	1,129,920
6.00%, 9/30/34		887	915,828
7.72%, 6/04/38		2,050	2,393,375
Telecom Italia Finance SA:
6.13%, 11/15/16 (f)	EUR	17,800	26,775,983
7.75%, 1/24/33		4,065	6,547,132
Telecom Italia SpA:
4.88%, 9/25/20		1,050	1,288,335
4.50%, 1/25/21		7,875	9,502,482
3.50%, 1/16/23		6,370	7,259,500
5.88%, 5/19/23	GBP	5,650	9,376,828
Twin Set-Simona Barbieri SpA, 5.96%, 7/15/19 (b)	EUR	2,012	1,838,885
UniCredit SpA:
3.25%, 1/14/21		11,640	14,027,776
6.95%, 10/31/22		7,458	9,899,464
5.75%, 10/28/25 (b)		25,870	31,317,604
Unione di Banche Italiane SCpA, 2.88%, 2/18/19		7,725	8,901,658
Wind Acquisition Finance SA:
4.00%, 7/15/20		14,463	15,670,712
4.08%, 7/15/20 (b)		2,563	2,748,965

			328,070,198
Jamaica — 0.0%
Digicel Ltd.:
8.25%, 9/01/17 (a)	USD	1,845	1,883,062
6.00%, 4/15/21 (a)		3,100	2,945,000

			4,828,062
Japan — 0.2%
The Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (c)(f)	JPY	200,000	1,733,439
0.00%, 3/25/20 (c)(f)		130,000	1,142,452
CYBERDYNE, Inc., 0.00%, 12/12/17 (c)(f)		210,000	1,936,987
LIXIL Group Corp.:
0.00%, 3/04/20 (c)(f)		110,000	948,683
0.00%, 3/04/22 (c)(f)		110,000	947,738
Maruzen Showa Unyu Co. Ltd., 0.00%, 3/29/19 (c)(f)		571,000	5,237,003
MISUMI Group, Inc., 0.00%, 10/22/18 (c)(f)	USD	5,900	7,047,550
Mitsui OSK Lines Ltd., 0.00%, 4/24/20 (c)(f)		4,100	3,955,475
Mizuho Bank Ltd., 3.31%, 3/26/25		5,000	5,002,500
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (c)(f)	JPY	820,000	7,390,837
Park24 Co. Ltd., 0.00%, 4/26/18 (c)(f)		400,000	3,597,782
SBI Holdings, Inc., 0.00%, 11/02/17 (c)(f)		700,000	6,478,509
Shionogi & Co. Ltd., 0.00%, 12/17/19 (c)(f)		90,000	877,976
The Shizuoka Bank Ltd., 0.00%, 4/25/18 (c)(f)	USD	1,700	1,672,375
Softbank Corp., 4.50%, 4/15/20 (a)		1,045	1,067,206
Sumitomo Forestry Co. Ltd., 0.00%, 8/24/18 (c)(f)	JPY	350,000	3,013,090
Takashimaya Co. Ltd., 0.00%, 12/11/18 (c)(f)		30,000	268,646
Toppan Printing Co. Ltd., 0.00%, 12/19/16 (c)(f)		400,000	3,456,039
Yamaguchi Financial Group, Inc., 0.00%, 12/20/18 (c)(f)	USD	6,400	7,281,600

			63,055,887
Jersey — 0.0%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	3,155	3,696,732

12	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Luxembourg — 0.3%
Altice Financing SA, 5.25%, 2/15/23	EUR	6,013	$6,845,298
Altice SA:
7.25%, 5/15/22		17,991	20,157,225
6.25%, 2/15/25		6,435	6,917,476
APERAM, 0.63%, 7/08/21 (f)	USD	5,800	6,923,750
INEOS Group Holdings SA:
6.50%, 8/15/18	EUR	433	478,012
5.75%, 2/15/19		655	709,448
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		5,685	5,379,239
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		9,135	9,908,315
Magnolia BC SA, 9.00%, 8/01/20		1,610	1,791,736
Monitchem HoldCo 2 SA, 6.88%, 6/15/22		1,030	1,035,515
Monitchem HoldCo 3 SA, 5.25%, 6/15/21		884	955,270
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		297	334,665
SIG Combibloc Holdings SCA, 7.75%, 2/15/23		1,448	1,645,858
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		392	459,431
6.75%, 8/15/24		1,380	1,661,900
Xefin Lux SCA, 3.79%, 6/01/19 (b)		5,810	6,254,986

			71,458,124
Malaysia — 0.1%
Cahaya Capital Ltd., 0.00%, 9/18/21 (c)(f)	USD	5,000	5,150,000
Petronas Capital Ltd.:
3.50%, 3/18/25		1,450	1,467,739
4.50%, 3/18/45		5,000	5,021,770

			11,639,509
Mexico — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	11,311	12,678,993
Cemex SAB de CV:
4.75%, 1/11/22		4,460	4,893,905
4.38%, 3/05/23		1,741	1,874,343

			19,447,241
Netherlands — 0.2%
Achmea Bank NV, 2.75%, 2/18/21		4,150	4,902,410
Achmea BV, 6.00%, 4/04/43 (b)		2,709	3,505,732
Constellium NV, 4.63%, 5/15/21		468	475,287
Hema Bondco I BV:
5.28%, 6/15/19 (b)		4,470	3,796,054
6.25%, 6/15/19		5,751	5,217,529
Hema Bondco II BV, 8.50%, 12/15/19		308	190,426
LGE HoldCo VI BV, 7.13%, 5/15/24		13,626	16,612,374
NXP Semiconductors NV, 1.00%, 12/01/19 (a)(f)	USD	14,212	16,930,045
TMF Group Holding BV, 9.88%, 12/01/19	EUR	3,936	4,529,265
Ziggo Bond Finance BV, 4.63%, 1/15/25		9,137	10,181,641

			66,340,763
Philippines — 0.0%
Filinvest Development, 4.25%, 4/02/20	USD	5,500	5,294,740
Rizal Commercial Banking Corp., 4.25%, 1/22/20		1,950	2,035,215
Security Bank Corp., 4.20%, 2/03/20		1,750	1,786,645

			9,116,600
Poland — 0.0%
Play Finance 1 SA, 6.50%, 8/01/19	EUR	3,675	4,175,777
Play Finance 2 SA, 5.25%, 2/01/19		5,050	5,630,357

			9,806,134

Corporate Bonds		Par (000)	Value
Portugal — 0.2%
Caixa Geral de Depositos SA:
3.00%, 1/15/19	EUR	2,100	$2,486,414
1.05%, 1/27/22		13,200	14,516,139
Galp Energia SGPS SA, 3.00%, 1/14/21		2,400	2,668,846
Novo Banco SA:
2.63%, 5/08/17		3,600	3,745,081
4.75%, 1/15/18		9,500	10,396,965
4.00%, 1/21/19		10,600	11,511,250

			45,324,695
Singapore — 0.2%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	6,190	6,050,725
HPHT Finance 15 Ltd., 2.88%, 3/17/20		12,000	12,122,484
Olam International Ltd., 6.00%, 10/15/16 (f)		1,700	1,772,250
OSIM International Ltd., 0.00%, 9/18/19 (c)(f)	SGD	7,500	5,246,475
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22 (b)	USD	7,000	7,261,730
Pakuwon Prima Pte Ltd., 7.13%, 7/02/19		2,800	2,793,081
United Overseas Bank Ltd., 3.75%, 9/19/24 (b)		6,050	6,256,365

			41,503,110
Slovenia — 0.0%
United Group BV, 7.88%, 11/15/20	EUR	1,000	1,155,889
South Korea — 0.1%
Celltrion, Inc., 2.75%, 3/27/18 (f)	USD	8,000	8,000,000
Hyundai Capital Services, Inc., 2.63%, 9/29/20		8,000	8,033,600
Woori Bank, 2.86%, 7/22/20		7,000	7,080,129
Woori Bank Co. Ltd., 4.75%, 4/30/24		16,800	17,948,582

			41,062,311
Spain — 0.7%
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	14,380	14,460,093
Abengoa Greenfield SA, 5.50%, 10/01/19		1,710	1,705,367
Abengoa Yield PLC, 7.00%, 11/15/19 (a)	USD	1,022	1,052,660
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	878	863,820
AyT Cedulas Cajas X Fondo de Titulizacion, 0.15%, 6/30/15 (b)		20,000	21,488,957
Bankia SA:
3.50%, 1/17/19		20,200	23,658,057
4.00%, 5/22/24 (b)		41,700	45,559,633
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (g)		5,771	6,546,975
BPE Financiaciones SA, 2.00%, 2/03/20		41,300	44,757,846
CaixaBank SA:
4.50%, 11/22/16 (f)		6,500	6,603,299
5.00%, 11/14/23 (b)		7,200	8,404,805
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		3,392	3,747,532
Obrascon Huarte Lain SA, 5.50%, 3/15/23		12,800	13,170,091
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		8,750	9,879,723
Santander Issuances SAU, 2.50%, 3/18/25		6,600	7,260,426
Telefonica SA, 5.50%, 7/24/17 (f)		8,000	10,239,780

			219,399,064
Sweden — 0.0%
Verisure Holding AB, 8.75%, 12/01/18		1,000	1,147,825
Volvo Treasury AB, 4.50%, 6/10/75 (b)		2,360	2,620,051

			3,767,876

BLACKROCK FUNDS II	MARCH 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Switzerland — 0.2%
Credit Suisse AG:
6.50%, 8/08/23	USD	9,470	$10,812,723
5.75%, 9/18/25 (b)	EUR	1,580	1,966,252
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (a)	USD	13,282	13,357,774
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	2,544	2,885,873
Selecta Group BV, 6.50%, 6/15/20		1,333	1,444,052
UBS AG:
4.75%, 5/22/23 (b)	USD	3,860	3,991,800
5.10%, 5/15/24		9,945	10,336,047
4.75%, 2/12/26 (b)	EUR	10,740	12,845,734

			57,640,255
Taiwan — 0.0%
Far Eastern International Bank, 0.00%, 2/07/18 (c)(f)	USD	2,600	2,580,500
Neo Solar Power Corp., 0.00%, 7/18/17 (c)(f)		5,000	4,673,000
Siliconware Precision Industries Co. Ltd., 0.00%, 10/31/19 (c)(f)		2,250	2,497,500

			9,751,000
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, 0.00%, 9/18/19 (c)(f)	THB	276,000	8,918,685
CP Foods Holdings Ltd., 0.50%, 1/15/19 (f)	USD	4,400	4,504,500
TMB Bank PCL, 5.50%, 3/09/18	CNH	27,000	4,372,743

			17,795,928
Turkey — 0.0%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (a)	USD	8,792	8,923,880
United Arab Emirates — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		7,697	8,197,128
United Kingdom — 1.8%
AA Bond Co. Ltd.:
5.50%, 7/31/22	GBP	12,825	19,214,760
9.50%, 7/31/43		14,460	23,755,723
Abbey National Treasury Services PLC, 2.38%, 3/16/20	USD	34,355	34,600,020
Annington Finance No. 4 PLC, 1.53%, 1/10/23 (b)	GBP	1,524	2,240,204
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (g)		1,063	1,970,676
Bakkavor Finance 2 PLC, 8.25%, 2/15/18		1,000	1,544,583
Barclays Bank PLC, 7.63%, 11/21/22	USD	9,753	11,417,106
Barclays PLC, 3.65%, 3/16/25		14,298	14,341,623
BAT International Finance PLC, 2.00%, 3/13/45	EUR	5,390	5,789,263
Boparan Finance PLC:
4.38%, 7/15/21		391	384,685
5.50%, 7/15/21	GBP	2,418	3,165,390
Brakes Capital, 7.13%, 12/15/18	GBP	3,150	4,743,152
British Sky Broadcasting Group PLC:
1.70%, 9/15/21	EUR	10,650	11,811,031
2.50%, 9/15/26		12,420	14,775,583
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (b)	GBP	4,461	6,253,458
Centrica PLC, 4.38%, 3/13/29	GBP	6,125	10,194,357
Cleopatra Finance Ltd.:
4.13%, 2/15/20	EUR	1,225	1,328,701
6.25%, 2/15/22 (a)	USD	4,100	4,007,750
4.75%, 2/15/23	EUR	1,400	1,532,546
6.50%, 2/15/25 (a)	USD	1,650	1,592,250
Debenhams PLC, 5.25%, 7/15/21	GBP	793	1,164,383

Corporate Bonds		Par (000)	Value
United Kingdom (concluded)
EC Finance PLC, 5.13%, 7/15/21	EUR	2,875	$3,256,841
Eco-Bat Finance PLC, 7.75%, 2/15/17		898	941,895
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	6,106	8,949,640
Findus Bondco SA, 9.13%, 7/01/18	EUR	885	1,007,498
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	2,000	3,115,244
Gala Group Finance PLC, 8.88%, 9/01/18		2,700	4,200,333
Greene King Finance PLC, Series A5, 3.06%, 12/15/33 (b)		28,862	42,791,783
House of Fraser Funding PLC, 8.88%, 8/15/18		1,033	1,623,611
Hydra Dutch Holdings 2 BV, 5.58%, 4/15/19 (b)	EUR	1,487	1,458,284
IDH Finance PLC:
6.00%, 12/01/18	GBP	3,168	4,740,509
6.00%, 12/01/18 (a)		700	1,047,461
INEOS Finance PLC, 8.38%, 2/15/19 (a)	USD	1,770	1,881,864
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	343	547,347
Marks & Spencer PLC, 4.75%, 6/12/25		1,220	2,041,296
Merlin Entertainments PLC, 2.75%, 3/15/22	EUR	2,050	2,220,786
Mitchells & Butlers Finance PLC, 2.69%, 6/15/36 (b)	GBP	3,072	4,101,463
New Look Bondco I PLC, 8.75%, 5/14/18		430	666,563
Pension Insurance Corp. PLC, 6.63%, 7/03/24		1,950	2,999,157
Premier Oil PLC, 5.11%, 5/10/18	USD	12,700	11,557,000
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	1,126	1,734,136
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21		7,951	12,497,695
Series A6, 5.94%, 9/30/22		9,308	13,660,732
Series A7, 5.27%, 3/30/24		6,467	9,153,009
Punch Taverns Finance PLC:
0.56%, 7/15/21 (b)		5,057	6,675,891
7.27%, 10/15/26		5,475	9,213,027
7.27%, 10/15/26 (a)		1,825	3,068,743
6.06%, 10/15/27 (a)(b)		7,866	11,297,444
Silk Bidco AS, 7.50%, 2/01/22	EUR	10,320	11,484,914
Spirit Issuer PLC:
Series A2, 3.26%, 12/28/31 (b)	GBP	14,430	20,442,484
Series A6, 2.36%, 12/28/36 (b)		7,014	9,975,332
Standard Chartered PLC, 6.73%, 12/31/49 (b)	USD	1,750	1,766,965
Stonegate Pub Co. Financing PLC:
5.31%, 4/15/19 (b)	GBP	2,205	3,285,110
5.75%, 4/15/19		6,395	9,486,298
The Unique Pub Finance Co. PLC:
6.46%, 3/30/32		23,306	31,166,550
Series A3, 6.54%, 3/30/21		2,342	3,624,398
Series A4, 5.66%, 6/30/27		20,860	30,682,805
Series M, 7.40%, 3/28/24		16,689	25,300,069
Virgin Media Secured Finance PLC:
6.00%, 4/15/21		3,575	5,559,801
6.25%, 3/28/29		3,574	5,712,524
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	4,145	4,567,202
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	4,816	7,501,222
Voyage Care BondCo PLC:
6.50%, 8/01/18		1,500	2,291,842
11.00%, 2/01/19		5,000	7,973,237

			523,097,249
United States — 3.5%
Actavis Funding SCS, 3.00%, 3/12/20	USD	77,700	79,493,705
The ADT Corp.:
4.13%, 4/15/19 (i)		5,097	5,192,569
4.88%, 7/15/42		2,720	2,176,000
AES Corp., 8.00%, 10/15/17		3,133	3,622,531
Ally Financial, Inc.:
3.50%, 1/27/19		10,100	9,973,750

14	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (continued)
4.13%, 3/30/20	USD	5,400	$5,366,250
8.00%, 11/01/31		2,600	3,250,000
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		10,610	10,391,169
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		40,210	40,813,150
ARC Properties Operating Partnership LP, 2.00%, 2/06/17		4,580	4,440,310
AT&T Inc.:
3.90%, 3/11/24		100	104,652
2.60%, 3/15/35 (a)	EUR	11,375	12,761,375
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	825	792,000
Belden, Inc., 5.50%, 4/15/23	EUR	7,181	8,271,485
Brightstar Corp., 7.25%, 8/01/18 (a)	USD	7,263	7,753,253
Calpine Corp., 5.38%, 1/15/23		8,090	8,090,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.38%, 6/01/20		8,032	8,584,200
5.25%, 9/30/22		8,115	8,297,587
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		1,940	2,007,900
Chesapeake Energy Corp., 5.75%, 3/15/23		3,000	2,925,000
CHS/Community Health Systems, Inc., 8.00%, 11/15/19		5,622	5,973,375
CIT Group, Inc.:
5.00%, 5/15/17		3,430	3,527,549
4.25%, 8/15/17		16,889	17,100,113
5.50%, 2/15/19 (a)		1,100	1,144,000
Citigroup, Inc., 2.40%, 2/18/20		41,893	42,042,474
CONSOL Energy, Inc., 5.88%, 4/15/22		5,660	5,122,300
Continental Resources, Inc., 4.90%, 6/01/44		2,600	2,292,963
Covanta Holding Corp., 6.38%, 10/01/22		1,610	1,722,700
Crown Castle International Corp., 5.25%, 1/15/23		1,735	1,821,750
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		1,805	1,798,231
CVS Health Corp., 3.38%, 8/12/24		12,248	12,701,213
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		5,685	5,798,700
DISH DBS Corp., 5.88%, 7/15/22		8,105	8,236,706
DPL, Inc., 6.50%, 10/15/16		429	450,450
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		686	703,150
First Data Corp.:
7.38%, 6/15/19 (a)		19,619	20,501,855
8.88%, 8/15/20 (a)		3,150	3,354,750
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	4,405	4,369,382
General Motors Co.:
4.88%, 10/02/23	USD	3,520	3,811,153
6.25%, 10/02/43		5,635	6,903,224
General Motors Financial Co., Inc.:
2.75%, 5/15/16		1,069	1,080,930
2.63%, 7/10/17		19,160	19,351,887
Gulfmark Offshore, Inc., 6.38%, 3/15/22		705	551,663
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,185	1,220,550
HCA, Inc., 8.00%, 10/01/18		12,048	13,960,620
HD Supply, Inc., 11.00%, 4/15/20		8,810	9,999,350
Hologic, Inc., 6.25%, 8/01/20		4,519	4,688,463
HSBC USA, Inc., 2.35%, 3/05/20		66,174	66,566,743
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		975	982,313
4.88%, 3/15/19		4,111	4,188,081
6.00%, 8/01/20		7,420	7,707,896
Infor U.S., Inc., 9.38%, 4/01/19		1,690	1,812,187

Corporate Bonds		Par (000)	Value
United States (continued)
iStar Financial, Inc., 4.00%, 11/01/17	USD	1,996	$1,971,050
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		1,850	1,794,500
JPMorgan Chase & Co., 2.25%, 1/23/20		23,195	23,244,684
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		2,655	2,787,750
Kinder Morgan, Inc.:
3.05%, 12/01/19		30,048	30,346,196
1.50%, 3/16/22	EUR	2,675	2,887,298
2.25%, 3/16/27		4,450	4,854,606
Laredo Petroleum, Inc.:
9.50%, 2/15/19	USD	2,265	2,372,587
7.38%, 5/01/22		735	757,969
Lennar Corp., 2.75%, 12/15/20 (a)(f)		10,000	23,268,750
Level 3 Communications, Inc., 8.88%, 6/01/19		780	820,950
Level 3 Financing, Inc., 8.13%, 7/01/19		4,260	4,478,325
Levi Strauss & Co., 6.88%, 5/01/22		1,161	1,268,393
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		3,096	2,445,840
8.63%, 4/15/20		294	250,635
Massachusetts Institute of Technology, 3.96%, 7/01/38		8,375	9,001,718
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,190	1,253,963
Merck & Co., Inc., 3.70%, 2/10/45		11,303	11,356,452
MetroPCS Wireless, Inc., 6.63%, 11/15/20		2,180	2,278,100
Metropolitan Life Global Funding I, 2.30%, 4/10/19 (a)		14,493	14,712,062
MGM Resorts International, 4.25%, 4/15/15 (f)		15,700	17,878,375
Micron Technology, Inc., 3.00%, 11/15/43 (f)		31,000	34,274,375
Microsoft Corp., 4.00%, 2/12/55		14,890	14,864,791
Morgan Stanley:
1.90%, 1/30/25	EUR	18,385	20,376,922
4.30%, 1/27/45	USD	17,806	18,451,058
NES Rentals Holdings, Inc., 7.88%, 5/01/18 (a)		1,847	1,865,470
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		1,850	1,896,250
Novelis, Inc., 8.75%, 12/15/20		1,740	1,863,975
NRG Energy, Inc., 6.25%, 7/15/22		5,622	5,776,605
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		4,525	4,570,250
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	6,865	7,713,732
Realogy Group LLC, 7.63%, 1/15/20 (a)	USD	2,709	2,915,561
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.88%, 8/15/19		461	493,270
6.88%, 2/15/21		1,305	1,373,513
Rosetta Resources, Inc., 5.63%, 5/01/21		1,713	1,610,220
The Ryland Group, Inc., 1.63%, 5/15/18 (f)		20,000	31,500,000
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		3,614	3,637,708
5.63%, 4/15/23		947	944,633
5.75%, 5/15/24		8,215	8,256,075
Sabine Pass LNG LP, 7.50%, 11/30/16		8,575	9,110,937
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		1,172	1,160,280
Service Corp. International, 7.00%, 6/15/17		5,623	6,129,070
SESI LLC, 7.13%, 12/15/21		7,261	7,333,610
Sprint Communications, Inc., 9.00%, 11/15/18 (a)(j)		4,105	4,710,487
Sprint Corp., 7.88%, 9/15/23		24,060	24,541,200
SunGard Data Systems, Inc., 6.63%, 11/01/19		1,900	1,957,000
TA Manufacturing Ltd., 3.63%, 4/15/23	EUR	1,300	1,417,137

BLACKROCK FUNDS II	MARCH 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (concluded)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)	USD	706	$698,940
Tenet Healthcare Corp.:
6.00%, 10/01/20		3,781	4,007,860
8.13%, 4/01/22		7,264	8,008,560
Time Warner Cable, Inc.:
6.55%, 5/01/37		6,714	8,431,757
5.50%, 9/01/41		6,713	7,711,505
T-Mobile USA, Inc.:
5.25%, 9/01/18		5,622	5,804,715
6.63%, 4/28/21		3,160	3,310,100
6.73%, 4/28/22		5,680	5,978,200
TransDigm, Inc., 6.00%, 7/15/22		8,120	8,120,000
Transocean, Inc., 6.50%, 11/15/20		3,300	2,767,875
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23		23,463	24,577,557
United Rentals North America, Inc.:
5.75%, 7/15/18		583	607,778
7.63%, 4/15/22		1,454	1,590,676
5.50%, 7/15/25		5,252	5,350,475
Valeant Pharmaceuticals International, 6.75%, 8/15/21 (a)		4,362	4,558,290
VRX Escrow Corp.:
4.50%, 5/15/23	EUR	21,280	23,024,236
6.13%, 4/15/25 (a)	USD	23,138	23,947,830
VWR Funding, Inc., 7.25%, 9/15/17		6,870	7,170,563
Williams Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,635	1,732,283
4.88%, 5/15/23		1,060	1,067,950
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		6,055	6,403,163
10.13%, 7/01/20		972	1,100,790

			1,040,434,390
Vietnam — 0.0%
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		2,550	2,683,875
Vingroup JSC, 11.63%, 5/07/18		7,030	7,416,650

			10,100,525
Total Corporate Bonds — 13.2%			3,917,562,693

Floating Rate Loan Interests (b)
Austria — 0.0%
Constantia Flexibles Group GmbH (AKA Constantinople Acquisition GmbH), Term Loan B1 Euro, 3.75%, 4/29/22	EUR	3,781	4,104,113
Canada — 0.0%
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17	USD	9,635	9,620,822
Denmark — 0.0%
Nassa Midco AS, Facility B (EUR), 4.25%, 7/09/21	EUR	8,700	9,387,753
France — 0.0%
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		6,065	6,552,386
Vivarte, BOND, 4.00%, 10/29/19		3,200	3,251,543

			9,803,929
Germany — 0.1%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B1 (EUR), 5.50%, 1/17/22		3,090	3,365,436
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		2,791	2,765,311

Floating Rate Loan Interests (b)		Par (000)	Value
Germany (concluded)
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-EUR, 4.25%, 5/15/20	EUR	4,650	$5,040,242
Springer Science+Business Media Deutschland GmbH, Term Loan B8, 4.75%, 8/14/20		3,890	4,213,030

			15,384,019
Italy — 0.0%
Sit SpA, Medium Term Facility B, 5.52%, 4/30/20		12,000	12,644,889
Luxembourg — 0.1%
Altice Financing SA, Euro Denominated Tranche Loan, 5.25%, 2/04/22		6,795	7,382,404
Onex Wizard Acquisition Co. II SCA, Initial Euro Term Loan, 5.25%, 3/11/22		21,750	23,600,113

			30,982,517
Netherlands — 0.2%
Action Holding BV (FKA Peer Holdings BV), Term B (A2), 4.78%, 1/13/21		4,910	5,320,689
Amaya Holdings BV, Initial Term B Loan (Second Lien), 8.00%, 8/01/22	USD	22,963	22,885,155
Charger OpCo BV, Term B-1 EUR Loan, 0.00% - 3.50%, 7/23/21	EUR	10,070	10,869,844
Maxeda DIY Group BV, Term Loan D1, 0.00%, 6/29/17	USD	169	154,067
Yellow Maple Holding BV, Term Loan B (First Lien), 4.02%, 9/17/21	EUR	3,780	4,090,400
Ziggo BV:
EUR B1 Facility, 3.50% - 3.75%, 1/15/22		4,189	4,500,060
EUR B2 Facility, 3.50%, 1/15/22		2,699	2,899,003
EUR B3 Facility, 3.75%, 1/15/22		7,583	8,145,187

			58,864,405
Spain — 0.1%
Car Rentals Subsidiary, S.L.U. (aka Goldcar), Facility B, 6.50%, 6/18/20		13,590	14,070,754
Livister Investments S.L.U., Facility B, 4.79%, 6/28/21		3,500	3,779,053

			17,849,807
United Kingdom — 0.2%
Bestway UK Holdco Ltd., Facility B, 5.26%, 10/06/21	GBP	4,570	6,809,883
H&F Nugent Lux Debtco S.à r.l. (FKA Twelve Beeches S.à r.l.), Facility C Loan, 4.00%, 8/02/19		3,000	4,450,179
Iglo Foods Midco Ltd., Facility B2, 5.26%, 6/30/20		2,875	4,276,099
Nelson Bidco Ltd.:
Initial Term Loan (First Lien), 5.28% - 5.43%, 12/10/21		7,945	11,822,576
Initial Term Loan (Second Lien), 8.25%, 12/09/22		3,980	5,903,904
Saga Mid Co. Ltd., Facility A, 2.81%, 4/25/19		3,750	5,322,859
Virgin Media Investment Holdings Ltd.:
B Facility, 3.50%, 6/07/20	USD	2,197	2,192,752
E Facility, 4.25%, 6/30/23	GBP	3,295	4,891,837
Yellow Maple Holding BV, Facility B3, 5.06%, 9/23/21		2,160	3,214,542

			48,884,631
United States — 1.8%
300 N Sepulveda Owner LLC, Term B Note, 10.00%, 9/01/15	USD	4,888	4,888,322

16	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19	USD	7,172	$6,789,222
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		637	637,812
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		331	330,930
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		3,935	3,927,150
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.42%, 8/07/21		15,000	15,000,000
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		2,218	2,223,144
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		2,304	1,958,187
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		4,108	4,113,571
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		2,240	2,225,054
Biomet, Inc., Dollar Term B-2 Loan, 3.67%, 7/25/17		7,592	7,584,272
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		980	979,653
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.17%, 7/09/19		7,000	7,000,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		21,883	20,691,689
Charter Communications Operating LLC (AKA CCO Safari LLC), Term G Loan, 4.25%, 9/10/21		17,510	17,646,228
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		28,368	28,500,094
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Term B Loan, 2.68%, 4/17/20		9,442	9,394,740
Dallas Design District, Mezzanine, 6.87%, 11/25/16		9,000	9,000,000
Dell International LLC:
Term B Loan, 4.50%, 4/29/20		11,365	11,438,077
Term C Loan, 3.75%, 10/29/18		9,660	9,674,683
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		15,359	15,375,206
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 2.75%, 5/24/17		21,903	21,898,509
First Data Corp.:
2018 New Dollar Term Loan, 3.67%, 3/23/18		25,056	25,030,636
2018B Second New Term Loan, 3.67%, 9/24/18		1,220	1,218,219
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		23,169	23,204,136
Tranche B5 Term Loan, 3.75%, 1/15/21		8,117	8,152,383
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		22,608	22,509,451
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		26,162	26,189,152
The Hertz Corp.:
Tranche B-1 Term Loan, 4.00%, 3/11/18		3,350	3,345,922
Tranche B-2 Term Loan, 3.50%, 3/11/18		4,823	4,802,008
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		24,295	24,317,090
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		11,622	11,636,687

Floating Rate Loan Interests (b)		Par (000)	Value
United States (concluded)
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	24,748	$24,642,829
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		14,962	14,987,241
Tranche B 2022 Term Loan, 4.50%, 1/31/22		4,750	4,772,277
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		10,148	10,167,128
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		8,782	8,799,311
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17		1,308	812,767
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		981	979,049
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		968	967,319
PT MNC Sky Vision Tbk, Term Loan Facility, 4.52%, 11/19/16		11,000	10,725,000
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16		97	95,775
Initial Term B Loan 2014, 3.75%, 3/05/20		951	949,208
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 3.50%, 12/01/18		11,370	11,412,637
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	363,600
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		18,796	18,717,879
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		24,741	24,787,728
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		850	852,023
Trans Union LLC, 2014 Replacement Term Loan, 3.00%, 4/09/21		17,377	17,365,821
Univision Communications, Inc.:
2013 Incremental Term Loan, 4.00%, 3/01/20		7,720	7,700,776
Replacement First-Lien Term Loan, 4.00%, 3/01/20		5,192	5,180,444
Walton Portland Mezz Holdings VI LLC, Loan, 6.92%, 7/08/16		7,200	7,200,000
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		17,413	17,427,290

			540,588,329
Total Floating Rate Loan Interests — 2.5%			758,115,214

Foreign Agency Obligations
Brazil — 0.1%
Petrobras Global Finance BV:
6.25%, 12/14/26	GBP	2,860	3,657,509
5.38%, 10/01/29		1,310	1,609,611
6.63%, 1/16/34		3,525	4,381,058
7.25%, 3/17/44	USD	7,827	7,349,396

			16,997,574

BLACKROCK FUNDS II	MARCH 31, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
China — 0.2%
CDBL Funding 1, 4.25%, 12/02/24	USD	12,950	$13,200,142
China Cinda Finance 2014 Ltd., 5.63%, 5/14/24		4,450	4,865,283
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		13,850	14,723,589
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		1,450	1,494,183
Eastern Creation II Investment Holdings Ltd., 3.25%, 1/20/20		10,950	11,154,765
Huarong Finance II Co. Ltd., 4.70%, 1/16/20		9,000	9,413,307

			54,851,269
Germany — 0.1%
HSH Nordbank AG:
0.88%, 2/14/17 (b)	EUR	18,081	16,403,780
0.92%, 2/14/17 (b)		6,000	5,451,496

			21,855,276
India — 0.0%
IDBI Bank Ltd., 4.44%, 4/23/20	USD	3,550	3,607,176
Syndicate Bank, 3.88%, 12/04/19		2,300	2,351,007

			5,958,183
Indonesia — 0.0%
Pertamina Persero PT, 6.45%, 5/30/44		1,000	1,075,000
Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 3/09/23		16,200	14,703,930
Singapore — 0.0%
BOC Aviation Pte Ltd., 3.00%, 3/30/20		4,000	3,992,740
South Korea — 0.0%
Korea East-West Power Co. Ltd., 2.50%, 6/02/20		7,500	7,576,080
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,550	3,479,000
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 1/12/23		5,800	5,894,250
National Bank of Abu Dhabi PJSC, 5.00%, 3/07/18	AUD	9,900	7,896,266

			13,790,516
Total Foreign Agency Obligations — 0.5%			144,279,568

Foreign Government Obligations
Argentina — 0.1%
Republic of Argentina:
7.00%, 10/03/15	USD	7,914	7,672,623
8.75%, 5/07/24		31,914	33,382,044

			41,054,667
Colombia — 0.0%
Republic of Colombia, 4.38%, 3/21/23	COP	8,365,000	2,926,334
Germany — 0.0%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	6,917	8,201,067
Greece — 0.1%
Hellenic Republic:
3.38%, 7/17/17		5,812	4,364,343
4.75%, 4/17/19		21,806	15,497,871
3.00%, 2/24/24 (d)		6,180	3,633,549

			23,495,763

Foreign Government Obligations		Par (000)	Value
India — 0.4%
Republic of India, 7.16%, 5/20/23	IND	7,000,000	$107,003,791
Indonesia — 0.4%
Republic of Indonesia:
5.38%, 10/17/23	USD	10,000	11,241,000
8.38%, 3/15/24	IDR	663,924,000	53,900,981
4.13%, 1/15/25	USD	10,600	10,878,250
8.38%, 3/15/34	IDR	405,731,000	32,923,946
5.13%, 1/15/45	USD	3,416	3,586,800

			112,530,977
Italy — 3.7%
Buoni Poliennali Del Tesoro:
2.45%, 3/26/16	EUR	73,566	80,697,398
2.55%, 10/22/16		97,568	109,011,453
2.25%, 4/22/17		37,184	41,692,678
4.75%, 6/01/17		141,163	166,644,650
2.15%, 11/12/17		21,476	24,252,040
3.50%, 6/01/18		110,355	130,603,758
5.50%, 9/01/22		32,200	45,704,736
5.50%, 11/01/22		9,300	13,259,185
2.50%, 12/01/24		121,100	145,103,587
3.10%, 9/15/26		7,085	10,205,882
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.35%, 9/15/19		201,035	243,505,314
2.10%, 9/15/21		76,429	94,794,916

			1,105,475,597
Japan — 0.7%
Government of Japan (20 Year), 1.50%, 6/20/34	JPY	24,113,300	215,574,531
Mexico — 1.5%
United Mexican States:
4.75%, 6/14/18	MXN	18,914	124,059,225
5.00%, 12/11/19		5,113	33,118,772
6.50%, 6/09/22		11,696	80,154,253
4.00%, 10/02/23	USD	69,156	73,167,048
8.00%, 12/07/23	MXN	12,400	92,744,375
4.60%, 1/23/46	USD	26,529	27,125,903

			430,369,576
Netherlands — 0.4%
Kingdom of the Netherlands, 1.25%, 1/15/18 (a)	EUR	100,000	111,808,026
Portugal — 0.7%
Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30 (a)		26,380	34,833,899
Republic of Portugal:
5.13%, 10/15/24	USD	5,765	6,377,704
4.10%, 2/15/45	EUR	114,338	165,938,982

			207,150,585
Slovenia — 0.6%
Republic of Slovenia:
4.13%, 2/18/19 (a)	USD	18,791	19,866,634
4.13%, 2/18/19		14,870	15,721,189
4.13%, 1/26/20	EUR	2,400	3,008,968
5.50%, 10/26/22 (a)	USD	17,007	19,601,248
5.50%, 10/26/22		18,232	21,013,109
5.85%, 5/10/23		10,865	12,847,863
5.25%, 2/18/24 (a)		28,788	33,041,427
5.25%, 2/18/24		43,670	50,122,243

			175,222,681

18	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
South Africa — 0.3%
Republic of South Africa:
7.75%, 2/28/23	ZAR	581,976	$48,438,022
8.00%, 1/31/30		323,318	26,280,750

			74,718,772
Spain — 0.9%
Kingdom of Spain:
2.10%, 4/30/17	EUR	37,943	42,466,361
4.10%, 7/30/18		26,086	31,567,084
5.40%, 1/31/23		53,690	76,786,595
4.40%, 10/31/23		3,447	4,709,524
2.75%, 10/31/24		29,653	36,378,985
1.60%, 4/30/25		80,392	89,539,894

			281,448,443
Sri Lanka — 0.0%
Republic of Sri Lanka, 6.25%, 10/04/20	USD	6,750	6,969,375
United Kingdom — 0.6%
United Kingdom Gilt:
4.25%, 6/07/32	GBP	82,000	160,004,261
3.50%, 1/22/45		2	3,715
3.50%, 7/22/68		15,072	30,730,658

			190,738,634
Vietnam — 0.0%
Socialist Republic of Vietnam, 5.13%, 11/19/24	USD	1,400	1,457,750
Total Foreign Government Obligations — 10.4%			3,096,146,569

Investment Companies		Shares
iShares Gold Trust (k)(l)		10,300,000	117,935,000
iShares iBoxx $ High Yield Corporate Bond ETF (k)		3,801,790	344,480,192
SPDR Gold Shares (e)(l)		2,461,054	279,723,398
Total Investment Companies — 2.5%			742,138,590

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
Ireland — 0.0%
Bluestep Mortgage Securities No.2 Ltd., 2.05%, 11/10/55 (b)	SEK	53,534	6,217,129
Italy — 0.0%
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.62%, 3/31/48 (b)	EUR	2,971	3,141,493
United Kingdom — 0.2%
Auburn Securities 5 PLC, Series 5, Class A2, 0.82%, 12/01/41 (b)	GBP	5,188	7,465,908
Eurosail-UK PLC, Series 2007-4X, Class A3, 1.51%, 6/13/45 (b)		2,105	3,097,300
Gemgarto, Series 2012-1, Class A1, 3.51%, 5/14/45 (b)		916	1,388,235
Granite Master Issuer PLC: Series 2006-2, Class A5, 0.19%, 12/20/54 (b)	EUR	2,165	2,322,213

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United Kingdom (concluded)
Series 2007-2, Class 3A2, 0.19%, 12/17/54 (b)	EUR	2,361	$2,531,805
Grifonas Finance PLC, Series 1, Class A, 0.39%, 8/28/39 (b)		8,650	6,454,370
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.19%, 12/22/54 (b)	GBP	4,036	6,158,699
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.41%, 1/15/39 (b)	USD	4,605	4,295,735
Residential Mortgage Securities PLC, Series 26, Class A1, 2.81%, 2/14/41 (b)	GBP	2,366	3,633,598
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.91%, 6/21/55 (b)		1,602	2,395,138

			39,743,001
United States — 2.8%
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.82%, 2/25/47 (b)	USD	14,892	9,471,070
American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.08%, 12/25/35 (b)		2,231	1,527,875
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.52%, 3/27/47 (a)(b)		8,136	7,448,097
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 2.83%, 3/25/35 (b)		170	164,776
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.49%, 11/25/36 (b)		7,065	5,147,950
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (d)		7,359	6,867,435
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (d)		8,378	6,903,320
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 2A3, 0.37%, 2/25/37 (b)		16,712	12,613,016
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A2, 0.55%, 12/25/35 (b)		9,683	6,978,533
Series 2005-72, Class A3, 0.47%, 1/25/36 (b)		6,374	5,118,122
Series 2006-23CB, Class 2A5, 0.57%, 8/25/36 (b)		16,903	8,534,694
Series 2006-25CB, Class A2, 6.00%, 10/25/36		242	218,030
Series 2006-34, Class A3, 0.87%, 11/25/46 (b)		11,668	6,519,816
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		6,427	5,418,978
Series 2006-J7, Class 2A1, 2.19%, 11/20/36 (b)		13,262	9,491,124
Series 2006-OA10, Class 2A1, 0.36%, 8/25/46 (b)		23,091	17,589,703
Series 2006-OA11, Class A4, 0.36%, 9/25/46 (b)		10,569	8,620,869
Series 2006-OA14, Class 1A1, 1.84%, 11/25/46 (b)		31,932	27,136,566
Series 2006-OA21, Class A1, 0.37%, 3/20/47 (b)		11,681	9,198,614
Series 2006-OA3, Class 1A1, 0.37%, 5/25/36 (b)		1,958	1,613,623
Series 2006-OA3, Class 2A1, 0.38%, 5/25/36 (b)		12,038	9,637,900

BLACKROCK FUNDS II	MARCH 31, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2006-OA6, Class 1A2, 0.38%, 7/25/46 (b)	USD	21,206	$18,167,515
Series 2007-22, Class 2A16, 6.50%, 9/25/37		31,422	25,182,496
Series 2007-25, Class 1A3, 6.50%, 11/25/37		46,993	41,154,521
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		722	640,144
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		9,708	8,166,015
Series 2007-OA2, Class 1A1, 0.95%, 3/25/47 (b)		30,677	22,908,178
Series 2007-OA6, Class A1A, 0.31%, 6/25/37 (b)		13,159	11,152,063
Series 2007-OA7, Class A1B, 0.31%, 5/25/47 (b)		11,379	9,445,916
Series 2007-OA8, Class 2A1, 0.35%, 6/25/47 (b)		6,861	5,473,871
Series 2007-OH3, Class A1A, 0.46%, 9/25/47 (b)		10,427	8,898,195
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.44%, 11/25/35 (b)		5,259	4,445,951
Series 2006-OA4, Class A1, 1.07%, 4/25/46 (b)		50,349	28,058,963
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (b)		15,327	12,322,893
Credit Suisse Commercial Mortgage Trust:
Series 2014-9R, Class 3A1, 1.83%, 11/27/37 (a)(b)		17,196	15,921,895
Series 2014-9R, Class 6A1, 0.30%, 3/27/36 (a)(b)		10,502	9,633,252
Credit Suisse Mortgage Capital Certificates:
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		27,321	23,968,116
Series 2011-2R, Class 1A1, 2.44%, 3/27/37 (a)(b)		2,454	2,409,269
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		5,047	5,090,691
Series 2011-4R, Class 5A1, 3.15%, 5/27/36 (a)(b)		3,760	3,743,879
Series 2011-4R, Class 6A1, 2.43%, 5/27/36 (a)(b)		1,148	1,141,876
Series 2011-5R, Class 2A1, 4.74%, 8/27/46 (a)(b)		6,463	6,314,639
Series 2011-5R, Class 3A1, 2.87%, 9/27/47 (a)(b)		1,652	1,572,718
Series 2011-6R, Class 6A1, 2.84%, 8/28/36 (a)(b)		4,276	4,223,635
Series 2014-11R, Class 16A1, 2.13%, 9/27/47 (a)(b)		18,125	17,513,485
Series 2015-PR1, Class A-1, 0.00%, 2/25/55 (a)(b)		13,811	13,465,237
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-OA1, Class A1, 0.37%, 2/25/47 (b)		6,058	4,885,046
Series 2007-OA4, Class 1A1B, 0.30%, 8/25/47 (b)		6,430	5,246,696
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.67%, 1/27/37 (a)(b)		6,112	9,229,871
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 4.37%, 6/27/37 (a)(b)		17,770	17,819,861
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.39%, 6/25/37 (b)		10,484	8,756,720

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.63%, 1/25/35 (b)	USD	2,450	$2,463,725
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.71%, 11/25/37 (b)		3,998	3,773,407
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX2, Class A1A, 0.33%, 4/25/37 (b)		12,118	10,587,579
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 3.34%, 5/25/37 (b)		3,576	2,856,879
JPMorgan Madison Avenue Securities Trust:
Series 2014-1, Class M1, 2.42%, 11/25/24 (a)(b)		11,342	11,382,039
Series 2014-1, Class M2, 4.42%, 11/25/24 (a)(b)		6,269	6,370,104
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 2.49%, 7/25/35 (b)		183	183,260
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.27%, 9/01/21 (a)(b)		44,564	44,674,914
Series 2014-2, Class A, 2.16%, 12/01/21 (a)(b)		38,826	38,359,288
Series 2015-1, Class A, 2.17%, 1/01/20 (a)(b)		15,761	15,534,861
Series 2015-2, Class A, 2.17%, 1/01/20 (a)(b)		11,318	11,160,702
Series 2015-3, Class A, 2.18%, 3/01/20 (a)(b)		17,930	17,696,605
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.68%, 8/25/37 (a)(b)		13,992	9,864,708
Morgan Stanley Re-REMIC Trust, Series 2010-R9, Class 3B, 5.00%, 11/26/36 (a)		3,486	3,618,721
Morgan Stanley Resecuritization Trust, Series 2014-R5, Class B1, 0.34%, 11/26/33 (a)(b)		15,497	13,839,158
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1, 0.29%, 2/25/37 (a)(b)		27,420	26,288,619
RBSSP Resecuritization Trust:
Series 2013-4, Class 1A1, 1.65%, 12/26/37 (a)(b)		17,370	16,913,850
Series 2013-5, Class 3A1, 0.53%, 1/26/36 (a)(b)		34,080	29,581,415
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 0.51%, 6/25/35 (a)(b)		6,000	5,260,158
Series 2005-R3, Class AF, 0.57%, 9/25/35 (a)(b)		8,265	7,420,747
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 2.47%, 5/25/35 (b)		2,975	2,601,057
Series 2007-2, Class 3A3, 2.74%, 4/25/37 (b)		3,510	2,956,817
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3, 4.66%, 2/25/24 (b)		3,250	3,388,798
Structured Asset Mortgage Investments II Trust, Series 2006-AR2, Class A1, 0.40%, 2/25/36 (b)		5,168	4,114,453
WaMu Mortgage Pass-Through Certificates Trust: Series 2006-AR6, Class 2A, 1.08%, 8/25/46 (b)		14,978	10,461,896

20	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
United States (concluded)
Series 2007-OA1, Class 2A, 0.83%, 12/25/46 (b)	USD	16,452	$11,413,905
Series 2007-OA5, Class 1A, 0.87%, 6/25/47 (b)		8,334	7,155,782

			833,097,165
Commercial Mortgage-Backed Securities — 6.2%
Cayman Islands — 0.1%
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		3,576	3,576,183
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		15,270	13,857,525

			17,433,708
Ireland — 0.0%
German Residential Funding Ltd., Series 2013-1, Class E, 4.19%, 8/27/24 (b)	EUR	3,766	4,272,581
Talisman Finance PLC, Series 6, Class A, 0.26%, 10/22/16 (b)		3,899	4,139,894
Titan Europe NHP Ltd., Series 2007-1X, Class A, 8.00%, 1/20/17 (b)	GBP	2,459	2,990,653

			11,403,128
Italy — 0.1%
Fondi Immobili Pubblici Funding SRL, Series 1, Class A2, 1.15%, 1/10/23 (b)	EUR	9,411	9,931,854
Taurus IT Srl, Series 2015-IT1, Class A, 1.56%, 2/18/27 (b)		1,790	1,925,652

			11,857,506
United Kingdom — 0.0%
Canary Wharf Finance II PLC, Series II, Class C2, 1.94%, 10/22/37 (b)	GBP	2,100	2,881,612
Morpheus European Loan Conduit No. 19 PLC, Series 19X, Class C, 1.24%, 11/01/29 (b)		320	463,575

			3,345,187
United States — 6.0%
7 WTC Depositor LLC Trust, Series 2012-7WTC, Class B, 5.96%, 3/13/31 (a)	USD	4,539	4,927,720
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (a)		11,227	11,691,063
Aventura Mall Trust:
Series 2013-AVM, Class D, 3.74%, 12/05/32 (a)(b)		1,576	1,635,825
Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		15,323	15,316,917
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		19,321	20,022,913
Series 2006-6, Class B, 5.48%, 10/10/45		3,000	3,041,874
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		2,400	2,501,047
Series 2007-3, Class AJ, 5.55%, 6/10/49 (b)		15,930	16,389,979
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		29,004	30,932,592
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 5.84%, 9/15/18 (a)(b)		19,320	19,316,909
Series 2014-FL1, Class D, 4.17%, 12/15/31 (a)(b)		13,775	13,407,345
Series 2015-ASHF, Class F, 5.17%, 1/15/28 (a)(b)		13,833	13,698,820
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ, 5.18%, 9/10/47 (b)		200	204,988

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Banc of America Re-REMIC Trust:
Series 2009-UB1, Class A4B, 5.58%, 6/24/50 (a)(b)	USD	3,300	$3,519,450
Series 2010-UB4, Class A4B, 5.11%, 12/20/41 (a)(b)		719	706,899
Barclays Commercial Mortgage Trust:
Series 2014-BXO, Class B, 1.77%, 8/15/27 (a)(b)		8,077	8,053,762
Series 2015-SLP, Class D, 3.38%, 2/15/28 (a)(b)		8,890	8,890,000
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		10,790	11,105,823
Bayview Commercial Asset Trust, Series 2008-4, Class A3, 2.92%, 7/25/38 (a)(b)		11,433	11,261,328
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		4,567	4,673,110
Series 2007-PW17, Class A3, 5.74%, 6/11/50		731	732,045
BHMS Mortgage Trust:
Series 2014-ATLS, Class AFL, 1.67%, 7/05/33 (a)(b)		11,945	12,154,157
Series 2014-MZ, Class M, 7.37%, 7/01/21 (a)(b)		4,945	5,063,037
BLCP Hotel Trust, Series 2014-CLRN, Class F, 3.19%, 8/15/29 (a)(b)		3,360	3,192,091
BWAY Mortgage Trust:
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		8,303	7,832,635
Series 2015-1740, Class E, 4.45%, 1/10/35 (a)(b)		9,438	9,456,074
Carefree Portfolio Trust:
Series 2014-CARE, Class A, 1.47%, 11/15/19 (a)(b)		7,650	7,631,977
Series 2014-CARE, Class D, 3.40%, 11/15/19 (a)(b)		12,510	12,547,530
Series 2014-CARE, Class E, 4.15%, 11/15/19 (a)(b)		9,760	9,788,489
Series 2014-CMZA, Class MZA, 6.13%, 11/15/19 (a)(b)		2,500	2,505,750
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.42%, 11/15/19 (a)(b)		15,380	15,400,625
CG-CCRE Commercial Mortgage Trust:
Series 14-FL1, Class D, 2.90%, 6/15/19 (a)(b)		6,856	6,829,454
Series 14-FL1, Class E, 4.81%, 6/15/19 (a)(b)		4,370	4,353,390
Citigroup Commercial Mortgage Trust:
Series 2004-C1, Class J, 5.25%, 4/15/40 (a)(b)		1,740	1,746,896
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		16,906	15,821,700
Series 2014-388G, Class E, 2.52%, 6/15/33 (a)(b)		9,800	9,761,496
Series 2014-GC21, Class C, 4.78%, 5/10/47 (b)		8,020	8,591,882
Series 2014-GC21, Class D, 4.84%, 5/10/47 (a)(b)		1,665	1,625,032
Series 2014-GC25, Class AS, 4.02%, 10/10/47		10,485	11,264,717
Series 2015-SSHP, Class D, 3.22%, 9/15/27 (a)(b)		2,550	2,546,953
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class AJ, 5.23%, 7/15/44 (b)		10,000	10,188,070

BLACKROCK FUNDS II	MARCH 31, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)	USD	5,503	$5,756,044
Citigroup/Deutsche Bank Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		14,295	15,578,462
Series 2007-CD5, Class AJA, 6.12%, 11/15/44 (b)		9,515	10,352,301
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.77%, 5/15/46 (b)		4,165	4,337,173
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class C, 4.61%, 2/10/47 (b)		1,362	1,470,701
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (b)		7,460	7,931,554
Series 2007-C9, Class AJFL, 0.84%, 12/10/49 (a)(b)		4,391	4,280,101
Series 2007-C9, Class E, 5.80%, 12/10/49 (b)		1,710	1,758,130
Series 2007-C9, Class G, 5.80%, 12/10/49 (a)(b)		3,130	3,113,107
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,340	2,478,795
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		2,460	2,522,883
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		750	796,141
Series 2013-CR11, Class D, 5.17%, 10/10/46 (a)(b)		9,330	9,464,567
Series 2013-CR12, Class D, 5.09%, 10/10/46 (a)(b)		4,540	4,652,265
Series 2013-CR8, Class B, 3.97%, 6/10/46 (a)(b)		2,376	2,532,163
Series 2013-FL3, Class MMHP, 3.60%, 10/13/28 (a)(b)		1,775	1,788,534
Series 2013-FL3, Class RGC1, 3.65%, 10/13/28 (a)(b)		8,190	8,214,300
Series 2013-FL3, Class RGC2, 4.40%, 10/13/28 (a)(b)		11,337	11,341,875
Series 2013-FL3, Class RRI1, 3.42%, 11/13/28 (a)(b)		690	690,393
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		1,635	1,694,226
Series 2014-277P, Class A, 3.61%, 8/10/49 (a)(b)		13,050	13,896,449
Series 2014-CR16, Class C, 4.91%, 4/10/47 (b)		3,930	4,269,135
Series 2014-CR20, Class A4, 3.59%, 11/10/47		1,594	1,695,742
Series 2014-CR21, Class B, 4.34%, 12/10/47		10,538	11,282,826
Series 2014-FL5, Class B, 2.32%, 9/15/16 (a)(b)		6,200	6,205,171
Series 2014-FL5, Class D, 2.15%, 10/15/31 (a)(b)		15,675	14,431,722
Series 2014-FL5, Class HFL1, 3.40%, 7/15/16 (a)(b)		6,988	6,707,800
Series 2014-KYO, Class F, 3.66%, 6/11/27 (a)(b)		25,265	25,202,292
Series 2014-LC15, Class C, 4.94%, 4/10/47 (b)		1,250	1,367,563
Series 2014-PAT, Class E, 3.30%, 8/15/27 (a)(b)		2,500	2,531,037

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2014-PAT, Class F, 2.59%, 8/15/27 (a)(b)	USD	13,700	$12,996,478
Series 2014-PAT, Class G, 1.75%, 8/15/27 (a)(b)		11,827	10,653,052
Series 2014-TWC, Class E, 3.40%, 2/13/32 (a)(b)		28,385	28,385,000
Series 2014-TWC, Class F, 4.40%, 2/13/32 (a)(b)		12,440	12,440,000
Series 2015-CR22, Class A5, 3.31%, 3/10/48		4,050	4,171,177
Series 2015-DC1, Class A5, 3.35%, 2/04/48		5,840	6,089,654
Series 2015-LC19, Class D, 2.87%, 3/12/48 (a)		8,136	6,645,184
CORE, Series 2015-CALW, 0.00%, 2/10/34 (a)		29,865	28,247,455
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		1,690	1,780,770
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,100	9,546,382
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		1	1,278
Series 2007-C3, Class AAB, 5.70%, 6/15/39 (b)		3,504	3,639,203
Series 2007-C4, Class A1AM, 6.10%, 9/15/39 (b)		41,131	44,534,593
Series 2007-C4, Class AJ, 5.90%, 9/15/39 (b)		18,402	19,379,404
Series 2007-C4, Class AM, 6.10%, 9/15/39 (b)		11,580	12,500,749
Series 2009-RR1, Class A3C, 5.38%, 2/15/40 (a)		4,235	4,362,558
Series 2014-2R, Class 28A1, 3.00%, 6/29/37 (a)		8,314	7,811,393
Series 2014-TIKI, Class D, 2.41%, 9/15/28 (a)(b)		2,170	2,170,000
Credit Suisse Commercial Mortgage Trust Series 2007-C4, Series 2007-C4, Class B, 5.90%, 9/15/39 (a)(b)		3,423	3,431,215
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-C2, Class AMFL, 4.18%, 4/15/37 (b)		4,230	4,196,621
Series 2005-C2, Class AMFX, 4.88%, 4/15/37		4,910	4,910,899
Series 2005-C3, Class AJ, 4.77%, 7/15/37		5,445	5,451,289
Series 2005-C3, Class B, 4.88%, 7/15/37		2,655	2,648,862
Series 2005-C6, Class AJ, 5.23%, 12/15/40 (b)		3,705	3,774,500
Credit Suisse Mortgage Capital Certificates:
Series 2010-UD1, Class B, 5.77%, 12/16/49 (a)(b)		2,700	2,847,960
Series 2014-TIKI, Class F, 3.99%, 9/15/38 (a)(b)		5,710	5,710,228
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class A4, 3.51%, 4/17/50		4,570	4,827,277
Series 2015-C1, Class C, 4.45%, 4/17/50		2,136	2,209,901
Series 2015-C1, Class D, 1.00%, 4/17/50 (a)(b)		2,750	2,485,095
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, 5.42%, 8/10/44 (a)(b)		4,725	5,319,594
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		2,077	2,082,193

22	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)	USD	7,645	$7,681,413
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		4,525	4,626,871
FREMF Mortgage Trust:
Series 2014-K41, Class B, 3.83%, 10/25/24 (a)(b)		12,126	12,501,676
Series 2015-K43, Class C, 3.86%, 2/25/48 (a)(b)		2,385	2,367,101
GAHR Commericial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.47%, 12/15/16 (a)(b)		13,203	13,199,594
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)		1,540	1,440,331
Series 2015-NRF, Class GFX, 8.12%, 12/15/34 (a)		56,861	50,922,323
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class AAB, 5.48%, 12/10/49		456	461,945
GP Portfolio Trust, Series 2014-GPP, Class E, 4.00%, 2/15/27 (a)(b)		17,265	17,292,434
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		22,857	22,253,049
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		13,605	14,727,834
GS Mortgage Securities Corp Trust:
Series 2013-NYC5, Class F, 3.65%, 1/10/30 (a)(b)		5,155	5,208,401
Series 2013-NYC5, Class G, 3.77%, 1/10/30 (a)(b)		4,445	4,404,355
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class H, 5.71%, 5/03/32 (a)		790	949,391
Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		9,480	9,077,783
GS Mortgage Securities Trust:
Series 2006-GG6, Class AJ, 5.52%, 4/10/38 (b)		6,634	6,780,837
Series 2014-GSFL, Class D, 4.05%, 7/15/31 (a)(b)		17,870	17,864,764
Series 2014-GSFL, Class E, 6.10%, 7/15/31 (a)(b)		2,180	2,221,880
Hilton USA Trust:
Series 2013-HLF, Class EFL, 3.91%, 11/05/30 (a)(b)		4,346	4,345,897
Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		30,979	31,820,297
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class C, 4.56%, 9/15/47 (b)		5,165	5,436,999
Series 2014-C23, Class D, 3.96%, 9/15/24 (a)(b)		7,261	6,613,041
Series 2014-C24, Class C, 4.58%, 11/15/47 (b)		4,830	5,078,827
Series 2014-C24, Class D, 4.08%, 11/15/47 (a)(b)		6,060	5,513,267
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class C, 2.36%, 12/15/30 (a)(b)		10,910	10,915,008
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2002-CIB4, Class C, 6.45%, 5/12/34 (b)		5,302	5,488,865
Series 2006-CB15, Class AM, 5.86%, 6/12/43 (b)		8,673	8,882,904
Series 2006-LDP6, Class AJ, 5.57%, 4/15/43 (b)		4,210	4,330,953

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)	USD	5,090	$5,319,488
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		16,722	17,597,222
Series 2007-CB20, Class B, 6.17%, 2/12/51 (a)(b)		2,879	2,953,900
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		27,857	29,082,569
Series 2008-C2, Class A4FL, 1.68%, 2/12/51 (b)		8,113	7,978,385
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		813	852,055
Series 2012-WLDN, Class A, 3.91%, 5/05/30 (a)		10,815	11,499,070
Series 2013-C14, Class C, 4.56%, 8/15/46 (b)		1,231	1,320,776
Series 2013-LC11, Class C, 3.96%, 4/15/46 (b)		840	855,246
Series 2014-C21, Class D, 4.66%, 8/15/47 (b)		5,262	5,071,642
Series 2014-CBMZ, Class M, 6.40%, 10/15/29 (a)(b)		3,000	2,986,500
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		4,945	5,150,400
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		11,720	11,415,784
Series 2014-DSTY, Class E, 3.80%, 6/10/27 (a)(b)		8,255	7,702,154
Series 2014-FBLU, Class E, 3.65%, 12/15/28 (a)(b)		6,610	6,610,238
Series 2014-FL6, Class A, 1.57%, 11/15/31 (a)(b)		18,640	18,662,107
Series 2014-FL6, Class BAT1, 4.17%, 11/15/31 (a)(b)		5,120	5,120,000
Series 2014-FL6, Class BAT2, 5.41%, 11/15/31 (a)(b)		773	772,500
Series 2014-FL6, Class DFW1, 3.66%, 11/15/31 (a)(b)		10,330	9,606,900
Series 2014-FL6, Class DFW2, 4.42%, 11/15/31 (a)(b)		5,640	5,245,200
Series 2014-FL6, Class TLAN, 4.17%, 11/15/31 (a)(b)		1,675	1,675,000
Series 2014-FL6, Class VINE, 4.97%, 11/15/31 (a)(b)		2,490	2,490,000
Series 2014-PHH, Class B, 1.77%, 8/15/27 (a)(b)		9,600	9,662,035
Series 2015-CSMO, Class A, 1.43%, 1/15/32 (a)(b)		9,380	9,372,496
Series 2015-CSMO, Class D, 3.48%, 1/15/32 (a)(b)		5,710	5,713,426
Series 2015-CSMO, Class E, 4.13%, 1/15/32 (a)(b)		12,540	12,538,746
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		6,730	6,646,339
LB-UBS Commercial Mortgage Trust:
Series 2005-C3, Class C, 4.92%, 7/15/40 (b)		4,475	4,482,979
Series 2005-C7, Class D, 5.35%, 11/15/40 (b)		3,980	4,026,781
Series 2006-C4, Class AJ, 5.85%, 6/15/38 (b)		13,286	13,927,634
Series 2006-C6, Class B, 5.47%, 9/15/39 (b)		5,625	5,814,484
Series 2007-C1, Class AJ, 5.48%, 2/15/40		19,790	20,649,420
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		16,960	17,935,946
Series 2007-C6, Class AJ, 6.13%, 7/15/40 (b)		2,331	2,420,487

BLACKROCK FUNDS II	MARCH 31, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)	USD	12,122	$13,077,905
Series 2007-C7, Class AJ, 6.25%, 9/15/45 (b)		26,558	28,447,693
Series 2007-C7, Class B, 6.25%, 9/15/45 (b)		4,078	4,171,941
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		11,095	10,984,239
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (b)		4,950	5,046,594
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		7,230	7,572,545
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47		5,723	6,004,932
Morgan Stanley Capital I Trust:
Series 2005-HQ6, Class AJ, 5.07%, 8/13/42 (b)		3,800	3,813,912
Series 2005-HQ6, Class C, 5.17%, 8/13/42 (b)		6,880	6,928,456
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,113	3,222,108
Series 2007-HQ11, Class AMFL, 0.35%, 2/12/44 (b)		3,852	3,734,472
Series 2007-HQ12, Class A2FX, 5.67%, 4/12/49 (b)		1,014	1,013,067
Series 2007-HQ12, Class AM, 5.67%, 4/12/49 (b)		14,255	15,190,228
Series 2007-HQ12, Class AMFL, 0.59%, 4/12/49 (b)		8,885	8,598,246
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,915	3,105,696
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		4,524	4,868,182
Series 2007-IQ14, Class AM, 5.70%, 4/15/49 (b)		2,400	2,519,052
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (b)		10,195	10,928,836
Series 2007-T25, Class AM, 5.54%, 11/12/49 (b)		3,645	3,894,960
Series 2014-150E, Class F, 4.30%, 9/09/32 (a)(b)		6,850	6,618,669
Series 2014-CPT, Class F, 3.45%, 7/13/21 (a)(b)		12,617	12,332,525
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		2,765	2,643,503
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4B, 5.80%, 8/15/45 (a)(b)		5,219	5,598,948
Series 2011-IO, Class B, 0.00%, 3/23/51 (a)(c)		1,301	1,291,314
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(c)		32,250	30,476,250
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		6,194	6,178,261
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)		828	819,501
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.42%, 8/27/24 (a)(b)		17,962	18,051,609
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 5.04%, 2/11/36 (a)(b)		2,607	2,637,856
RAIT Trust, Series 2014-FL3, Class C, 3.57%, 12/17/31 (a)(b)		2,449	2,448,584
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		2,945	3,020,768

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Resource Capital Corp. Ltd., Series 2014, Class CR2, 2.67%, 4/15/34 (a)(b)	USD	3,930	$3,879,283
SCG Trust, Series 2013-SRP1, Class AJ, 2.11%, 11/15/26 (a)(b)		11,390	11,425,252
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 4.14%, 1/05/35 (a)(b)		5,476	5,719,227
Starwood Property Mortgage Trust, Series 2013-FV1, Class D, 3.68%, 8/11/28 (a)(b)		12,595	12,604,119
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class A, 2.17%, 9/25/44 (a)(b)		14,569	14,517,519
Series 2014-1, Class M1, 4.94%, 9/25/44 (a)(b)		6,821	6,821,000
VNDO Mortgage Trust, Series 2013-PENN, Class E, 3.95%, 12/13/29 (a)(b)		4,115	4,116,021
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C12, Class E, 5.42%, 7/15/41 (b)		1,400	1,396,292
Series 2005-C21, Class A4, 5.24%, 10/15/44 (b)		1,979	1,993,567
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		27,890	28,615,465
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		2,130	2,131,512
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		15,365	15,010,867
Series 2007-C32, Class AMFL, 0.39%, 6/15/49 (a)(b)		3,157	2,973,800
Series 2007-C33, Class AJ, 5.94%, 2/15/51 (b)		25,773	27,179,845
Series 2007-C33, Class B, 5.94%, 2/15/51 (b)		3,800	3,882,395
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.55%, 4/16/35 (a)(b)		18,291	16,145,539
Series 2014-TISH, Class SCH2, 3.67%, 1/15/27 (a)(b)		6,248	6,172,343
Series 2015-C27, Class A5, 3.45%, 2/15/48		5,721	6,006,243
Series 2015-C27, Class C, 3.89%, 2/15/48		9,129	8,916,194
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		4,083	3,531,558
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		1,562	1,562,026
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 3/15/47 (a)(b)		2,431	2,322,118
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.37%, 9/15/57 (b)		83	89,976

			1,791,744,742
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP, 2.08%, 5/25/47		20,622	3,691,416
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 5.62%, 9/25/35 (a)(b)		8,312	1,227,286

			4,918,702
Interest Only Commercial Mortgage-Backed Securities — 0.3%
United States — 0.3%
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class XCP, 0.46%, 10/15/16 (a)(b)		338,688	677,376

24	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.33%, 3/10/47 (b)	USD	32,418	$2,633,707
Series 2014-GC23, Class XA, 1.15%, 7/10/47 (b)		143,731	11,140,318
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 1.90%, 8/15/45 (b)		27,132	2,621,180
Series 2013-CR13, Class XA, 1.01%, 12/10/23 (b)		132,842	7,487,227
Series 2013-CR6, Class XA, 1.52%, 3/10/46 (b)		40,790	2,587,379
Series 2014-CR18, Class XA, 1.30%, 7/15/47 (b)		47,201	3,639,817
Series 2014-TWC, Class XCP, 1.34%, 2/13/32 (a)(b)		240,975	6,452,347
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.24%, 2/10/48 (b)		26,721	2,436,957
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class X2, 0.50%, 9/17/37 (a)(b)		598,765	5,233,206
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.21%, 4/10/47 (b)		41,329	3,093,783
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.09%, 11/05/30 (a)(b)		169,959	106,224
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 2.21%, 7/25/47 (b)		57,356	5,213,674
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class XA, 1.08%, 1/15/47 (b)		43,702	2,729,479
Series 2014-C21, Class XA, 1.13%, 8/15/47 (b)		44,933	3,477,996
Series 2014-C24, Class XA, 1.09%, 11/15/47 (b)		58,020	3,913,642
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-C27, Class XD, 0.00%, 2/15/48 (a)(b)		31,775	1,236,047
Series 2015-CSMO, Class XCP, 0.11%, 1/15/16 (a)(b)		629,360	440,552
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.23%, 11/15/46 (b)		89,496	6,510,083
Series 2014-C19, Class XA, 1.17%, 12/15/47 (b)		71,931	5,329,535
Series 2014-C19, Class XD, 1.19%, 12/15/47 (a)(b)		51,913	4,917,718
Series 2015-C21, Class XB, 0.31%, 3/15/48 (a)(b)		15,696	461,619
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, 1.15%, 2/15/48 (b)		55,157	4,082,087
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 0.97%, 9/15/57 (b)		53,925	3,513,922
Series 2014-C23, Class XA, 0.72%, 10/14/57 (b)		74,736	3,461,467
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (b)		88,277	7,274,748

			100,672,090
Total Non-Agency Mortgage-Backed Securities — 9.5%			2,823,573,851

Preferred Securities		Par (000)	Value
Capital Trusts
China — 0.1%
Bank of China Ltd., 6.75% (b)(m)	CNY	14,000	$2,404,429
CITIC Ltd., 8.63% (b)(m)	USD	3,000	3,472,500
CRCC Yupeng Ltd., 3.95% (b)(m)		10,300	10,573,465
Dianjian Haixing Ltd., 4.05% (b)(m)		1,650	1,693,230
Far East Horizon Ltd., 5.50% (b)(m)		4,000	4,104,800
Industrial & Commercial Bank of China Ltd.:
6.00% (b)(m)		5,050	5,272,200
6.00% (b)(m)	EUR	5,000	5,722,584
Moon Wise Global Ltd., 9.00% (b)(m)	USD	4,550	4,254,705

			37,497,913
France — 0.4%
AXA SA, 3.88% (b)(m)	EUR	4,900	5,803,846
BNP Paribas Cardif SA, 4.00% (b)(m)		6,200	7,084,041
Credit Agricole Assurances SA, 4.35% (b)(m)		11,700	13,272,295
Electricite de France SA:
4.25% (b)(m)		3,900	4,544,031
5.00% (b)(m)		6,200	7,652,235
5.88% (b)(m)	GBP	3,900	6,279,292
Orange SA:
4.25% (b)(m)	EUR	4,750	5,458,210
4.25% (b)(m)		2,658	3,060,921
5.25% (b)(m)		16,159	19,790,492
TOTAL SA:
2.40% (b)(m)		18,185	19,707,814
2.85% (b)(m)		10,670	11,630,624

			104,283,801
Germany — 0.2%
Bayer AG, 2.63%, 4/02/75 (b)		12,275	13,141,887
Deutsche Annington Finance BV, 4.13% (b)(m)		4,900	5,558,483
EnBW Energie Baden-Wuerttemberg AG, 4.00%, 4/02/76		3,430	3,809,925
HSH Nordbank AG, 7.25% (m)	USD	11,080	3,621,365
Merck KGaA, 3.00%, 12/12/74 (b)	EUR	2,100	2,316,318
Volkswagen International Finance NV, 3.63%, 12/31/70 (b)(m)		30,950	33,683,858

			62,131,836
Hong Kong — 0.0%
Noble Group Ltd., 6.00% (b)(m)	USD	2,075	1,836,375
Italy — 0.0%
Enel SpA:
5.00%, 1/15/75 (b)		1,345	1,583,228
6.50%, 1/10/74 (b)	EUR	3,900	4,738,566
UniCredit SpA, 6.75% (b)(m)		1,184	1,298,553

			7,620,347
Japan — 0.0%
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)	USD	10,000	10,837,500
Philippines — 0.0%
Royal Capital BV, 6.38% (b)(m)		5,350	5,584,063
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA:
6.57% (b)(m)	EUR	10,600	11,683,456
7.00% (b)(m)		6,400	7,079,418
9.00% (b)(m)	USD	7,000	7,612,500
Banco Popular Espanol SA:
8.25% (b)(m)	EUR	7,200	8,040,988
11.50% (b)(m)		6,900	8,634,088
Banco Santander SA, 6.25% (b)(m)		7,200	7,814,155
Gas Natural Fenosa Finance BV, 4.13% (b)(m)		6,800	7,768,650

BLACKROCK FUNDS II	MARCH 31, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Spain (concluded)
Telefonica Europe BV:
4.20% (b)(m)	EUR	7,800	$8,852,390
5.00% (b)(m)		3,900	4,543,209
5.88% (b)(m)		700	865,573

			72,894,427
Sweden — 0.0%
Swedbank AB, 5.75% (b)(m)	USD	2,000	2,001,986
Switzerland — 0.2%
Credit Suisse Group AG, 6.25% (a)(b)(m)		7,925	7,786,313
Swiss Reinsurance Co. via ELM BV, 2.60% (b)(m)	EUR	8,950	9,699,763
UBS Group AG:
5.13% (b)(m)		12,680	14,306,959
7.13% (b)(m)	USD	11,630	12,114,971

			43,908,006
United Kingdom — 0.1%
Barclays PLC, 8.25% (b)(m)		3,052	3,269,962
Coventry Building Society, 6.38% (b)(m)	GBP	1,625	2,375,561
HBOS Capital Funding LP, 6.85% (m)	USD	2,296	2,362,008
HSBC Holdings PLC, 6.38% (b)(m)		11,525	11,813,125
Lloyds Banking Group PLC, 6.38% (b)(m)	EUR	8,229	9,435,717
SSE PLC, 4.13% (b)(m)	GBP	3,550	5,241,995

			34,498,368
United States — 0.1%
Bank of America Corp., 6.25% (b)(m)	USD	16,814	17,055,701
Citigroup, Inc.:
5.88% (b)(m)		14,481	14,625,810
5.90% (b)(m)		6,175	6,221,313

			37,902,824
Total Capital Trusts — 1.4%			420,997,446

Preferred Stocks		Shares
Luxembourg — 0.0%
Concrete Investment II SCA, 0.00% (e)		24,318	3,529,956
United Kingdom — 0.0%
Royal Bank of Scotland Group PLC, 6.60%		53,371	1,335,342
Royal Bank of Scotland Group PLC, 6.13%		10,674	262,687

			1,598,029
United States — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(m)		4,900,000	5,194,980
Total Preferred Stocks — 0.1%			10,322,965

Trust Preferreds
Netherlands — 0.0%
RBS Capital Funding Trust V, Series E, 5.90% (m)		107,000	2,626,850
RBS Capital Funding Trust VII, 6.08% (m)		207,558	5,141,212

			7,768,062

Trust Preferreds		Shares	Value
United States — 0.4%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		2,297,305	$60,924,529
GMAC Capital Trust I, 8.13%, 2/15/40 (b)		1,932,000	50,715,000

			111,639,529
Total Trust Preferreds — 0.4%			119,407,591
Total Preferred Securities — 1.9%			550,728,002

Taxable Municipal Bonds		Par (000)
Alabama Public School & College Authority RB, 5.00%, 1/01/24	USD	10,000	12,342,700
Alachua County Health Facilities Authority RB, 5.00%, 12/01/44		14,265	15,956,686
American Municipal Power, Inc. RB, 5.00%, 2/15/34		17,290	19,601,846
Arizona Health Facilities Authority RB, 5.00%, 12/01/42		10,000	11,255,700
Bay Area Toll Authority RB:
5.00%, 4/01/54		1,365	1,541,017
5.00%, 10/01/54		41,035	45,958,379
Board of Governors of Colorado State University System RB, 5.00%, 3/01/45 (n)		2,860	3,265,691
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		6,800	5,565,596
California Educational Facilities Authority RB, 5.00%, 10/01/32		7,880	10,265,512
California Statewide Communities Development Authority, 5.50%, 12/01/54		7,840	8,754,693
Casino Reinvestment Development Authority RB, 5.25%, 11/01/44		9,700	10,448,743
Central Texas Turnpike System RB, 5.00%, 8/15/37		5,890	6,516,107
Chicago Board of Education GO, 5.00%, 12/01/42		12,015	11,872,142
Chicago Midway International Airport RB:
5.00%, 1/01/30		10,000	11,177,600
5.00%, 1/01/41		3,210	3,529,395
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/40		5,680	6,539,214
City of Boston, MA GO, 5.00%, 4/01/26 (n)		5,890	7,419,044
City of Chicago, IL GO, 5.00%, 1/01/40		9,515	9,420,897
City of Detroit, MI Sewage Disposal System RB, AGM, Series D, 0.76%, 7/01/32 (b)		7,000	6,239,800
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		3,520	4,111,536
City of Portland, OR Sewer System Revenue RB, 5.00%, 10/01/23		3,555	4,429,672
Commonwealth of Massachusetts GO, 5.00%, 8/01/25		7,385	9,317,285
Commonwealth of Massachusetts RB, 5.00%, 6/15/26		24,405	30,189,473
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35		37,735	30,991,001
County of Fairfax, VA GO, 5.00%, 10/01/24		16,560	20,969,928
County of Miami-Dade, FL Aviation Revenue RB:
5.00%, 10/01/30		7,355	8,317,034
5.00%, 10/01/36		10,755	12,086,361
County of Miami-Dade, FL Transit System Sales Surtax Revenue RB, 5.00%, 7/01/42		25,840	29,058,372

26	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
County of Miami-Dade, FL Water & Sewer System Revenue RB, 5.00%, 10/01/42	USD	7,110	$7,972,443
County of Montgomery, MD GO, 5.00%, 11/01/23		16,010	20,033,473
County of New Castle, DE GO, 5.00%, 10/01/40		6,135	7,337,031
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		14,690	15,912,355
Series A, 5.00%, 11/01/43		25,325	27,521,184
District of Columbia GO:
5.00%, 6/01/30		4,925	5,826,078
5.00%, 6/01/31		5,000	5,888,150
5.00%, 6/01/32		10,800	12,680,172
5.00%, 6/01/38		21,205	24,673,290
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/27		5,890	7,151,933
Fairfax County Industrial Development Authority RB, 5.00%, 5/15/44		6,900	7,893,255
Florida Department of Environmental Protection RB, 5.00%, 7/01/23		3,585	4,379,364
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		10,415	11,938,090
Illinois Finance Authority RB, 5.00%, 8/01/38		14,555	16,704,482
Kansas Development Finance Authority RB, 5.00%, 6/01/46		4,735	5,252,488
Las Vegas Valley Water District GO, 5.00%, 6/01/39		20,300	23,517,956
Long Island Power Authority RB, 5.00%, 9/01/44		20,215	22,646,258
Los Angeles Department of Water & Power RB, 5.00%, 7/01/44		6,800	7,849,580
Louisiana Public Facilities Authority RB, 5.00%, 10/01/41		5,000	5,533,700
Lower Colorado River Authority RB:
5.00%, 5/15/24 (n)		3,685	4,465,815
5.00%, 5/15/26 (n)		3,820	4,562,837
5.00%, 5/15/36		4,940	5,492,193
Maryland Health & Higher Educational Facilities Authority RB:
5.00%, 7/01/20		3,430	3,966,281
5.00%, 7/01/21		4,830	5,646,415
5.00%, 7/01/27		4,105	4,806,298
The Massachusetts Clean Water Trust RB, 5.00%, 8/01/25		7,400	9,418,128
Massachusetts Development Finance Agency RB, 5.00%, 7/01/43		10,045	11,590,423
Metropolitan Transportation Authority RB:
0.00%, 11/15/30 (c)		10,730	6,488,431
5.25%, 11/15/55		29,710	33,767,495
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		7,375	7,885,571
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		13,000	14,693,380
Miami-Dade County School Board Foundation, Inc. Participation Certificate, 5.00%, 11/01/28		9,590	11,091,794
Michigan Finance Authority RB, 5.00%, 6/01/39		4,160	4,655,914
New Jersey Economic Development Authority RB:
5.00%, 3/01/26		4,230	4,657,653
5.00%, 6/15/27		5,885	6,500,277
5.00%, 6/15/29		3,710	4,040,858
5.00%, 6/15/30		3,465	3,768,395
5.00%, 6/15/31		4,900	5,301,408
5.00%, 6/15/38		5,000	5,749,850
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 7/01/44		3,445	3,861,707

Taxable Municipal Bonds		Par (000)	Value
New Jersey Transportation Trust Fund Authority RB:
0.00%, 12/15/38 (c)	USD	4,015	$1,274,401
5.00%, 6/15/42		18,360	19,557,623
Series B, 5.00%, 6/15/42		19,485	20,832,388
5.00%, 6/15/44		13,560	14,392,584
New Jersey Transportation Trust Fund Authority RB, AMBAC, 0.00%, 12/15/28 (c)		9,965	5,415,280
New York State Dormitory Authority RB:
5.00%, 3/15/32		6,870	8,125,424
5.00%, 3/15/36		6,870	8,018,321
5.00%, 3/15/37		6,625	7,636,240
5.00%, 3/15/37		4,115	4,799,283
5.00%, 3/15/38		6,180	7,197,043
5.00%, 3/15/39		9,170	10,671,221
New York State Urban Development Corp. RB:
5.00%, 3/15/23		7,200	8,787,168
5.00%, 3/15/35		16,135	18,652,705
5.00%, 3/15/44		5,880	6,732,894
North Carolina Medical Care Commission RB:
5.00%, 6/01/40 (n)		21,865	24,649,508
5.00%, 6/01/45 (n)		5,715	6,437,547
Orange County Sanitation District RB:
5.00%, 2/01/29		5,880	7,184,360
5.00%, 2/01/34		4,130	4,942,825
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		4,620	5,368,902
5.00%, 12/31/38		3,520	3,852,886
Philadelphia Authority for Industrial Development RB, 5.00%, 7/01/42		4,275	4,916,250
Port Authority of New York & New Jersey RB, 5.00%, 10/15/44		8,855	9,947,087
Private Colleges & Universities Authority RB, 5.00%, 4/01/44		3,790	4,173,396
Pulaski County Public Facilities Board RB, 5.00%, 12/01/39		10,000	11,370,200
Sales Tax Asset Receivable Corp. RB:
5.00%, 10/15/24		34,185	43,243,341
5.00%, 10/15/25		5,930	7,442,684
5.00%, 10/15/28		14,480	17,701,076
5.00%, 10/15/29		11,395	13,896,544
5.00%, 10/15/31		9,520	11,474,837
Salt Verde Financial Corp. RB, 5.00%, 12/01/37		4,010	4,682,878
South Carolina State Public Service Authority RB:
5.00%, 12/01/46		15,095	17,084,370
5.00%, 12/01/48		17,170	19,092,697
State of California GO:
5.00%, 10/01/25		5,880	7,222,286
5.00%, 10/01/37		7,120	8,276,786
5.00%, 9/01/42		6,500	7,475,065
5.00%, 4/01/43		9,545	10,864,692
State of Connecticut GO:
5.00%, 9/01/23		10,125	12,347,235
5.00%, 3/01/26		6,700	8,033,501
5.00%, 11/15/29		3,780	4,459,606
State of Connecticut Special Tax Revenue RB:
5.00%, 9/01/24		7,015	8,710,946
5.00%, 9/01/33		9,430	11,000,661
State of Delaware GO, 5.00%, 7/01/22		5,875	7,212,385
State of Illinois GO, 5.00%, 5/01/25		28,705	32,347,952
State of Louisiana Gasoline & Fuels Tax Revenue RB, 5.00%, 5/01/36		5,595	6,507,824

BLACKROCK FUNDS II	MARCH 31, 2015	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
State of Maryland GO:
5.00%, 8/01/21	USD	7,830	$9,474,926
5.00%, 8/01/22		5,880	7,223,462
5.00%, 8/01/23		6,715	8,371,792
State of Minnesota GO:
5.00%, 8/01/24		10,285	12,943,055
5.00%, 8/01/24		8,085	10,174,487
State of Mississippi GO, 5.00%, 10/01/26		5,490	6,854,155
State of New Jersey GO:
5.00%, 6/01/27		12,890	15,152,711
5.00%, 6/01/31		10,000	11,457,700
5.00%, 6/01/32		17,135	19,537,498
State of North Carolina RB:
5.00%, 5/01/24		6,665	8,243,272
5.00%, 5/01/27		5,890	7,156,409
State of Texas GO:
5.00%, 10/01/23		6,180	7,673,088
5.00%, 4/01/30		3,445	4,095,554
5.00%, 10/01/44		6,980	8,145,381
State of Washington GO:
5.00%, 7/01/31		29,735	35,253,816
5.00%, 7/01/32		16,250	19,205,063
Tobacco Settlement Financing Corp./NJ RB, 5.00%, 6/01/41		6,505	4,989,140
University of Arizona RB, 5.00%, 8/01/39		6,505	7,443,021
University of California RB, 5.00%, 5/15/37		10,000	11,453,000
University of Kentucky RB:
5.00%, 10/01/21 (n)		1,930	2,319,377
5.00%, 10/01/26 (n)		11,000	13,573,340
5.00%, 10/01/27 (n)		11,425	13,986,599
University of Massachusetts Building Authority RB:
5.00%, 11/01/39		5,000	5,702,750
5.00%, 11/01/44		15,765	18,288,346
University of North Carolina at Chapel Hill RB, 3.85%, 12/01/34		8,375	8,941,820
University of Virginia RB:
5.00%, 8/01/21 (n)		2,755	3,339,335
5.00%, 4/01/45 (n)		6,365	7,566,776
Utah Transit Authority RB, 5.00%, 6/15/24		5,890	7,355,491
Victor Valley Community College District GO, 0.00%, 8/01/38 (c)		26,965	10,488,576
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38		16,165	18,518,139
Western Minnesota Municipal Power Agency RB, 5.00%, 1/01/46		10,000	11,503,800
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 8/15/39		5,880	6,559,434
Total Taxable Municipal Bonds — 5.3%			1,587,268,044

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2014-C02, Class 1M2, 2.77%, 5/25/24 (b)		32,131	29,361,308
Series 2014-C03, Class 1M2, 3.17%, 7/25/24 (b)		8,565	8,058,158
Series 2014-C01, Class M2, 4.57%, 1/25/24 (b)		8,744	9,077,469
Series 2013-C01, Class M2, 5.41%, 10/25/23 (b)		6,000	6,558,792

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Freddie Mac:
Series 2014-DN2, Class M3, 3.77%, 4/25/24 (b)	USD	11,000	$10,745,251
Series 2014-HQ2, Class M3, 3.92%, 9/25/24 (b)		9,175	8,976,233

			72,777,211
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2014-M13, Class A2, 3.02%, 8/25/24 (b)		4,820	4,996,716
Freddie Mac:
Series K041, Class A2, 3.17%, 10/25/24		28,235	29,883,726
Series K037, Class A2, 3.49%, 1/25/24		5,518	5,984,299

			40,864,741
Interest Only Collateralized Mortgage Obligations — 0.4%
Freddie Mac:
Series 4248, Class SL, 5.88%, 5/15/41 (b)		40,998	6,900,331
Series 4307, Class SE, 5.93%, 9/15/36 (b)		48,664	8,413,878
Series 4320, Class SD, 5.93%, 7/15/39 (b)		45,007	7,616,657
Ginnie Mae:
Series 2010-9, Class UI, 5.00%, 1/20/40		67,349	12,512,248
Series 2009-121, Class UI, 5.00%, 12/20/39		17,585	3,135,814
Series 2010-35, Class UI, 5.00%, 3/20/40		15,615	2,789,864
Series 2013-54, Class LI, 5.00%, 2/20/43		14,518	1,509,710
Series 2013-103, Class IO, 5.00%, 6/20/43		24,204	4,157,650
Series 2014-46, Class PI, 5.00%, 3/20/44		13,185	2,669,484
Series 2015-14, Class IO, 5.00%, 10/20/44		29,876	5,538,905
Series 2014-182, Class KI, 5.00%, 10/20/44		10,023	1,727,580
Series 2014-180, Class IO, 5.00%, 12/20/44		36,423	6,552,229
Series 2010-45, Class SA, 5.67%, 4/20/40 (b)		10,212	1,504,421
Series 2013-134, Class DS, 5.92%, 9/20/43 (b)		22,470	3,047,023
Series 2013-167, Class SG, 5.97%, 11/20/43 (b)		36,801	5,626,901
Series 2013-148, Class SA, 6.02%, 10/20/43 (b)		92,863	14,882,626
Series 2013-106, Class DS, 6.02%, 2/20/43 (b)		20,459	2,995,347
Series 2010-20, Class SE, 6.07%, 2/20/40 (b)		6,728	1,135,270
Series 2010-50, Class LS, 6.32%, 4/20/40 (b)		10,165	1,723,000
Series 2013-147, Class SD, 6.47%, 12/20/39 (b)		27,921	4,231,188
Series 2013-111, Class SA, 6.52%, 7/20/43 (b)		34,177	6,300,205
Series 2013-113, Class SA, 6.52%, 8/20/43 (b)		26,859	4,874,956

			109,845,287

28	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K041, Class X1, 0.56%, 10/25/24 (b)	USD	180,481	$8,103,936
Series K040, Class X1, 0.74%, 9/25/24 (b)		91,065	5,250,808
Series K042, Class X1, 1.06%, 12/25/24 (b)		43,516	3,637,288
Ginnie Mae:
Series 2014-52, Class AI, 0.83%, 8/16/41		50,888	1,458,945
Series 2009-80, Class IO, 0.87%, 9/16/51 (b)		8,599	528,020
Series 2012-120, Class IO, 0.95%, 2/16/53 (b)		20,962	1,482,179
Series 2014-40, Class AI, 1.00%, 2/16/39		80,604	2,518,874
Series 2013-191, Class IA, 1.23%, 7/16/42		70,521	3,748,898
Series 2013-145, Class SI, 6.08%, 4/16/40 (b)		31,538	5,717,200

			32,446,148
Mortgage-Backed Securities — 78.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/30-4/01/45 (o)		2,498,260	2,594,615,590
3.50%, 2/01/34-4/01/45 (o)		969,920	1,023,360,352
4.00%, 3/01/24-4/01/45 (o)		5,862,890	6,268,906,927
4.50%, 8/01/36-4/01/45 (o)		7,798,916	8,507,409,508
5.00%, 4/01/45 (o)		457,100	507,939,014
6.00%, 3/01/38		7	8,491
Freddie Mac Mortgage-Backed Securities:
3.50%, 9/01/38-11/01/44		57,510	60,422,798
4.00%, 8/01/36-9/01/39		22,077	23,592,635
4.50%, 3/01/39-4/01/45 (o)		21,860	23,959,423
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45 (o)		84,000	86,454,379
4.00%, 12/20/44-4/15/45 (o)(p)		3,905,725	4,173,970,288

			23,270,639,405
Total U.S. Government Sponsored Agency Securities — 79.2%			23,526,572,792

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.75%, 2/15/37 (q)		39,515	55,605,034
3.63%, 2/15/44		1	734
2.50%, 2/15/45 (q)		82,480	81,719,617
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42-2/15/45 (j)(q)		26,128	26,501,878
1.38%, 2/15/44 (j)(q)		120,059	141,116,439
U.S. Treasury Inflation Indexed Notes:
0.13%, 7/15/24		17,788	18,062,935
0.25%, 1/15/25 (i)		172,582	173,984,306
U.S. Treasury Notes:
0.50%, 3/31/17		57,540	57,477,066
1.00%, 2/15/18		43	43,372
1.63%, 4/30/19 (q)		87,730	89,182,984
1.38%, 3/31/20 (i)		2,443,255	2,443,255,000
1.75%, 2/28/22-3/31/22 (i)(q)		551,355	552,810,337
2.38%, 8/15/24		519,315	539,844,041
2.25%, 11/15/24 (j)		75,125	77,232,442
2.00%, 2/15/25 (i)		586,031	589,739,505

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Strips, 0.00%, 5/15/36 (i)		69,895	$40,918,840
Total U.S. Treasury Obligations — 16.5%			4,887,494,530

Warrants (r)		Shares
Kawasaki Kisen Kaisha Ltd. (Issued/exercisable 11/14/13, 1 Share for 1 warrant, Expires 9/28/18)		3	293,459
Nippon Meat Packers, Inc. (Issued/exercisable 3/10/14, 1 Share for 1 warrant, Expires 8/28/18)		4,000,000	1,067,245
Takashimaya Co. Ltd. (Issued/exercisable 12/11/13, 1 Share for 1 warrant, Expires 11/19/18, Strike Price JPY 104.41)		2,000,000	163,088
Total Warrants — 0.0%			1,523,792
Total Long-Term Investments (Cost — $45,688,993,179) — 152.9%			45,426,176,812

Short-Term Securities		Par (000)
Borrowed Bond Agreements — 10.3%
Barclays Bank PLC, (0.30)%, Open (Purchased on 12/18/14 to be repurchased at EUR 5,119,072, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 3,950,000 and $5,604,207, respectively)	EUR	5,124	5,509,034
Barclays Bank PLC, (0.16)%, Open (Purchased on 12/17/14 to be repurchased at EUR 58,607,182, collateralized by Republic of France, 1.00% due at 7/25/17, par and fair value of EUR 56,770,000 and $62,682,621, respectively)		58,634	63,046,262
Barclays Capital, Inc., (0.25)%, Open (Purchased on 3/31/15 to be repurchased at $13,133,909, collateralized by Rio Tinto Finance USA PLC, 4.13% due at 8/21/42, par and fair value of USD 13,200,000 and $13,000,561, respectively)	USD	13,134	13,134,000
Barclays Capital, Inc., (0.15)%, Open (Purchased on 3/23/15 to be repurchased at $4,049,223, collateralized by United Rentals North America, Inc., 5.75% due at 11/15/24, par and fair value of USD 3,875,000 and $4,000,938, respectively)		4,049	4,049,375
Barclays Capital, Inc., (0.10)%, Open (Purchased on 12/04/14 to be repurchased at $4,786,269, collateralized by Apache Corp., 4.75% due at 4/15/43, par and fair value of USD 5,020,000 and $5,246,693, respectively)		4,788	4,787,825
Barclays Capital, Inc., (0.10)%, Open (Purchased on 2/02/15 to be repurchased at $10,030,714, collateralized by Chesapeake Energy Corp., 4.88% due at 4/15/22, par and fair value of USD 9,933,000 and $9,312,188, respectively)		10,032	10,032,330
Barclays Capital, Inc., (0.10)%, Open (Purchased on 3/23/15 to be repurchased at $8,492,009, collateralized by Citigroup, Inc., 4.95% due at 11/07/43, par and fair value of USD 7,313,000 and $8,450,866, respectively)		8,492	8,492,221

BLACKROCK FUNDS II	MARCH 31, 2015	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 0.08%, 04/07/15 (Purchased on 3/24/15 to be repurchased at $586,928,491, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, par and fair value of USD 541,555,000 and $580,733,255, respectively)	USD	586,910	$586,910,231
BNP Paribas Securities Corp., 0.01%, 04/02/15 (Purchased on 3/26/15 to be repurchased at $504,094,999, collateralized by U.S. Treasury Notes, 1.00% due at 12/15/17, par and fair value of USD 500,963,000 and $503,663,692, respectively)		504,094	504,094,019
BNP Paribas Securities Corp., 0.07%, Open (Purchased on 1/23/15 to be repurchased at $12,717,556, collateralized by U.S. Treasury Notes, 0.88% due at 1/15/18, par and fair value of USD 12,700,000 and $12,712,903, respectively)		12,716	12,715,874
Citigroup Global Markets Limited, (0.07)%, Open (Purchased on 10/21/13 to be repurchased at EUR 56,633,767, collateralized by Republic of France, 1.00% due at 7/25/17, par and fair value of EUR 56,200,000 and $62,053,255, respectively)	EUR	56,692	60,957,560
Citigroup Global Markets, Inc., (0.25)%, Open (Purchased on 3/04/15 to be repurchased at $4,573,173, collateralized by T-Mobile USA, Inc., 6.84% due at 4/28/23, par and fair value of USD 4,250,000 and $4,473,125, respectively)	USD	4,574	4,574,063
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 1/13/15 to be repurchased at $4,678,986, collateralized by Iron Mountain, Inc., 5.75% due at 8/15/24, par and fair value of USD 4,500,000 and $4,556,250, respectively)		4,680	4,680,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 1/16/15 to be repurchased at $12,793,654, collateralized by Calpine Corp., 5.88% due at 1/15/24, par and fair value of USD 12,072,000 and $13,043,796, respectively)		12,796	12,796,320
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 2/17/15 to be repurchased at $12,062,622, collateralized by Virgin Media Finance PLC, 6.38% due at 4/15/23, par and fair value of USD 11,030,000 and $11,746,950, respectively)		12,064	12,064,063
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/10/15 to be repurchased at $20,918,907, collateralized by Ford Motor Co., 4.75% due at 1/15/43, par and fair value of USD 19,506,000 and $21,327,334, respectively)		20,920	20,920,185
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/13/15 to be repurchased at $36,939,185, collateralized by ConocoPhillips Co., 4.30% due at 11/15/44, par and fair value of USD 35,266,000 and $37,430,874, respectively)		36,941	36,941,135
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/30/15 to be repurchased at $8,136,110, collateralized by General Motors Co., 5.20% due at 4/01/45, par and fair value of USD 7,297,000 and $7,919,697, respectively)		8,136	8,136,155

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/31/15 to be repurchased at $11,424,968, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, par and fair value of USD 10,000,000 and $11,452,030, respectively)	USD	11,425	$11,425,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/31/15 to be repurchased at $4,880,626, collateralized by Anheuser-Busch InBev Worldwide, Inc., 3.75% due at 7/15/42, par and fair value of USD 5,248,000 and $5,117,745, respectively)		4,881	4,880,640
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/31/15 to be repurchased at $5,336,485, collateralized by CBS Corp., 4.60% due at 1/15/45, par and fair value of USD 5,200,000 and $5,293,740, respectively)		5,337	5,336,500
Citigroup Global Markets, Inc., 0.00%, 04/07/15 (Purchased on 3/30/15 to be repurchased at $155,109,078, collateralized by U.S. Treasury Bonds, 6.25% due at 5/15/30, par and fair value of USD 100,802,000 and $153,219,040, respectively)		155,109	155,109,077
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 5/27/14 to be repurchased at $19,644,999, collateralized by CBS Corp., 3.38% due at 3/01/22, par and fair value of USD 19,300,000 and $19,635,338, respectively)		19,662	19,661,875
Deutsche Bank Securities, Inc., 0.04%, Open (Purchased on 3/30/15 to be repurchased at $991,215, collateralized by U.S. Treasury Bonds, 3.00% due at 11/15/44, par and fair value of USD 895,000 and $980,654, respectively)		991	991,213
Deutsche Bank Securities, Inc., 0.15%, 05/21/15 (Purchased on 2/19/15 to be repurchased at $40,286,004, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 67,399,000 and $40,656,964, respectively)		40,271	40,270,901
Deutsche Bank Securities, Inc., 0.17%, Open (Purchased on 3/17/15 to be repurchased at $62,778,922, collateralized by U.S. Treasury Bonds, 3.63% due at 2/15/44, par and fair value of USD 52,095,000 and $63,698,328, respectively)		62,774	62,774,468
J.P. Morgan Securities LLC, 0.00%, 04/07/15 (Purchased on 3/30/15 to be repurchased at $484,811,250, collateralized by U.S. Treasury Notes, 1.00% due at 2/15/18, par and fair value of USD 483,000,000 and $484,924,272, respectively)		484,811	484,811,250
J.P. Morgan Securities LLC, 0.20%, Open (Purchased on 3/12/15 to be repurchased at $82,439,165, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% due at 4/15/19, par and fair value of USD 81,715,000 and $83,228,035, respectively)		82,430	82,430,002
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 12/16/14 to be repurchased at EUR 3,114,905, collateralized by Bundesrepublik Deutschland, 2.50% due at 1/04/21, par and fair value of EUR 2,659,000 and $3,284,366, respectively)	EUR	3,117	3,351,031

30	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 12/16/14 to be repurchased at EUR 6,132,270, collateralized by Bundesrepublik Deutschland, 0.75% due at 2/24/17, par and fair value of EUR 5,963,000 and $6,532,935, respectively)	EUR	6,135	$6,597,127
JPMorgan Chase Bank N.A., 0.00%, 04/02/15 (Purchased on 3/16/15 to be repurchased at EUR 79,245,379, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 9/01/24, par and fair value of EUR 63,150,000 and $83,041,007, respectively)		79,245	85,208,252
JPMorgan Chase Bank N.A., 0.00%, 04/02/15 (Purchased on 3/16/15 to be repurchased at EUR 91,963,453, collateralized by Buoni Poliennali Del Tesoro, 5.00% due at 3/01/25, par and fair value of EUR 66,400,000 and $96,356,465, respectively)		91,963	98,883,307
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, 4/14/15 (Purchased on 3/30/15 to be repurchased at $301,125,000, collateralized by U.S. Treasury Notes, 1.00% due at 2/15/18, par and fair value of USD 300,000,000 and $301,195,200, respectively)	USD	301,125	301,125,000
Morgan Stanley & Co. International PLC, 0.00%, 04/02/15 (Purchased on 3/12/15 to be repurchased at EUR 180,660,820, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/24, par and fair value of EUR 138,600,000 and $190,816,800, respectively)	EUR	180,661	194,254,769
Morgan Stanley & Co. International PLC, 0.00%, 04/02/15 (Purchased on 3/16/15 to be repurchased at EUR 11,765,349, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 9,550,000 and $12,298,462, respectively)		11,765	12,650,641
RBC Capital Markets, LLC, (0.50)%, Open (Purchased on 11/24/14 to be repurchased at $20,260,549, collateralized by AT&T Inc., 3.90% due at 3/11/24, par and fair value of USD 19,610,000 and $20,522,257, respectively)	USD	20,296	20,296,350
RBC Capital Markets, LLC, (0.40)%, Open (Purchased on 3/09/15 to be repurchased at $1,779,085, collateralized by ArcelorMittal, 6.50% due at 2/25/22, par and fair value of USD 1,596,000 and $1,747,620, respectively)		1,780	1,779,540
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 1/09/15 to be repurchased at $16,557,508, collateralized by Consolidated Edison Co. of New York, Inc., 4.45% due at 3/15/44, par and fair value of USD 14,656,000 and $16,296,343, respectively)		16,561	16,561,280
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 1/22/15 to be repurchased at $25,699,452, collateralized by CVS Health Corp., 3.38% due at 8/12/24, par and fair value of USD 24,457,000 and $25,361,983, respectively)		25,704	25,704,307
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 1/26/15 to be repurchased at $5,537,015, collateralized by CIT Group, Inc., 5.00% due at 8/01/23, par and fair value of USD 5,200,000 and $5,330,000, respectively)		5,538	5,538,000

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 12/03/14 to be repurchased at $14,269,321, collateralized by International Business Machines Corp., 4.00% due at 6/20/42, par and fair value of USD 14,640,000 and $14,716,011, respectively)	USD	14,274	$14,274,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 3/04/15 to be repurchased at $30,175,328, collateralized by Actavis Funding SCS, 3.85% due at 6/15/24, par and fair value of USD 29,370,000 and $30,337,418, respectively)		30,178	30,177,675
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 3/11/15 to be repurchased at $8,791,675, collateralized by Nova Chemicals Corp., 5.25% due at 8/01/23, par and fair value of USD 8,275,000 and $8,647,375, respectively)		8,792	8,792,187

			3,066,725,044
		Shares
Money Market Funds — 17.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(s)		5,252,237,405	5,252,237,405
Total Short-Term Securities (Cost — $8,339,328,859) — 28.0%			8,318,962,449

Options Purchased
(Cost — $215,162,860) — 1.1%			317,555,001
Total Investments Before Options Written, TBA Sale Commitments and Borrowed Bonds (Cost — $54,243,484,898*) — 182.0%			54,062,694,262

Options Written
(Premiums Received — $ 162,271,418) — (0.8)%			(253,249,640)

TBA Sale Commitments (o)		Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30	USD	100	(102,703)
3.00%, 4/01/30-4/01/45		2,103,260	(2,190,789,789)
3.50%, 4/01/45		711,495	(747,292,092)
4.00%, 4/01/45		5,723,255	(6,119,411,843)
4.50%, 4/01/45		6,102,400	(6,648,618,616)
5.00%, 4/01/45		228,550	(254,136,881)
Freddie Mac Mortgage-Backed Securities:
3.50%, 4/01/45		2,500	(2,620,069)
4.50%, 4/01/45		6,200	(6,751,703)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45		86,500	(89,066,256)
3.50%, 4/15/45		960,700	(1,010,874,095)
4.00%, 4/15/45		3,915,900	(4,171,557,802)
Total TBA Sale Commitments (Proceeds — $21,145,272,069) — (71.5)%			(21,241,221,849)

BLACKROCK FUNDS II	MARCH 31, 2015	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (1.0)%
Actavis Funding SCS,
3.85%, 6/15/24	USD	29,370	$(30,337,418)
Anheuser-Busch InBev Worldwide, Inc.,
3.75%, 7/15/42		5,248	(5,117,745)
Apache Corp.,
4.75%, 4/15/43		5,020	(5,246,693)
ArcelorMittal,
6.50%, 2/25/22		1,596	(1,747,620)
AT&T Inc.,
3.90%, 3/11/24		19,610	(20,522,257)
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43		10,000	(11,452,030)
Calpine Corp.,
5.88%, 1/15/24 (a)		12,072	(13,043,796)
CBS Corp.,
3.38%, 3/01/22		19,300	(19,635,338)
4.60%, 1/15/45		5,200	(5,293,740)
Chesapeake Energy Corp.,
4.88%, 4/15/22		9,933	(9,312,188)
CIT Group, Inc.,
5.00%, 8/01/23		5,200	(5,330,000)
Citigroup, Inc.,
4.95%, 11/07/43		7,313	(8,450,866)
ConocoPhillips Co.,
4.30%, 11/15/44		35,266	(37,430,874)
Consolidated Edison Co. of New York, Inc.,
4.45%, 3/15/44		14,656	(16,296,343)
CVS Health Corp.,
3.38%, 8/12/24		24,457	(25,361,983)
Ford Motor Co.,
4.75%, 1/15/43		19,506	(21,327,334)
General Motors Co.,
5.20%, 4/01/45		7,297	(7,919,697)
International Business Machines Corp.,
4.00%, 6/20/42		14,640	(14,716,011)
Iron Mountain, Inc.,
5.75%, 8/15/24		4,500	(4,556,250)
Nova Chemicals Corp.,
5.25%, 8/01/23 (a)		8,275	(8,647,375)
Rio Tinto Finance USA PLC,
4.13%, 8/21/42		13,200	(13,000,561)
T-Mobile USA, Inc.,
6.84%, 4/28/23		4,250	(4,473,125)

Borrowed Bonds		Par (000)	Value
Corporate Bonds (concluded)
United Rentals North America, Inc.,
5.75%, 11/15/24	USD	3,875	$(4,000,938)
Virgin Media Finance PLC,
6.38%, 4/15/23 (a)		11,030	(11,746,950)

			(304,967,132)
Foreign Government Obligations — (1.8)%
Bundesrepublik Deutschland,
0.75%, 2/24/17	EUR	5,963	(6,532,935)
2.50%, 1/04/21		2,659	(3,284,366)
Buoni Poliennali Del Tesoro,
4.50%, 3/01/24-3/01/26		142,550	(196,421,007)
3.75%, 9/01/24		63,150	(83,041,007)
5.00%, 3/01/25		66,400	(96,356,465)
Republic of France,
1.00%, 7/25/17		112,970	(124,735,876)
3.00%, 4/25/22		9,550	(12,298,462)

			(522,670,118)
U.S. Treasury Obligations — (7.5)%
U.S. Treasury Bonds,
6.25%, 5/15/30	USD	100,802	(153,219,040)
3.63%, 2/15/44		52,094	(63,697,594)
3.00%, 11/15/44		895	(980,654)
U.S. Treasury Inflation Indexed Notes,
0.13%, 4/15/19		81,514	(83,023,294)
U.S. Treasury Notes,
1.00%, 12/15/17-2/15/18		1,283,963	(1,289,783,164)
0.88%, 1/15/18		12,700	(12,712,903)
2.75%, 11/15/23		541,555	(580,733,255)
U.S. Treasury Strips,
0.00%, 2/15/36		67,399	(40,656,964)

			(2,224,807,602)
Total Borrowed Bonds (Proceeds — $3,064,164,925) — (10.3)%			(3,052,444,852)
Total Investments Net of Options Written, TBA Sale Commitments and Borrowed Bonds — 99.4%			29,515,777,921
Other Assets Less Liabilities — 0.6%			183,125,080

Net Assets — 100.0%			$29,698,903,001

Notes to Consolidated Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$54,266,932,685

Gross unrealized appreciation	$553,577,714
Gross unrealized depreciation	(757,816,137)

Net unrealized depreciation	$(204,238,423)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Non-income producing security.

(f)	Convertible security.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(j)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

32	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(k)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased	Shares Sold		Shares Held at March 31, 2015	Value at March 31, 2015	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	5,899,008,231	—	(646,770,826	)*	5,252,237,405	$5,252,237,405	$815,054	—
iShares Gold Trust	10,300,000	—	—		10,300,000	117,935,000	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	535,000	4,777,214	(1,510,424)		3,801,790	344,480,192	$1,820,109	$(2,152,036)

*	Represents net shares sold.

(l)	All or a portion of security is held by a wholly owned subsidiary.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$31,087,055	$274,597
Goldman Sachs & Co.	$7,419,044	$(22,559)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$9,028,652	$33,533
Morgan Stanley & Co. LLC	$29,879,316	$(62,028)
RBC Capital Markets, LLC	$3,265,691	$86
Wells Fargo Securities, LLC	$10,906,111	$21,648

(o)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$486,947,292	$1,342,226
BB&T Securities LLC	$1,995,594	$16,625
BNP Paribas Securities Corp.	$156,085,451	$490,287
Citigroup Global Markets, Inc.	$281,692,543	$220,553
Credit Suisse Securities (USA) LLC	$(291,062,734)	$1,354,393
Deutsche Bank Securities, Inc.	$(255,502,313)	$(1,337,176)
Goldman Sachs & Co.	$1,162,987,077	$1,310,930
J.P. Morgan Securities LLC	$779,959,330	$(3,950,552)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,661,457,197)	$(9,128,140)
Morgan Stanley & Co. LLC	$42,498,177	$188,829
Nomura Securities International, Inc.	$(1,519,993,378)	$(6,944,124)
RBC Capital Markets, LLC	$(69,721,006)	$(678,272)
Wells Fargo Securities, LLC	$23,281,859	$55,801

(p)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(q)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(r)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(s)	Represents the current yield as of report date.

(t)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.

BLACKROCK FUNDS II	MARCH 31, 2015	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	As of March 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.22%	2/19/15	5/21/15	$39,490,675	$39,500,328
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(3.25%)	2/26/15	Open	3,931,061	3,931,061
Deutsche Bank Securities, Inc.	(0.40%)	3/10/15	Open	17,428,125	17,428,125
Barclays Capital, Inc.	0.02%	3/24/15	4/07/15	343,400,000	343,400,000
Barclays Capital, Inc.	0.20%	3/24/15	4/07/15	201,000,000	201,008,934
J.P. Morgan Securities LLC	0.25%	3/30/15	4/07/15	481,792,500	481,795,846
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.15%	3/30/15	4/14/15	299,250,000	299,251,247
RBC Capital Markets, LLC	0.00%	3/31/15	4/01/15	302,625,000	302,625,000
Total				$1,688,917,361	$1,688,940,541

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
355	CBOE Volatility Index	Chicago Board Options	April 2015	USD	5,777,625	$198,570
180	SGX CNX Nifty Index	Singapore	April 2015	USD	3,074,040	(3,811)
480	CBOE Volatility Index	Chicago Board Options	May 2015	USD	8,556,000	54,552
1,851	Euro-Bobl 4.5 to 5.5-Year Bond Futures Put Options, Strike Price EUR 128.75	Eurex	May 2015	USD	159,222	(138,115)
750	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 156	Eurex	May 2015	USD	177,416	(354,304)
11,725	Australian Government Bonds (3 Year)	Sydney	June 2015	USD	1,009,107,316	5,056,833
2,361	Australian Government Bonds (10 Year)	Sydney	June 2015	USD	239,319,637	4,397,272
2,238	Canadian Bankers Acceptance	Montreal	June 2015	USD	437,709,190	1,762,889
(355)	CBOE Volatility Index	Chicago Board Options	June 2015	USD	6,505,375	(143,665)
242	DAX Index Futures	Eurex	June 2015	USD	78,131,142	(6,183)
(3,001)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	309,223,040	2,156,739
(1,146)	Euro Currency Futures	Chicago Mercantile	June 2015	USD	154,051,050	(2,054,132)
5,668	Euro STOXX 50 Index	Eurex	June 2015	USD	221,291,026	2,191,660
(1,454)	Euro STOXX Banks Index	Eurex	June 2015	USD	12,163,308	(451,198)
(4,090)	Euro-Bobl	Eurex	June 2015	USD	569,201,415	(1,037,991)
(945)	Euro-BTP Italian Government Bond Futures	Eurex	June 2015	USD	142,844,347	(1,298,160)
(3,071)	Euro-Bund	Eurex	June 2015	USD	524,238,145	(3,312,320)
(109)	Euro-Buxl	Eurex	June 2015	USD	20,646,266	(593,350)
(4,415)	Euro-Schatz	Eurex	June 2015	USD	528,008,403	(296,678)
220	FTSE/MIB Index Futures	Borsa-Italiana	June 2015	USD	26,988,452	607,191
(415)	Japanese Government Bonds (10 Year)	Osaka	June 2015	USD	509,411,765	(891,228)
(1,983)	Japanese Yen Currency Futures	Chicago Mercantile	June 2015	USD	206,876,475	(2,562,901)
(5,824)	Long Gilt British	NYSE Liffe	June 2015	USD	1,043,193,160	(1,074,614)
1,934	Nikkei 225 Index	Chicago Mercantile	June 2015	USD	185,857,400	1,252,053
(1,884)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	308,740,500	(5,069,375)
(11,888)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	2,605,329,500	(7,438,745)
(3,233)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	388,641,963	(709,617)
(18,691)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	2,409,386,719	(30,568,962)
111	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	18,856,125	1,539
3,237	Canadian Bankers Acceptance	Montreal	September 2015	USD	633,573,329	21,936
(4,898)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	1,216,479,525	(1,928,164)
356	Three Month Sterling	NYSE Liffe	December 2015	USD	65,575,316	(6,269)
(2,740)	Canadian Bankers Acceptance	Montreal	March 2016	USD	536,512,574	(240,107)
(4,845)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	1,201,075,500	(2,344,790)
355	Three Month Sterling	NYSE Liffe	March 2016	USD	65,325,290	160

34	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, financial futures contracts outstanding were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(1,115)	Canadian Bankers Acceptance	Montreal	June 2016	USD	218,215,329	$(2,096,480)
(1,888)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	467,138,400	(23,060)
(1,123)	Canadian Bankers Acceptance	Montreal	September 2016	USD	219,625,834	(1,944,436)
(645)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	159,274,688	(13,888)
(812)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	200,147,850	(19,551)
(5,340)	Three Month Sterling	NYSE Liffe	December 2016	USD	979,074,981	(777,363)
5,739	3-month EURIBOR	NYSE Liffe	December 2016	USD	1,542,400,217	1,150,797
(645)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	158,750,625	(21,030)
(355)	Three Month Sterling	NYSE Liffe	March 2017	USD	65,029,075	3,553
(645)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	158,524,875	(1,920)
(645)	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	158,331,375	(331,719)
(645)	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	158,145,938	(522,925)
(8,477)	3-month EURIBOR	NYSE Liffe	December 2017	USD	2,274,954,557	(1,922,019)
(645)	Euro Dollar Futures	Chicago Mercantile	March 2018	USD	158,008,875	(320,781)
Total						$(51,664,107)

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	19,575,000	USD	6,000,000	BNP Paribas S.A.	4/02/15	$130,131
BRL	22,022,594	USD	7,081,220	Credit Suisse International	4/02/15	(184,597)
BRL	23,731,403	USD	7,605,000	Credit Suisse International	4/02/15	(173,245)
BRL	21,273,840	USD	6,432,000	Deutsche Bank AG	4/02/15	230,142
BRL	23,716,193	USD	7,605,000	Deutsche Bank AG	4/02/15	(178,008)
BRL	23,830,268	USD	7,605,000	Deutsche Bank AG	4/02/15	(142,284)
BRL	20,668,126	USD	6,337,000	Goldman Sachs International	4/02/15	135,456
BRL	22,579,169	USD	7,077,000	Goldman Sachs International	4/02/15	(6,080)
BRL	24,218,123	USD	7,605,000	Goldman Sachs International	4/02/15	(20,823)
BRL	22,897,125	USD	7,081,220	Royal Bank of Scotland PLC	4/02/15	89,272
BRL	24,974,200	USD	7,720,000	UBS AG	4/02/15	100,951
IDR	259,874,020,000	USD	20,083,000	Royal Bank of Scotland PLC	4/02/15	(216,475)
IDR	531,132,750,000	USD	40,010,000	Standard Chartered Bank	4/02/15	593,375
USD	6,432,000	BRL	21,113,040	Citibank N.A.	4/02/15	(179,786)
USD	7,605,000	BRL	23,103,990	Deutsche Bank AG	4/02/15	369,726
USD	9,506,000	BRL	28,670,096	Deutsche Bank AG	4/02/15	527,637
USD	7,605,000	BRL	22,932,878	Goldman Sachs International	4/02/15	423,312
USD	7,605,000	BRL	23,864,490	Goldman Sachs International	4/02/15	131,567
USD	7,605,000	BRL	24,008,985	Goldman Sachs International	4/02/15	86,316
USD	9,506,000	BRL	29,131,137	Goldman Sachs International	4/02/15	383,257
USD	6,432,000	BRL	21,222,384	HSBC Bank PLC	4/02/15	(214,028)
USD	6,337,000	BRL	20,636,441	Morgan Stanley Capital Services LLC	4/02/15	(125,533)
USD	9,506,000	BRL	30,699,627	Morgan Stanley Capital Services LLC	4/02/15	(107,933)
USD	9,440	BRL	29,967	Royal Bank of Scotland PLC	4/02/15	55
COP	20,706,264,150	USD	7,865,000	Credit Suisse International	4/06/15	92,872
USD	7,865,000	COP	20,185,522,500	Morgan Stanley Capital Services LLC	4/06/15	107,260
EUR	69,500,000	USD	75,872,045	Goldman Sachs International	4/07/15	(1,135,157)
EUR	61,542,000	USD	66,058,832	JPMorgan Chase Bank N.A.	4/07/15	121,339
EUR	1,500,000	USD	1,629,821	Royal Bank of Canada	4/07/15	(16,794)

BLACKROCK FUNDS II	MARCH 31, 2015	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,500,000	USD	4,907,859	Royal Bank of Scotland PLC	4/07/15	$(68,780)
EUR	40,106,000	USD	43,793,854	Royal Bank of Scotland PLC	4/07/15	(665,830)
EUR	41,000,000	USD	45,240,056	Royal Bank of Scotland PLC	4/07/15	(1,150,669)
EUR	42,500,000	USD	46,646,900	Royal Bank of Scotland PLC	4/07/15	(944,486)
EUR	98,500,000	USD	104,554,212	Royal Bank of Scotland PLC	4/07/15	1,367,853
EUR	48,797,000	USD	52,834,610	UBS AG	4/07/15	(360,712)
EUR	90,000,000	USD	97,900,385	UBS AG	4/07/15	(1,118,803)
TRY	49,795,750	USD	19,977,794	BNP Paribas S.A.	4/07/15	(856,512)
TRY	89,262,844	USD	34,381,174	BNP Paribas S.A.	4/07/15	(104,755)
TRY	110,941,406	USD	42,502,703	Citibank N.A.	4/07/15	98,158
TRY	50,000,000	USD	18,897,162	Deutsche Bank AG	4/07/15	302,551
TRY	69,903,438	USD	26,804,000	Royal Bank of Canada	4/07/15	38,518
USD	5,018,497	EUR	4,737,000	BNP Paribas S.A.	4/07/15	(75,441)
USD	43,194,154	EUR	39,305,000	BNP Paribas S.A.	4/07/15	927,486
USD	69,058,970	EUR	61,627,000	Deutsche Bank AG	4/07/15	2,788,319
USD	3,758,329,919	EUR	3,346,300,000	Deutsche Bank AG	4/07/15	159,883,156
USD	77,083,470	EUR	71,745,000	Goldman Sachs International	4/07/15	(67,582)
USD	18,726,380	EUR	17,716,000	Royal Bank of Scotland PLC	4/07/15	(324,537)
USD	92,480,932	EUR	87,317,000	Royal Bank of Scotland PLC	4/07/15	(1,415,484)
USD	102,450,102	EUR	94,373,000	UBS AG	4/07/15	966,010
USD	22,924,086	MXN	348,731,055	BNP Paribas S.A.	4/07/15	72,629
USD	18,669,423	MXN	278,482,633	JPMorgan Chase Bank N.A.	4/07/15	421,166
USD	121,236,614	TRY	300,000,000	Deutsche Bank AG	4/07/15	6,038,340
MXN	25,067,947	USD	1,674,076	Deutsche Bank AG	4/08/15	(31,549)
MXN	187,142,160	USD	12,570,000	JPMorgan Chase Bank N.A.	4/08/15	(307,887)
MXN	399,417,798	USD	26,677,924	Morgan Stanley Capital Services LLC	4/08/15	(506,878)
USD	10,154,000	ZAR	121,805,506	Barclays Bank PLC	4/08/15	125,521
USD	4,002,000	ZAR	48,611,101	BNP Paribas S.A.	4/08/15	(244)
ZAR	25,125,565	USD	2,059,000	BNP Paribas S.A.	4/08/15	9,636
ZAR	47,549,643	USD	3,968,100	BNP Paribas S.A.	4/08/15	(53,247)
ZAR	148,433,055	USD	12,494,000	Royal Bank of Scotland PLC	4/08/15	(273,224)
IDR	5,309,751,307	USD	406,566	Standard Chartered Bank	4/09/15	(1,303)
IDR	784,814,580,000	USD	60,093,000	Standard Chartered Bank	4/09/15	(192,635)
KRW	7,635,659,100	USD	6,794,500	JPMorgan Chase Bank N.A.	4/09/15	85,743
KRW	7,630,563,225	USD	6,794,500	Standard Chartered Bank	4/09/15	81,151
MYR	55,579,647	USD	14,977,000	Standard Chartered Bank	4/09/15	17,274
USD	20,976,413	JPY	2,509,450,205	Barclays Bank PLC	4/09/15	49,984
USD	6,989,405	JPY	836,485,000	UBS AG	4/09/15	13,916
USD	13,589,000	KRW	14,995,461,500	JPMorgan Chase Bank N.A.	4/09/15	77,080
USD	32,419,000	MYR	118,044,063	Royal Bank of Scotland PLC	4/09/15	573,079
INR	1,800,000,000	USD	28,929,605	Goldman Sachs International	4/10/15	(229,672)
USD	30,869,147	INR	1,925,000,000	Bank of America N.A.	4/10/15	176,163
USD	30,952,285	INR	1,925,000,000	Citibank N.A.	4/10/15	259,301
USD	9,256,076	THB	299,989,411	The Bank of New York Mellon	4/10/15	41,462
EUR	16,397,000	USD	17,616,167	Citibank N.A.	4/13/15	17,841
TRY	35,131,456	USD	13,840,000	BNP Paribas S.A.	4/13/15	(373,465)
TRY	272,300,000	USD	106,964,686	Deutsche Bank AG	4/13/15	(2,587,070)
USD	5,536,000	TRY	14,081,370	BNP Paribas S.A.	4/13/15	138,351

36	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	108,654,882	TRY	272,300,000	Deutsche Bank AG	4/13/15	$4,277,267
USD	8,304,000	TRY	21,124,546	Goldman Sachs International	4/13/15	206,572
USD	33,986,000	ZAR	417,960,848	Barclays Bank PLC	4/13/15	(395,507)
USD	9,817,000	ZAR	120,840,398	BNP Paribas S.A.	4/13/15	(123,345)
USD	13,538,000	ZAR	169,007,038	BNP Paribas S.A.	4/13/15	(364,538)
USD	52,350,400	ZAR	645,636,436	Royal Bank of Scotland PLC	4/13/15	(759,726)
ZAR	39,991,563	USD	3,384,555	Barclays Bank PLC	4/13/15	(94,844)
ZAR	96,677,242	USD	7,854,000	BNP Paribas S.A.	4/13/15	98,681
ZAR	169,822,026	USD	13,538,000	BNP Paribas S.A.	4/13/15	431,579
ZAR	200,120,460	USD	16,922,779	BNP Paribas S.A.	4/13/15	(460,847)
ZAR	240,926,309	USD	20,307,000	BNP Paribas S.A.	4/13/15	(488,375)
ZAR	39,999,578	USD	3,384,555	Citibank N.A.	4/13/15	(94,185)
ZAR	79,899,879	USD	6,769,111	Deutsche Bank AG	4/13/15	(196,538)
ZAR	279,480,358	USD	23,691,000	JPMorgan Chase Bank N.A.	4/13/15	(700,914)
JPY	8,624,514,079	USD	71,029,371	Morgan Stanley & Co. International PLC	4/15/15	897,773
PLN	108,277,858	EUR	26,446,000	Credit Suisse International	4/15/15	115,841
PLN	27,023,177	EUR	6,611,500	Deutsche Bank AG	4/15/15	16,753
PLN	27,014,946	EUR	6,611,500	Goldman Sachs International	4/15/15	14,582
PLN	27,019,083	EUR	6,611,500	Morgan Stanley Capital Services LLC	4/15/15	15,672
PLN	27,013,796	EUR	6,611,500	UBS AG	4/15/15	14,277
USD	71,020,000	JPY	8,621,675,307	Morgan Stanley Capital Services LLC	4/15/15	(883,469)
ZAR	144,128,384	USD	12,184,000	BNP Paribas S.A.	4/15/15	(332,117)
ZAR	97,071,848	USD	8,123,000	Royal Bank of Scotland PLC	4/15/15	(140,643)
ZAR	97,425,686	USD	8,123,000	Standard Chartered Bank	4/15/15	(111,546)
KRW	13,643,360,400	USD	12,028,000	Bank of America N.A.	4/16/15	262,614
KRW	13,869,012,000	USD	12,372,000	Deutsche Bank AG	4/16/15	121,893
KRW	11,467,813,000	USD	10,310,000	JPMorgan Chase Bank N.A.	4/16/15	20,774
TRY	407,498,000	USD	159,947,404	Deutsche Bank AG	4/16/15	(3,883,227)
USD	8,516,634	CNY	52,735,000	Barclays Bank PLC	4/16/15	27,784
USD	10,310,000	KRW	11,670,920,000	HSBC Bank PLC	4/16/15	(203,742)
USD	13,746,000	KRW	15,490,367,400	HSBC Bank PLC	4/16/15	(208,490)
USD	10,310,000	KRW	11,585,862,500	Standard Chartered Bank	4/16/15	(127,118)
USD	17,183,000	KRW	19,317,987,750	Standard Chartered Bank	4/16/15	(219,600)
USD	11,021,000	MYR	40,872,481	Bank of America N.A.	4/16/15	1,880
USD	10,127,000	MYR	37,564,081	Royal Bank of Scotland PLC	4/16/15	(183)
USD	167,749,877	TRY	407,498,000	BNP Paribas S.A.	4/16/15	11,685,700
JPY	45,863,302,000	USD	386,531,713	HSBC Bank PLC	4/21/15	(4,002,020)
JPY	20,189,000,000	USD	168,074,573	Standard Chartered Bank	4/21/15	314,786
SEK	5,131,480	USD	609,704	Morgan Stanley Capital Services LLC	4/21/15	(13,670)
USD	9,289,809	AUD	11,466,000	TD Securities, Inc.	4/21/15	567,934
USD	39,226,790	CNH	246,872,000	Citibank N.A.	4/21/15	(447,938)
USD	242,117,285	EUR	209,807,000	Citibank N.A.	4/21/15	16,456,971
USD	90,383,932	EUR	80,045,000	UBS AG	4/21/15	4,290,619
USD	474,262,004	GBP	312,648,000	Bank of America N.A.	4/21/15	10,549,431
USD	345,552	GBP	228,000	BNP Paribas S.A.	4/21/15	7,387
USD	31,445,281	GBP	20,611,000	BNP Paribas S.A.	4/21/15	875,504

BLACKROCK FUNDS II	MARCH 31, 2015	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,062,583	GBP	700,000	Citibank N.A.	4/21/15	$24,358
USD	3,226,047	GBP	2,148,000	Citibank N.A.	4/21/15	40,181
USD	22,761,744	GBP	15,000,000	Citibank N.A.	4/21/15	514,077
USD	15,710,470	GBP	10,296,000	Goldman Sachs International	4/21/15	439,671
USD	37,906,472	GBP	24,792,000	Goldman Sachs International	4/21/15	1,135,528
USD	1,273,921	GBP	858,000	State Street Bank and Trust Co.	4/21/15	1,354
USD	9,745,005	GBP	6,400,000	State Street Bank and Trust Co.	4/21/15	252,667
USD	147,139,593	GBP	99,747,000	UBS AG	4/21/15	(802,943)
USD	411,208	HKD	3,194,000	Citibank N.A.	4/21/15	(754)
USD	2,930,780	HKD	22,728,000	State Street Bank and Trust Co.	4/21/15	(680)
USD	3,718,923	HKD	28,861,000	State Street Bank and Trust Co.	4/21/15	(3,572)
USD	34,425,492	HKD	266,899,000	State Street Bank and Trust Co.	4/21/15	828
USD	8,533,132	JPY	1,022,625,000	Goldman Sachs International	4/21/15	3,776
USD	474,389	JPY	57,349,000	Standard Chartered Bank	4/21/15	(3,939)
USD	819,994,831	JPY	96,298,553,000	Standard Chartered Bank	4/21/15	16,802,423
USD	110,335,368	MXN	1,618,013,000	HSBC Bank PLC	4/21/15	4,412,161
USD	47,858,366	MXN	704,770,000	Morgan Stanley Capital Services LLC	4/21/15	1,720,604
USD	13,601,935	MXN	200,155,000	Standard Chartered Bank	4/21/15	498,789
USD	5,988,909	SEK	48,157,000	HSBC Bank PLC	4/21/15	395,356
ZAR	106,451,000	USD	9,093,224	JPMorgan Chase Bank N.A.	4/21/15	(348,752)
TRY	21,009,620	USD	8,104,000	BNP Paribas S.A.	4/22/15	(71,829)
TRY	21,172,510	USD	8,104,000	BNP Paribas S.A.	4/22/15	(9,554)
TRY	21,201,701	USD	8,104,000	BNP Paribas S.A.	4/22/15	1,606
TRY	26,026,986	USD	10,378,000	BNP Paribas S.A.	4/22/15	(427,643)
TRY	26,675,954	USD	10,130,000	BNP Paribas S.A.	4/22/15	68,463
TRY	26,694,576	USD	10,130,000	BNP Paribas S.A.	4/22/15	75,583
USD	8,104,000	TRY	20,714,634	BNP Paribas S.A.	4/22/15	184,604
USD	8,104,000	TRY	21,370,430	BNP Paribas S.A.	4/22/15	(66,112)
USD	8,308,000	TRY	21,049,614	BNP Paribas S.A.	4/22/15	260,538
USD	10,131,000	TRY	25,945,491	BNP Paribas S.A.	4/22/15	211,800
USD	12,455,000	TRY	31,120,686	BNP Paribas S.A.	4/22/15	557,275
USD	8,104,000	TRY	20,951,271	Deutsche Bank AG	4/22/15	94,136
USD	8,104,000	TRY	21,267,578	Deutsche Bank AG	4/22/15	(26,791)
USD	10,130,000	TRY	25,890,254	Deutsche Bank AG	4/22/15	231,917
BRL	29,516,918	USD	10,079,193	The Bank of New York Mellon	4/23/15	(886,823)
USD	11,495,304	BRL	33,362,821	Royal Bank of Scotland PLC	4/23/15	1,105,214
COP	35,956,420,500	USD	14,014,000	Royal Bank of Scotland PLC	4/27/15	(231,957)
USD	14,014,000	COP	35,595,560,000	Goldman Sachs International	4/27/15	370,274
USD	12,014,000	MYR	44,415,758	Deutsche Bank AG	4/30/15	55,796
PLN	130,353,061	USD	34,956,301	Standard Chartered Bank	5/04/15	(599,220)
PLN	130,475,291	USD	34,555,064	Standard Chartered Bank	5/04/15	(165,767)
USD	30,495,203	PLN	113,011,805	Standard Chartered Bank	5/04/15	708,746
USD	40,398,216	PLN	149,759,823	Standard Chartered Bank	5/04/15	926,106
TRY	650,000,000	USD	243,884,136	Deutsche Bank AG	5/05/15	3,740,430
USD	7,081,220	BRL	23,086,193	Royal Bank of Scotland PLC	5/05/15	(83,769)
USD	121,109	BRL	395,155	UBS AG	5/05/15	(1,530)
USD	98,580,442	TRY	250,000,000	Deutsche Bank AG	5/05/15	3,340,224
USD	160,333,494	TRY	400,000,000	Deutsche Bank AG	5/05/15	7,949,145

38	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,520,226	MXN	427,121,930	Morgan Stanley Capital Services LLC	5/06/15	$587,950
TRY	21,056,975	USD	9,229,933	Bank of America N.A.	5/07/15	(1,211,882)
TRY	24,643,932	USD	10,734,823	Bank of America N.A.	5/07/15	(1,350,934)
TRY	34,157,593	USD	15,004,117	Bank of America N.A.	5/07/15	(1,997,627)
TRY	34,264,014	USD	14,951,150	Bank of America N.A.	5/07/15	(1,904,137)
TRY	58,661,089	USD	25,714,901	Barclays Bank PLC	5/07/15	(3,377,997)
USD	3,103,778,770	EUR	2,883,462,000	UBS AG	5/07/15	1,763,009
USD	4,486,161	TRY	10,168,782	Bank of America N.A.	5/07/15	614,104
USD	6,007,777	TRY	13,768,022	Bank of America N.A.	5/07/15	765,205
USD	6,224,826	TRY	14,104,522	Bank of America N.A.	5/07/15	854,122
USD	21,675,723	TRY	48,872,253	BNP Paribas S.A.	5/07/15	3,066,202
USD	10,469,630	TRY	24,033,035	Deutsche Bank AG	5/07/15	1,318,358
USD	15,322,612	TRY	34,511,118	Deutsche Bank AG	5/07/15	2,181,507
USD	12,117,366	TRY	27,325,872	Goldman Sachs International	5/07/15	1,712,251
USD	11,942,130	INR	751,040,548	Royal Bank of Scotland PLC	5/11/15	49,137
USD	42,220,457	INR	2,655,244,539	Royal Bank of Scotland PLC	5/11/15	173,719
USD	207,830,850	INR	13,070,482,182	Royal Bank of Scotland PLC	5/11/15	855,132
USD	3,708,383	COP	9,712,930,547	Credit Suisse International	5/13/15	(7,247)
USD	17,837,714	MXN	267,222,605	Morgan Stanley Capital Services LLC	5/13/15	371,142
USD	1,070,808	MXN	16,633,141	Morgan Stanley Capital Services LLC	5/18/15	(15,997)
USD	61,087,400	MXN	915,135,620	Morgan Stanley Capital Services LLC	5/18/15	1,292,673
USD	16,891,185	MXN	253,149,710	Morgan Stanley Capital Services LLC	5/20/15	352,839
TRY	204,462,000	USD	90,142,845	Deutsche Bank AG	5/26/15	(12,639,773)
TRY	227,487,000	USD	99,235,299	Deutsche Bank AG	5/26/15	(13,004,404)
TRY	364,460,500	USD	159,333,960	Deutsche Bank AG	5/26/15	(21,182,087)
TRY	364,460,500	USD	158,405,989	Goldman Sachs International	5/26/15	(20,254,117)
USD	21,438,986	MXN	328,878,826	Morgan Stanley Capital Services LLC	5/26/15	(37,449)
USD	42,387,763	MXN	639,252,648	Morgan Stanley Capital Services LLC	5/26/15	643,307
USD	61,686,624	TRY	138,579,000	Bank of America N.A.	5/26/15	9,157,067
USD	107,118,248	TRY	243,137,000	Bank of America N.A.	5/26/15	14,955,087
USD	22,895,435	TRY	51,762,000	Deutsche Bank AG	5/26/15	3,274,606
USD	30,501,613	TRY	69,016,000	Deutsche Bank AG	5/26/15	4,340,507
USD	106,266,171	TRY	243,137,000	Deutsche Bank AG	5/26/15	14,103,010
USD	15,476,318	TRY	34,636,000	Goldman Sachs International	5/26/15	2,347,246
USD	30,788,959	TRY	69,269,000	Goldman Sachs International	5/26/15	4,531,952
USD	45,505,055	TRY	103,524,000	Goldman Sachs International	5/26/15	6,263,396
USD	45,845,835	TRY	103,905,000	Goldman Sachs International	5/26/15	6,459,755
USD	45,894,435	TRY	103,905,000	Goldman Sachs International	5/26/15	6,508,355
USD	16,928,564	MXN	253,829,632	Morgan Stanley Capital Services LLC	5/27/15	354,187
USD	22,009,937	ZAR	265,283,413	Citibank N.A.	5/29/15	351,450
USD	54,691,413	ZAR	659,317,005	Citibank N.A.	5/29/15	862,912
USD	214,336,606	EUR	194,121,000	Morgan Stanley Capital Services LLC	6/08/15	5,410,518

BLACKROCK FUNDS II	MARCH 31, 2015	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,675,000	USD	8,131,254	Bank of America N.A.	6/17/15	$(36,417)
CAD	6,840,802	USD	5,475,000	Deutsche Bank AG	6/17/15	(79,550)
CAD	89,913,450	USD	70,480,000	Morgan Stanley Capital Services LLC	6/17/15	436,182
CAD	8,706,981	USD	6,834,231	State Street Bank and Trust Co.	6/17/15	33,105
CHF	89,305,533	USD	92,540,000	BNP Paribas S.A.	6/17/15	(346,068)
EUR	32,936,000	USD	36,359,040	Citibank N.A.	6/17/15	(906,223)
EUR	66,900,000	USD	70,914,806	Citibank N.A.	6/17/15	1,097,382
EUR	68,205,000	USD	73,715,794	Morgan Stanley Capital Services LLC	6/17/15	(298,883)
EUR	67,180,000	USD	71,103,649	Royal Bank of Scotland PLC	6/17/15	1,209,936
GBP	6,835,000	USD	10,119,943	Goldman Sachs International	6/17/15	13,649
JPY	2,145,155,560	USD	17,785,000	Deutsche Bank AG	6/17/15	120,865
JPY	8,614,934,798	USD	71,020,000	Morgan Stanley Capital Services LLC	6/17/15	889,871
JPY	8,667,449,037	USD	72,075,000	Morgan Stanley Capital Services LLC	6/17/15	273,213
JPY	25,732,428,560	USD	212,110,984	Morgan Stanley Capital Services LLC	6/17/15	2,680,614
MXN	250,637,384	USD	16,441,000	Goldman Sachs International	6/17/15	(96,828)
MXN	921,620,813	USD	59,137,000	JPMorgan Chase Bank N.A.	6/17/15	962,293
NOK	969,501,232	EUR	112,034,000	BNP Paribas S.A.	6/17/15	(501,956)
NOK	2,186,985,564	USD	267,568,000	Morgan Stanley Capital Services LLC	6/17/15	3,336,262
SGD	17,253,837	USD	12,400,000	Deutsche Bank AG	6/17/15	147,719
USD	192,328,410	AUD	252,485,307	Citibank N.A.	6/17/15	869,155
USD	10,630,959	AUD	13,675,000	HSBC Bank PLC	6/17/15	261,225
USD	6,838,462	CAD	8,681,495	Deutsche Bank AG	6/17/15	(8,773)
USD	15,501,099	CAD	19,508,939	Deutsche Bank AG	6/17/15	114,085
USD	27,126,923	CAD	34,142,479	Goldman Sachs International	6/17/15	198,201
USD	27,901,978	CAD	35,120,167	Goldman Sachs International	6/17/15	202,138
USD	345,627,000	CAD	440,514,296	Morgan Stanley Capital Services LLC	6/17/15	(1,813,700)
USD	5,470,769	CAD	6,957,341	Royal Bank of Scotland PLC	6/17/15	(16,598)
USD	219,853,000	CHF	220,690,838	JPMorgan Chase Bank N.A.	6/17/15	(7,975,617)
USD	188,329,175	EUR	177,938,000	Morgan Stanley Capital Services LLC	6/17/15	(3,206,023)
USD	36,120,978	EUR	32,936,000	UBS AG	6/17/15	668,161
USD	10,060,464	GBP	6,835,000	JPMorgan Chase Bank N.A.	6/17/15	(73,128)
USD	211,127	IDR	2,767,870,598	Deutsche Bank AG	6/17/15	3,372
USD	22,127,100	IDR	290,086,274,788	Deutsche Bank AG	6/17/15	353,428
USD	22,297,445	IDR	294,437,759,244	Deutsche Bank AG	6/17/15	197,154
USD	44,867,183	IDR	589,913,725,212	Deutsche Bank AG	6/17/15	588,674
USD	17,785,000	KRW	19,800,040,500	JPMorgan Chase Bank N.A.	6/17/15	(17,270)
USD	8,220,000	MXN	126,625,039	BNP Paribas S.A.	6/17/15	(37,274)
USD	26,799,342	NOK	215,360,547	BNP Paribas S.A.	6/17/15	122,399
USD	13,175,000	NOK	105,874,300	Citibank N.A.	6/17/15	60,236
USD	22,900,253	NOK	183,939,089	Citibank N.A.	6/17/15	115,519
USD	38,752,300	NOK	311,122,841	Citibank N.A.	6/17/15	213,178
USD	12,400,000	SGD	17,127,138	Société Générale	6/17/15	(55,579)

40	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,395,000	TWD	393,169,400	Standard Chartered Bank	6/17/15	$(173,631)
TRY	250,000,000	USD	94,126,506	BNP Paribas S.A.	7/02/15	(193,094)
TRY	272,300,000	USD	102,522,590	BNP Paribas S.A.	7/02/15	(210,318)
TRY	276,660,000	USD	102,417,355	Deutsche Bank AG	7/02/15	1,533,116
USD	41,585,883	TRY	110,941,406	Citibank N.A.	7/02/15	(98,536)
USD	105,024,273	TRY	272,453,970	Deutsche Bank AG	7/02/15	2,654,149
USD	106,662,040	TRY	276,660,000	Deutsche Bank AG	7/02/15	2,711,569
USD	157,518,204	TRY	408,680,980	Deutsche Bank AG	7/02/15	3,963,008
TRY	12,320,379	USD	4,919,377	Deutsche Bank AG	7/13/15	(302,344)
USD	5,197,156	TRY	12,320,379	Deutsche Bank AG	7/13/15	580,123
TRY	272,300,000	USD	105,965,677	Deutsche Bank AG	8/12/15	(4,647,024)
USD	936,001	TRY	2,523,644	State Street Bank and Trust Co.	8/12/15	(3,009)
USD	34,400,000	CNH	220,460,624	Deutsche Bank AG	9/09/15	(489,360)
USD	206,403,390	CNH	1,323,045,732	HSBC Bank PLC	9/09/15	(2,977,401)
USD	6,881,000	CNH	44,106,880	JPMorgan Chase Bank N.A.	9/09/15	(99,207)
USD	34,400,608	CNH	220,460,078	JPMorgan Chase Bank N.A.	9/09/15	(488,667)
TRY	272,300,000	USD	112,590,449	Deutsche Bank AG	10/28/15	(13,044,569)
USD	99,743,590	TRY	272,300,000	BNP Paribas S.A.	10/28/15	197,710
TRY	276,660,000	USD	103,192,839	Deutsche Bank AG	12/02/15	(2,822,448)
USD	98,877,770	TRY	276,660,000	Deutsche Bank AG	12/02/15	(1,492,620)
TRY	300,000,000	USD	114,455,763	Deutsche Bank AG	2/02/16	(7,065,086)
TRY	400,000,000	USD	152,770,882	Deutsche Bank AG	2/02/16	(9,583,313)
USD	33,769,211	TRY	95,799,873	Deutsche Bank AG	2/02/16	(524,167)
USD	212,941,470	TRY	604,200,127	Deutsche Bank AG	2/02/16	(3,343,398)
TRY	250,000,000	USD	93,402,077	Deutsche Bank AG	2/05/16	(3,967,397)
USD	89,628,222	TRY	250,000,000	BNP Paribas S.A.	2/05/16	193,542
Total						$221,636,346

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
SPDR S&P 500 ETF Trust	Call	USD	213.00	4/10/15	5,270	$34,255
E-Mini S&P 500 Index Futures	Call	USD	2,095.00	4/17/15	444	177,600
EOG Resources, Inc.	Call	USD	100.00	4/17/15	3,287	41,088
Freeport-McMoRan, Inc.	Call	USD	22.00	4/17/15	8,020	36,090
SPDR S&P 500 ETF Trust	Call	USD	215.00	4/17/15	30,890	169,895
SPDR S&P 500 ETF Trust	Call	USD	220.00	4/17/15	20,000	30,000
CBS Corp.	Call	USD	62.50	6/19/15	2,835	678,983
DAX Index	Call	EUR	12,200.00	6/19/15	6,050	10,987,344
DAX Index	Call	EUR	12,250.00	6/19/15	4,515	7,631,642
SPDR S&P 500 ETF Trust	Call	USD	215.00	6/19/15	41,840	6,234,160
SPDR Series Trust SPDR Homebuilders ETF	Call	USD	38.00	6/19/15	13,500	1,053,000
iShares U.S. Home Construction ETF	Call	USD	29.00	10/16/15	5,997	959,520
Barrick Gold Corp.	Call	USD	20.00	1/15/16	9,723	126,399
Newmont Mining Corp.	Put	USD	23.00	5/15/15	1,714	318,804
Transocean Ltd.	Put	USD	15.00	5/15/15	1,503	243,486
Transocean Ltd.	Put	USD	16.00	5/15/15	500	114,250
The Western Union Co.	Put	USD	18.00	5/15/15	7,877	78,770
Euro Dollar 90-Day	Put	USD	98.63	6/12/15	2,000	125,000
Euro Dollar 90-Day	Put	USD	98.88	6/12/15	1,500	318,750

BLACKROCK FUNDS II	MARCH 31, 2015	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, exchange-traded options purchased were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Put	USD	98.75	6/12/15	1,000	$118,750
Euro Dollar 90-Day	Put	USD	99.25	6/15/15	2,802	17,513
Energy Select Sector SPDR (ETF)	Put	USD	72.00	6/19/15	14,977	10,334,130
Transocean Ltd.	Put	USD	14.00	8/21/15	951	225,863
Euro Dollar 90-Day	Put	USD	98.50	9/11/15	3,998	1,024,488
Volkswagen AG	Put	EUR	150.00	12/18/15	2,196	243,208
Freeport-McMoRan, Inc.	Put	USD	15.00	1/15/16	1,097	140,965
Euro Dollar 90-Day	Put	USD	99.00	3/14/16	3,490	1,221,500
Euro Dollar 90-Day	Put	USD	98.50	3/14/16	3,490	349,000
Transocean Ltd.	Put	USD	13.00	1/20/17	2,011	975,335
Total						$44,009,788

•	As of March 31, 2015, OTC barrier options purchased were as follows:

Description	Counterparty	Barrier Price		Expiration Date	Contracts	Notional Amount (000)		Value
EUR Currency	Deutsche Bank AG	PLN	3.90	6/09/15	—	EUR	2,920	257,616
AUD Currency	Deutsche Bank AG	USD	0.71	8/20/15	—	USD	4,390	732,872
AUD Currency	Deutsche Bank AG	USD	0.00	8/21/15	—	USD	8,215	1,375,747
S&P 500 Index	Deutsche Bank AG	USD	2,015.18	9/18/15	234,911		—	5,366,612
USD Currency	Citibank N.A.	CHF	0.00	11/02/15	—	USD	24,368	6,062,839
AUD Currency	Deutsche Bank AG	USD	0.70	11/20/15	—	USD	4,390	749,407
AUD Currency	Deutsche Bank AG	USD	0.00	11/23/15	—	USD	8,215	1,410,202
EURO STOXX 50 Index	Barclays Bank PLC	USD	3,225.00	12/18/15	45,527		—	1,684,499
USD Currency	Deutsche Bank AG	EUR	1.10	12/18/15	—	USD	835	452,662
Total								$18,092,456

•	As of March 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	Call	MXN	15.70	4/09/15	—	USD	32,784	$43,868
Nikkei 225 Index	Citibank N.A.	Call	JPY	19,747.60	4/10/15	189,929		—	125,655
TAIEX Index	Citibank N.A.	Call	TWD	9,885.43	4/15/15	98,295		—	11,341
USD Currency	Deutsche Bank AG	Call	INR	64.30	4/15/15	—	USD	38,530	9,552
USD Currency	Deutsche Bank AG	Call	CAD	1.18	4/15/15	—	USD	35,360	2,477,587
USD Currency	JPMorgan Chase Bank N.A.	Call	CAD	1.15	4/15/15	—	USD	35,360	3,465,284
USD Currency	JPMorgan Chase Bank N.A.	Call	MXN	15.15	4/23/15	—	USD	39,440	668,567
USD Currency	Bank of America N.A.	Call	JPY	120.00	4/27/15	—	USD	681,108	6,636,716
USD Currency	BNP Paribas S.A.	Call	JPY	115.00	4/27/15	—	USD	71,470	2,979,649
USD Currency	Citibank N.A.	Call	JPY	125.00	4/27/15	—	USD	170,490	147,508
USD Currency	Deutsche Bank AG	Call	JPY	111.00	4/27/15	—	USD	142,790	10,608,683
USD Currency	UBS AG	Call	JPY	115.00	4/27/15	—	USD	71,320	2,973,395
USD Currency	Goldman Sachs International	Call	ZAR	11.65	4/29/15	—	USD	39,681	1,823,632
Nikkei 225 Index	Citibank N.A.	Call	JPY	20,313.52	5/08/15	391,000		—	354,684
USD Currency	Citibank N.A.	Call	CAD	1.30	5/08/15	—	USD	140,040	791,940
KOSPI 200 Index	Citibank N.A.	Call	KRW	268.37	5/14/15	128,608,423		—	—
USD Currency	Citibank N.A.	Call	JPY	120.00	5/14/15	—	USD	615,192	7,557,757
USD Currency	Bank of America N.A.	Call	CAD	1.30	6/04/15	—	USD	109,185	986,148
USD Currency	Bank of America N.A.	Call	CAD	1.31	6/04/15	—	USD	109,185	791,198
USD Currency	Citibank N.A.	Call	CAD	1.26	6/04/15	—	USD	109,185	2,295,866
USD Currency	BNP Paribas S.A.	Call	JPY	120.00	6/19/15	—	USD	125,833	2,089,432
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	120.00	6/19/15	—	USD	157,266	2,611,377
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	120.00	6/19/15	—	USD	70,750	1,174,790

42	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC options purchased were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Value
USD Currency	Morgan Stanley Capital Services LLC	Call	JPY	120.00	6/19/15	—	USD	39,317	$652,844
USD Currency	BNP Paribas S.A.	Call	SGD	1.40	9/28/15	—	USD	68,540	1,011,027
Capitaland Ltd.	Citigroup Global Markets, Inc.	Call	SGD	1.80	8/03/18	900		—	90,692
EUR Currency	Citibank N.A.	Put	USD	1.07	4/09/15	—	EUR	65,588	490,150
USD Currency	BNP Paribas S.A.	Put	TRY	2.55	4/10/15	—	USD	27,677	61,930
USD Currency	BNP Paribas S.A.	Put	TRY	2.40	4/10/15	—	USD	27,677	22
USD Currency	Goldman Sachs International	Put	TRY	2.50	4/10/15	—	USD	27,677	8,646
EUR Currency	Deutsche Bank AG	Put	PLN	4.26	4/16/15	—	EUR	69,735	3,400,625
EUR Currency	Goldman Sachs International	Put	PLN	4.20	4/16/15	—	EUR	35,013	1,162,379
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.15	4/16/15	—	EUR	35,013	727,491
GBP Currency	Deutsche Bank AG	Put	NOK	11.20	4/23/15	—	GBP	70,415	34,605
GBP Currency	Deutsche Bank AG	Put	USD	1.49	4/30/15	—	GBP	85,835	1,846,790
GBP Currency	UBS AG	Put	USD	1.54	4/30/15	—	GBP	85,835	4,894,579
EUR Currency	Morgan Stanley Capital Services LLC	Put	PLN	4.05	5/05/15	—	EUR	72,000	378,170
EUR Currency	Deutsche Bank AG	Put	PLN	4.15	5/08/15	—	EUR	71,590	1,514,773
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.12	5/08/15	—	EUR	71,590	1,126,825
EUR Currency	Goldman Sachs International	Put	PLN	4.20	6/04/15	—	EUR	35,205	1,195,211
EUR Currency	Citibank N.A.	Put	NOK	8.70	6/12/15	—	EUR	31,120	669,099
EUR Currency	Deutsche Bank AG	Put	PLN	4.10	6/12/15	—	EUR	68,434	994,972
USD Currency	Deutsche Bank AG	Put	NOK	7.00	6/19/15	—	USD	25,465	6,017
EUR Currency	BNP Paribas S.A.	Put	PLN	4.06	6/30/15	—	EUR	41,060	414,021
EUR Currency	Citibank N.A.	Put	USD	1.21	7/01/15	—	EUR	463,241	62,229,959
EUR Currency	Deutsche Bank AG	Put	USD	1.14	7/01/15	—	EUR	463,241	31,825,267
EUR Currency	Citibank N.A.	Put	USD	1.08	7/03/15	—	EUR	192,440	5,390,335
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.20	7/09/15	—	EUR	34,870	1,216,378
Total									$171,967,436

•	As of March 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	560,800	$29,784
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	200,280	10,637
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.90%	Receive	3-month LIBOR	8/24/15	USD	681,300	10,923,828
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	671,380	26,648,012
5-Year Interest Rate Swap	Bank of America N.A.	Call	2.09%	Receive	3-month LIBOR	2/10/16	USD	1,120,378	23,882,089
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.90%	Pay	3-month LIBOR	8/24/15	USD	681,300	4,469,805
30-Year Interest Rate Swap	Citibank N.A.	Put	3.10%	Pay	3-month LIBOR	9/18/15	USD	200,828	1,966,284
30-Year Interest Rate Swap	Citibank N.A.	Put	3.55%	Pay	3-month LIBOR	9/18/15	USD	401,656	1,033,054
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	671,380	1,382,371
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.09%	Pay	3-month LIBOR	2/10/16	USD	1,120,378	13,139,457
Total									$83,485,321

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
CBOE Volatility Index	Call	USD	16.00	4/15/15	3,289	$(402,903)

BLACKROCK FUNDS II	MARCH 31, 2015	43

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
CBOE Volatility Index	Call	USD	17.00	4/15/15	6,578	$(592,020)
The Williams Cos., Inc.	Call	USD	50.00	5/15/15	612	(128,826)
Apple Inc.	Call	USD	140.00	6/19/15	969	(153,102)
DAX Index	Call	EUR	11,450.00	6/19/15	695	(2,999,645)
DAX Index	Call	EUR	13,150.00	6/19/15	6,050	(1,971,087)
EURO STOXX 50 Index	Call	EUR	3,525.00	6/19/15	1,890	(4,044,106)
LyondellBasell Industries NV, Class A	Call	USD	90.00	6/19/15	1,273	(426,455)
Tesla Motors, Inc.	Call	USD	210.00	6/19/15	181	(147,063)
United Continental Holdings, Inc.	Call	USD	72.50	6/19/15	833	(266,560)
The Williams Cos., Inc.	Call	USD	50.00	8/21/15	613	(193,095)
Euro Dollar 90-Day	Call	USD	98.75	9/11/15	3,660	(2,013,000)
SPDR S&P 500 ETF Trust	Put	USD	205.00	4/10/15	6,587	(968,289)
Transocean Ltd.	Put	USD	10.00	5/15/15	2,000	(44,000)
Euro Dollar 90-Day	Put	USD	98.38	6/12/15	1,000	(18,750)
Energy Select Sector SPDR (ETF)	Put	USD	70.00	6/19/15	519	(58,128)
Energy Select Sector SPDR (ETF)	Put	USD	64.00	6/19/15	14,977	(621,546)
SPDR S&P 500 ETF Trust	Put	USD	190.00	6/19/15	20,919	(4,309,314)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.00	9/11/15	3,998	(224,888)
Euro Dollar 90-Day	Put	USD	98.75	3/14/16	6,980	(1,308,750)
Total						$(20,891,527)

•	As of March 31, 2015, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	Call	MXN	16.10	4/09/15	—	USD	32,784	$(5,580)
USD Currency	Deutsche Bank AG	Call	CAD	1.15	4/15/15	—	USD	35,360	(3,452,717)
USD Currency	JPMorgan Chase Bank N.A.	Call	CAD	1.18	4/15/15	—	USD	35,360	(2,490,525)
USD Currency	JPMorgan Chase Bank N.A.	Call	MXN	15.60	4/23/15	—	USD	52,585	(300,124)
USD Currency	Bank of America N.A.	Call	JPY	125.00	4/27/15	—	USD	681,108	(589,295)
USD Currency	BNP Paribas S.A.	Call	JPY	111.00	4/27/15	—	USD	71,470	(5,309,914)
USD Currency	Citibank N.A.	Call	JPY	120.00	4/27/15	—	USD	170,490	(1,661,255)
USD Currency	Deutsche Bank AG	Call	JPY	115.00	4/27/15	—	USD	142,790	(5,953,044)
USD Currency	UBS AG	Call	JPY	111.00	4/27/15	—	USD	71,320	(5,298,769)
USD Currency	Goldman Sachs International	Call	ZAR	12.00	4/29/15	—	USD	59,519	(1,478,523)
Nikkei 225 Index	Citibank N.A.	Call	JPY	21,299.61	5/08/15	391,000		—	(50,885)
USD Currency	Deutsche Bank AG	Call	CAD	1.30	5/08/15	—	USD	278,027	(1,572,270)
USD Currency	UBS AG	Call	TRY	2.66	5/08/15	—	USD	10,264	(144,714)
USD Currency	Citibank N.A.	Call	JPY	125.00	5/14/15	—	USD	615,192	(1,226,324)
USD Currency	Bank of America N.A.	Call	CAD	1.35	6/04/15	—	USD	109,185	(311,548)
USD Currency	Bank of America N.A.	Call	CAD	1.26	6/04/15	—	USD	109,185	(2,295,866)
USD Currency	Citibank N.A.	Call	CAD	1.30	6/04/15	—	USD	109,185	(986,148)
USD Currency	BNP Paribas S.A.	Call	JPY	125.00	6/19/15	—	USD	125,833	(593,907)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	125.00	6/19/15	—	USD	70,750	(333,926)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	125.00	6/19/15	—	USD	157,266	(742,266)
USD Currency	Morgan Stanley Capital Services LLC	Call	JPY	125.00	6/19/15	—	USD	39,317	(185,566)
EUR Currency	BNP Paribas S.A.	Call	PLN	4.16	6/30/15	—	EUR	41,060	(311,818)
USD Currency	BNP Paribas S.A.	Call	SGD	1.46	9/28/15	—	USD	68,540	(410,472)
USD Currency	BNP Paribas S.A.	Put	TRY	2.45	4/10/15	—	USD	27,677	(634)
USD Currency	BNP Paribas S.A.	Put	TRY	2.50	4/10/15	—	USD	27,677	(8,646)
USD Currency	Goldman Sachs International	Put	TRY	2.40	4/10/15	—	USD	27,677	(22)
EUR Currency	Goldman Sachs International	Put	PLN	4.26	4/16/15	—	EUR	69,735	(3,400,625)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.15	4/16/15	—	EUR	35,013	(727,491)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.20	4/16/15	—	EUR	35,013	(1,162,379)

44	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC options written were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Value
GBP Currency	Deutsche Bank AG	Put	USD	1.54	4/30/15	—	GBP	85,835	$(4,894,579)
GBP Currency	UBS AG	Put	USD	1.49	4/30/15	—	GBP	85,835	(1,846,790)
EUR Currency	Morgan Stanley Capital Services LLC	Put	PLN	4.12	5/05/15	—	EUR	37,227	(580,237)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.12	5/08/15	—	EUR	34,363	(540,876)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.15	5/08/15	—	EUR	71,590	(1,564,839)
EUR Currency	JPMorgan Chase Bank N.A.	Put	PLN	4.20	6/04/15	—	EUR	35,205	(1,195,211)
EUR Currency	Deutsche Bank AG	Put	NOK	8.70	6/12/15	—	EUR	31,120	(669,099)
EUR Currency	Deutsche Bank AG	Put	PLN	4.02	6/12/15	—	EUR	68,434	(357,571)
EUR Currency	Citibank N.A.	Put	USD	1.14	7/01/15	—	EUR	463,241	(31,825,267)
EUR Currency	Deutsche Bank AG	Put	USD	1.21	7/01/15	—	EUR	463,241	(62,229,960)
EUR Currency	Citibank N.A.	Put	USD	1.02	7/03/15	—	EUR	192,440	(1,804,262)
EUR Currency	Deutsche Bank AG	Put	PLN	4.20	7/09/15	—	EUR	34,870	(1,216,378)
Total									$(149,730,322)

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.77%	Pay	3-month LIBOR	4/24/15	USD	1,179,820	$(12,789,603)
1-Year Interest Rate Swap	Credit Suisse International	Call	3.83%	Pay	28-day MXIBTIIE	6/26/15	MXN	1,643,759	(68,041)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	560,800	(5,763)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	200,280	(2,058)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	355,938	(28,638,802)
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.37%	Pay	3-month LIBOR	2/10/16	USD	589,532	(21,388,869)
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.77%	Receive	3-month LIBOR	4/24/15	USD	1,179,820	(1,128,026)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.46%	Receive	3-month LIBOR	4/27/15	USD	227,510	(23)
30-Year Interest Rate Swap	Citibank N.A.	Put	2.65%	Receive	3-month LIBOR	9/18/15	USD	100,414	(3,283,844)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	355,938	(1,029,264)
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.37%	Receive	3-month LIBOR	2/10/16	USD	589,532	(14,293,498)
Total									$(82,627,791)

•	As of March 31, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 20 Version 1	1.00%	Chicago Mercantile	6/20/18	USD	150,000	$(2,231,523)
iTraxx Europe Crossover Series 22 Version 1	5.00%	InterContinental Exchange	12/20/19	EUR	160,505	2,759,494
iTraxx Europe Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	EUR	162,643	1,379,675
iTraxx Sub Financials Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	EUR	36,480	(287,859)
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	USD	265,429	47,559
Total						$1,667,346

BLACKROCK FUNDS II	MARCH 31, 2015	45

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	As of March 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	B+	EUR	119,145	$3,063,547
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	A-	EUR	9,633	49,125
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	544,725	2,199,733
Total							$5,312,405

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	53,840	$(77,192)
1.59%[1]	6-month GBP LIBOR	Chicago Mercantile	N/A	8/13/17	GBP	125,890	(2,975,577)
1.21%[1]	6-month GBP LIBOR	Chicago Mercantile	N/A	11/25/17	GBP	46,250	(492,219)
1.75%[1]	3-month LIBOR	Chicago Mercantile	7/06/15[2]	8/31/19	USD	410,883	(4,222,889)
1.47%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/17/19	USD	156,200	(1,070,265)
2.10%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/21	USD	11,000	(316,657)
2.23%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/22	USD	10,000	(343,280)
2.19%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/22	USD	7,800	(246,122)
2.21%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/22	USD	7,749	(258,085)
1.89%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/05/25	USD	30,000	283,962
0.73%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	22,995	(438,457)
0.75%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	22,995	(490,046)
2.03%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/24/25	USD	32,400	11,510
Total							$(10,635,317)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	$(39,112)	$62,837	$(101,949)
AK Steel Corp.	5.00%	Citibank N.A.	12/20/16	USD	6,800	(49,829)	(116,870)	67,041
iTraxx Asia ex-Japan IG Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(50,252)	131,673	(181,925)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,250	(60,377)	(13,841)	(46,536)
J. C. Penney Co., Inc.	5.00%	Goldman Sachs International	12/20/16	USD	5,100	(60,915)	78,165	(139,080)
AK Steel Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	3,500	(25,647)	(67,676)	42,029
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	1,550	(90,600)	104,491	(195,091)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/17	USD	3,750	19	(47,847)	47,866
AK Steel Corp.	5.00%	Citibank N.A.	3/20/17	USD	1,450	7	(20,674)	20,681
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	3,000	(49,329)	222,764	(272,093)
Republic of Ireland	1.00%	Morgan Stanley Capital Services LLC	3/20/17	USD	7,500	(123,323)	566,698	(690,021)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	86,815	(1,431,218)	(431)	(1,430,787)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(204,272)	(16,496)	(187,776)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,890	(327,580)	176,943	(504,523)
Energias de Portugal SA	5.00%	Citibank N.A.	9/20/17	EUR	5,349	(652,187)	(742,252)	90,065

46	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC credit default swaps — buy protection outstanding were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Energias de Portugal SA	5.00%	Goldman Sachs International	9/20/17	EUR	2,155	$(262,739)	$(301,582)	$38,843
Hitachi Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(102,883)	(53,003)	(49,880)
Transocean, Inc.	1.00%	Barclays Bank PLC	12/20/17	USD	9,100	1,023,035	101,671	921,364
Government of Japan	1.00%	HSBC Bank USA N.A.	12/20/17	USD	10,000	(233,865)	(66,916)	(166,949)
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	280	(39,094)	(15,269)	(23,825)
Finmeccanica SpA	5.00%	Credit Suisse International	3/20/18	EUR	100	(13,962)	(4,720)	(9,242)
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	2,000	(40,169)	62,447	(102,616)
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	(104,489)	99,100	(203,589)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	9,050	(80,089)	330,078	(410,167)
Republic of Korea	1.00%	Citibank N.A.	3/20/18	USD	6,650	(150,863)	(62,804)	(88,059)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	11,830	(1,323,767)	1,057,643	(2,381,410)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	380	(56,788)	(17,364)	(39,424)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	7,475	(14,700)	86,594	(101,294)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	8,090	(15,909)	106,143	(122,052)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	8,095	(15,919)	81,544	(97,463)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,890	(419,457)	72,616	(492,073)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	3,890	(564,598)	97,742	(662,340)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	9,590	(207,607)	(46,221)	(161,386)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	20,560	(445,090)	(97,156)	(347,934)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	800	(13,977)	18,359	(32,336)
JFE Holdings, Inc.	1.00%	Goldman Sachs International	3/20/19	JPY	1,000,000	(228,103)	(18,402)	(209,701)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	277,000	(34,008)	53,117	(87,125)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	223,000	(27,379)	44,916	(72,295)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	12,000	(95,088)	200,524	(295,612)
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	5,175	(161,210)	(142,437)	(18,773)
GKN Holdings PLC	1.00%	Bank of America N.A.	6/20/19	EUR	600	(11,365)	(4,718)	(6,647)
GKN Holdings PLC	1.00%	Barclays Bank PLC	6/20/19	EUR	725	(13,733)	(5,289)	(8,444)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	6/20/19	EUR	1,005	(19,037)	(7,331)	(11,706)
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	2,965	(92,364)	(74,700)	(17,664)
GKN Holdings PLC	1.00%	Citibank N.A.	6/20/19	EUR	930	(17,616)	(7,258)	(10,358)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	25,700	(560,103)	(328,468)	(231,635)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	17,800	(387,932)	(169,136)	(218,796)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	17,760	(387,060)	(172,474)	(214,586)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	16,908	(368,480)	(173,641)	(194,839)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	2,960	(92,209)	(81,472)	(10,737)
iTraxx Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	17,760	(387,060)	(238,193)	(148,867)
Nippon Yusen Kabushiki Kaisha	1.00%	JPMorgan Chase Bank N.A.	6/20/19	JPY	500,000	(111,346)	(57,290)	(54,056)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	7,827	471,010	259,220	211,790
iTraxx Asia ex-Japan IG Series 21 Version 1	1.00%	Barclays Bank PLC	6/20/19	USD	12,500	(115,054)	138,009	(253,063)
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	7,600	457,350	292,695	164,655
Valero Energy Corp.	1.00%	Deutsche Bank AG	6/20/19	USD	2,500	(39,718)	(11,751)	(27,967)
Carlsberg Breweries A/S	1.00%	Citibank N.A.	9/20/19	EUR	1,015	(15,282)	(11,323)	(3,959)

BLACKROCK FUNDS II	MARCH 31, 2015	47

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC credit default swaps — buy protection outstanding were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	2,825	$(75,279)	$(70,814)	$(4,465)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	1,780	(47,432)	(44,619)	(2,813)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	2,825	(75,279)	(70,849)	(4,430)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	2,090	(55,693)	(53,667)	(2,026)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	1,780	(47,432)	(45,707)	(1,725)
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	9/20/19	EUR	1,790	(26,952)	(22,126)	(4,826)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	5,765	16,758	151,849	(135,091)
The Boeing Co.	1.00%	Credit Suisse International	9/20/19	USD	20,000	(771,235)	(605,011)	(166,224)
RWE AG	1.00%	Credit Suisse International	12/20/19	EUR	2,975	(63,550)	(57,834)	(5,716)
RWE AG	1.00%	JPMorgan Chase Bank N.A.	12/20/19	EUR	5,125	(109,476)	(100,920)	(8,556)
Casino Guichard Perrachon SA	1.00%	Bank of America N.A.	3/20/20	EUR	630	(2,904)	42	(2,946)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	1,260	16,737	11,125	5,612
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	1,260	16,737	11,125	5,612
Casino Guichard Perrachon SA	1.00%	Citibank N.A.	3/20/20	EUR	1,270	(5,855)	848	(6,703)
Arrow Electronics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(78,724)	(50,434)	(28,290)
Avnet, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(58,452)	(25,512)	(32,940)
Block Financial LLC	5.00%	Barclays Bank PLC	3/20/20	USD	5,000	(860,700)	(912,756)	52,056
CBS Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(132,521)	(78,097)	(54,424)
Computer Sciences Corp.	5.00%	Barclays Bank PLC	3/20/20	USD	5,000	(949,658)	(947,573)	(2,085)
The Dow Chemical Co.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(84,462)	(37,946)	(46,516)
Eastman Chemical Co.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(60,352)	(57,952)	(2,400)
Expedia, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(62,827)	(23,032)	(39,795)
FirstEnergy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(15,040)	28,566	(43,606)
Ford Motor Co.	5.00%	Barclays Bank PLC	3/20/20	USD	5,000	(999,439)	(1,004,545)	5,106
Gap, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(74,176)	14,224	(88,400)
Hewlett-Packard Co.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(1,166)	(37,946)	36,780
International Paper Co.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(105,484)	(52,938)	(52,546)
Kinder Morgan Energy Partners LP	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(113,576)	(3,266)	(110,310)
Kohl’s Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(79,726)	67,259	(146,985)
Meadwestvaco Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(170,787)	(30,235)	(140,552)
Motorola Solutions, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(40,007)	(30,480)	(9,527)
Pitney Bowes, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(30,369)	(16,117)	(14,252)
Quest Diagnostics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(66,228)	9,020	(75,248)
Transocean, Inc.	5.00%	Barclays Bank PLC	3/20/20	USD	15,400	1,572,811	2,017,526	(444,715)
Valero Energy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(52,669)	76,849	(129,518)
Viacom, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(94,847)	(103,472)	8,625
Xerox Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(28,183)	(32,595)	4,412
YUM! Brands, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(116,524)	(25,521)	(91,003)
Boyd Gaming Corp.	5.00%	Citibank N.A.	3/20/20	USD	5,800	(468,141)	(377,719)	(90,422)
Valero Energy Corp.	1.00%	Goldman Sachs International	3/20/20	USD	10,200	(107,519)	(95,069)	(12,450)
General Mills, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	7,700	(252,264)	(228,387)	(23,877)
Staples, Inc.	1.00%	Morgan Stanley Capital Services LLC	3/20/20	USD	15,400	534,195	492,531	41,664
Koninklijke KPN NV	1.00%	Citibank N.A.	6/20/20	EUR	10,000	(199,206)	(212,842)	13,636
Koninklijke KPN NV	1.00%	Credit Suisse International	6/20/20	EUR	7,000	(139,444)	(133,477)	(5,967)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/20	USD	99,663	5,204,522	5,419,684	(215,162)
The Western Union Co.	1.00%	Credit Suisse International	6/20/20	USD	14,250	266,816	309,520	(42,704)
The Western Union Co.	1.00%	Credit Suisse International	6/20/20	USD	9,500	177,878	206,347	(28,469)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	31,812	1,661,307	1,703,684	(42,377)

48	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC credit default swaps — buy protection outstanding were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
The Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	9,500	$177,877	$229,398	$(51,521)
Republic of Korea	1.00%	JPMorgan Chase Bank N.A.	3/20/23	USD	10,000	(180,340)	14,792	(195,132)
ABX.HE.AAA Series 6-2	0.11%	Credit Suisse International	5/25/46	USD	19,409	3,824,769	4,982,844	(1,158,075)
Total						$(1,916,843)	$11,408,759	$(13,325,602)

•	As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	950	$13,070	$(168,991)	$182,061
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	34,539	(38,466)	73,005
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	750	10,318	(74,339)	84,657
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	86,815	1,431,217	39,448	1,391,769
Abengoa SA	5.00%	Barclays Bank PLC	3/20/18	B	EUR	505	(55,269)	(47,516)	(7,753)
Abengoa SA	5.00%	Credit Suisse International	3/20/18	B	EUR	760	(83,179)	(71,510)	(11,669)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	6,750	79,242	(252,662)	331,904
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	105	930	(5,019)	5,949
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	4,630	82,139	11,239	70,900
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	7,670	1,333,997	1,409,643	(75,646)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	10,970	1,907,946	1,997,927	(89,981)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	5,480	953,104	1,002,601	(49,497)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	245,685	269,500	(23,815)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	245,684	274,734	(29,050)
Astaldi SpA	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	308	21,536	5,177	16,359
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	462	32,304	3,024	29,280
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	310	21,676	10,410	11,266
Astaldi SpA	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	302	21,144	10,916	10,228
Astaldi SpA	5.00%	Goldman Sachs International	6/20/19	B+	EUR	468	32,697	15,702	16,995
British Telecommunications PLC	1.00%	Bank of America N.A.	6/20/19	BBB	EUR	6,220	184,570	138,410	46,160
British Telecommunications PLC	1.00%	HSBC Bank PLC	6/20/19	BBB	EUR	10,365	307,567	221,431	86,136
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	1,550	(335,899)	(40,991)	(294,908)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	890	(56,711)	(71,220)	14,509
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	890	(56,711)	(68,347)	11,636
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB	EUR	1,780	(113,421)	(140,606)	27,185
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB	EUR	1,780	(113,421)	(136,693)	23,272
Abengoa SA	5.00%	Citibank N.A.	12/20/19	B	EUR	36	(5,844)	(7,119)	1,275
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	805	(130,822)	(202,316)	71,494
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	565	(91,819)	(151,248)	59,429
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	560	(91,006)	(117,360)	26,354
AK Steel Corp.	5.00%	Citibank N.A.	12/20/19	B-	USD	6,800	(822,886)	(655,670)	(167,216)
AK Steel Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/19	B-	USD	3,500	(423,545)	(313,701)	(109,844)
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	670	63,317	9,706	53,611
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB	EUR	1,330	(98,113)	(102,168)	4,055
General Motors Co.	5.00%	Barclays Bank PLC	12/20/19	BBB-	USD	6,500	1,094,585	996,773	97,812

BLACKROCK FUNDS II	MARCH 31, 2015	49

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Motors Co.	5.00%	Deutsche Bank AG	12/20/19	BBB-	USD	6,500	$1,097,293	$974,290	$123,003
J. C. Penney Co., Inc.	5.00%	Goldman Sachs International	12/20/19	CCC-	USD	5,100	(388,185)	(744,938)	356,753
Republic of Italy	1.00%	HSBC Bank PLC	12/20/19	BBB-	USD	9,808	(19,272)	(235,109)	215,837
Republic of Italy	1.00%	Morgan Stanley Capital Services LLC	12/20/19	BBB-	USD	5,382	(10,577)	(126,739)	116,162
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	4,200	(1,020,128)	(320,169)	(699,959)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	3,580	(869,538)	(257,638)	(611,900)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BB+	USD	3,580	(869,538)	(286,800)	(582,738)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/20	B	EUR	1,715	(289,500)	(278,816)	(10,684)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B	EUR	1,025	(173,025)	(138,304)	(34,721)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B	EUR	685	(115,631)	(92,428)	(23,203)
Airbus Group NV	1.00%	Bank of America N.A.	3/20/20	A	EUR	5,715	166,744	129,762	36,982
Airbus Group NV	1.00%	Bank of America N.A.	3/20/20	A	EUR	5,705	166,451	129,534	36,917
Airbus Group NV	1.00%	Citibank N.A.	3/20/20	A	EUR	5,570	162,513	110,514	51,999
Airbus Group NV	1.00%	Credit Suisse International	3/20/20	A	EUR	7,345	214,302	160,813	53,489
AK Steel Corp.	5.00%	Citibank N.A.	3/20/20	B-	USD	3,750	(494,399)	(442,211)	(52,188)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/20	B-	USD	1,450	(191,168)	(167,603)	(23,565)
Apache Corp.	1.00%	BNP Paribas S.A.	3/20/20	A-	USD	5,200	(64,567)	(276,700)	212,133
Apache Corp.	1.00%	BNP Paribas S.A.	3/20/20	A-	USD	5,200	(64,567)	(244,384)	179,817
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	A-	USD	2,380	(29,552)	(103,911)	74,359
Bank of America Corp.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	15,800	285,557	200,541	85,016
BP PLC	1.00%	BNP Paribas S.A.	3/20/20	A	EUR	8,280	173,177	141,192	31,985
BP PLC	1.00%	BNP Paribas S.A.	3/20/20	A	EUR	5,530	115,661	91,190	24,471
BP PLC	1.00%	Citibank N.A.	3/20/20	A	EUR	5,368	97,529	104,024	(6,495)
British Telecommunications PLC	1.00%	Citibank N.A.	3/20/20	BBB	EUR	3,080	93,072	63,134	29,938
British Telecommunications PLC	1.00%	Credit Suisse International	3/20/20	BBB	EUR	2,915	88,086	56,593	31,493
British Telecommunications PLC	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB	EUR	3,760	113,621	72,038	41,583
Chesapeake Energy Corp.	5.00%	Goldman Sachs International	3/20/20	BB+	USD	5,400	279,561	457,106	(177,545)
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	BB+	USD	6,800	352,039	599,508	(247,469)
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	BB+	USD	3,175	164,371	243,051	(78,680)
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	BB+	USD	2,000	102,708	116,535	(13,827)
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	BB+	USD	5,000	258,852	325,458	(66,606)
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	BB+	USD	3,500	181,196	254,151	(72,955)
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	BB+	USD	1,258	65,127	94,630	(29,503)
Citigroup, Inc.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	15,800	220,114	177,935	42,179
The Goldman Sachs Group, Inc.	1.00%	Barclays Bank PLC	3/20/20	A-	USD	15,800	139,720	73,207	66,513
JPMorgan Chase and Co.	1.00%	Barclays Bank PLC	3/20/20	A	USD	15,800	298,829	245,929	52,900
Morgan Stanley	1.00%	Barclays Bank PLC	3/20/20	A-	USD	15,800	217,031	88,091	128,940
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	1,815	185,613	175,257	10,356
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	1,815	185,613	175,257	10,356
Republic of Italy	1.00%	Goldman Sachs International	3/20/20	BBB-	USD	19,000	(64,622)	(133,285)	68,663

50	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Dutch Shell PLC	1.00%	Bank of America N.A.	3/20/20	AA	EUR	2,680	$70,731	$62,218	$8,513
Royal Dutch Shell PLC	1.00%	Barclays Bank PLC	3/20/20	AA	EUR	1,520	40,116	37,135	2,981
Royal Dutch Shell PLC	1.00%	Barclays Bank PLC	3/20/20	AA	EUR	1,510	39,852	36,890	2,962
Royal Dutch Shell PLC	1.00%	Barclays Bank PLC	3/20/20	AA	EUR	755	19,927	18,213	1,714
Royal Dutch Shell PLC	1.00%	BNP Paribas S.A.	3/20/20	AA	EUR	4,110	108,473	102,747	5,726
Royal Dutch Shell PLC	1.00%	BNP Paribas S.A.	3/20/20	AA	EUR	2,730	72,052	66,624	5,428
Royal Dutch Shell PLC	1.00%	Citibank N.A.	3/20/20	AA	EUR	2,680	70,731	65,499	5,232
Royal Dutch Shell PLC	1.00%	Citibank N.A.	3/20/20	AA	EUR	1,510	39,853	35,986	3,867
Royal Dutch Shell PLC	1.00%	Citibank N.A.	3/20/20	AA	EUR	1,510	39,853	35,986	3,867
Royal Dutch Shell PLC	1.00%	Citibank N.A.	3/20/20	AA	EUR	1,510	39,853	39,595	258
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	15,400	(3,941,926)	(3,871,334)	(70,592)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	5,100	(1,305,018)	(1,142,210)	(162,808)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	5,100	(1,305,018)	(1,096,515)	(208,503)
Transocean, Inc.	1.00%	Goldman Sachs International	3/20/20	BB+	USD	5,200	(1,330,895)	(1,435,167)	104,272
United Rentals, Inc.	5.00%	Barclays Bank PLC	3/20/20	BB-	USD	3,400	441,639	366,381	75,258
United Rentals, Inc.	5.00%	Goldman Sachs International	3/20/20	BB-	USD	3,200	415,660	346,559	69,101
United Rentals, Inc.	5.00%	Goldman Sachs International	3/20/20	BB-	USD	3,200	415,660	346,559	69,101
Volkswagen AG	1.00%	Credit Suisse International	3/20/20	A	EUR	6,995	206,259	150,916	55,343
Volkswagen AG	1.00%	Credit Suisse International	3/20/20	A	EUR	6,990	206,112	150,809	55,303
Volkswagen AG	1.00%	Credit Suisse International	3/20/20	A	EUR	6,990	206,112	168,720	37,392
Volkswagen AG	1.00%	JPMorgan Chase Bank N.A.	3/20/20	A	EUR	15,495	456,896	343,274	113,622
Vougeot Bidco PLC	5.00%	Goldman Sachs International	3/20/20	B	EUR	1,295	127,745	98,878	28,867
Vougeot Bidco PLC	5.00%	Goldman Sachs International	3/20/20	B	EUR	1,295	127,750	118,789	8,961
Wells Fargo & Co.	1.00%	Barclays Bank PLC	3/20/20	A+	USD	15,800	471,087	375,808	95,279
Abengoa SA	5.00%	Barclays Bank PLC	6/20/20	B	EUR	685	(120,153)	(150,812)	30,659
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B	EUR	727	(127,472)	(134,714)	7,242
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B	EUR	484	(84,981)	(88,493)	3,512
Abengoa SA	5.00%	Credit Suisse International	6/20/20	B	EUR	685	(120,153)	(152,692)	32,539
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B	EUR	685	(120,153)	(150,812)	30,659
The Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	40,280	310,375	234,425	75,950
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	15,905	(189,690)	(259,079)	69,389
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	15,905	(189,690)	(219,326)	29,636
United Mexican States	1.00%	Citibank N.A.	6/20/20	BBB+	USD	31,949	(381,035)	(582,274)	201,239
United Mexican States	1.00%	HSBC Bank PLC	6/20/20	BBB+	USD	18,052	(215,300)	(322,462)	107,162
VBP PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/20	A	EUR	13,000	224,636	209,238	15,398
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	A-	EUR	10,000	223,300	206,981	16,319
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	A-	EUR	7,000	156,310	146,944	9,366
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	1,050	(54,856)	(118,301)	63,445
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	2,100	(109,711)	(243,535)	133,824
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,575	(131,436)	(291,216)	159,780
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,940	(141,922)	(332,078)	190,156
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,935	(141,778)	(308,250)	166,472
CMBX.NA Series 7 BBB	3.00%	Credit Suisse International	1/17/47	BBB	USD	7,880	(59,724)	(48,112)	(11,612)
CMBX.NA Series 7 BBB	3.00%	Morgan Stanley Capital Services LLC	1/17/47	BBB	USD	7,880	(59,724)	(42,524)	(17,200)
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	1,925	(49,377)	(274,031)	224,654

BLACKROCK FUNDS II	MARCH 31, 2015	51

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 6 BBB	3.00%	Deutsche Bank AG	5/11/63	BBB	USD	7,980	$88,467	$(51,758)	$140,225
CMBX.NA Series 6 BBB-	3.00%	Deutsche Bank AG	5/11/63	BBB-	USD	4,005	43,732	(994)	44,726
Total							$882,301	$(2,390,111)	$3,272,412

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/16	BRL	561,553	$1,085,333	$16,700	$1,068,633
12.30%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	361,578	(699,195)	(10,753)	(688,442)
11.18%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	329,647	(1,567,996)	(5,967)	(1,562,029)
11.43%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	217,151	(730,453)	(6,332)	(724,121)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	196,541	(679,702)	(2,598)	(677,104)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	56,657	(281,227)	(438)	(280,789)
12.00%[2]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	231,659	(223,817)	(11,780)	(212,037)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	56,983	(246,989)	(1,241)	(245,748)
11.85%[2]	1-day BZDIOVER	Goldman Sachs International	1/04/16	BRL	224,448	(316,334)	(5,176)	(311,158)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	613,589	498,601	29,419	469,182
11.83%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	315,554	549,795	6,739	543,056
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	267,136	229,570	12,686	216,884
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	248,593	76,631	6,192	70,439
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	224,448	(316,334)	(5,176)	(311,158)
11.99%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	183,763	173,461	4,559	168,902
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	174,861	(240,991)	(4,101)	(236,890)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	105,877	284,473	(2,475)	286,948
4.19%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	982,582	73,413	(5,011)	78,424
12.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/17	BRL	118,685	(406,785)	(4,497)	(402,288)
11.17%[1]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	141,174	1,522,143	2,567	1,519,576
12.18%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	72,730	305,482	3,644	301,838
12.22%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	39,706	153,489	2,066	151,423
13.11%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	90,684	(63,691)	(1,695)	(61,996)
12.18%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	82,961	(264,210)	(2,398)	(261,812)
1.94%[2]	3-month KRW Certificate of Deposit	Bank of America N.A.	2/10/17	KRW	114,660,301	474,609	531	474,078
1.91%[2]	3-month KRW Certificate of Deposit	Barclays Bank PLC	2/10/17	KRW	89,180,233	333,461	463	332,998
1.94%[2]	3-month KRW Certificate of Deposit	UBS AG	2/10/17	KRW	222,950,584	940,690	1,007	939,683
1.91%[2]	3-month KRW Certificate of Deposit	UBS AG	2/10/17	KRW	87,587,729	327,507	455	327,052
1.59%[2]	6-month WIBOR	BNP Paribas S.A.	2/10/17	PLN	435,890	(223,447)	—	(223,447)
1.59%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	2/10/17	PLN	461,109	(242,343)	—	(242,343)
1.57%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	2/10/17	PLN	339,999	(222,681)	—	(222,681)
1.96%[2]	3-month KRW Certificate of Deposit	UBS AG	2/11/17	KRW	160,621,152	737,298	646	736,652
1.82%[2]	3-month KRW Certificate of Deposit	JPMorgan Chase Bank N.A.	3/13/17	KRW	160,000,000	446,349	1,051	445,298
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN	312,503	92,491	2,013	90,478

52	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC interest rate swaps outstanding were as follows: (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.34%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	160,097	$197,803	$(1,991)	$199,794
13.14%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	96,573	(64,917)	(893)	(64,024)
1.71%[1]	6-month WIBOR	Barclays Bank PLC	3/06/18	PLN	337,130	2,043	—	2,043
1.71%[1]	6-month WIBOR	BNP Paribas S.A.	3/06/18	PLN	358,015	2,169	—	2,169
1.73%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	3/06/18	PLN	1,034,285	(152,551)	—	(152,551)
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	3/16/18	MXN	344,478	(18,521)	2,610	(21,131)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	338,099	68,389	4,715	63,674
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	3/21/18	MXN	338,099	55,712	4,791	50,921
1.74%[1]	6-month WIBOR	Goldman Sachs International	3/23/18	PLN	473,851	(185,800)	—	(185,800)
1.76%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	3/23/18	PLN	426,149	(207,625)	—	(207,625)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	239,344	37,211	770	36,441
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN	367,405	160,044	1,087	158,957
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN	258,803	64,546	2,777	61,769
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN	245,625	111,720	871	110,849
4.81%[2]	28-day MXIBTIIE	Bank of America N.A.	1/28/20	MXN	222,914	(276,427)	—	(276,427)
1.96%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	1/30/20	KRW	60,000,000	343,600	744	342,856
5.59%[2]	28-day MXIBTIIE	Goldman Sachs International	3/04/20	MXN	819,086	792,805	(3,333)	796,138
5.42%[2]	28-day MXIBTIIE	Goldman Sachs International	3/06/20	MXN	468,238	217,893	(7,159)	225,052
5.23%[2]	28-day MXIBTIIE	Bank of America N.A.	3/12/20	MXN	628,646	(86,185)	(2,174)	(84,011)
5.21%[2]	28-day MXIBTIIE	Deutsche Bank AG	3/16/20	MXN	718,409	(153,765)	(2,546)	(151,219)
12.97%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	86,542	62,497	(138)	62,635
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	51,522	1,213,479	1,303	1,212,176
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	29,995	(410,182)	(290)	(409,892)
11.07%[1]	1-day BZDIOVER	Goldman Sachs Bank USA	1/04/21	BRL	39,379	1,180,951	207	1,180,744
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	20,077	(346,754)	(110)	(346,644)
12.05%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	56,607	(673,997)	(1,473)	(672,524)
11.08%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	17,228	518,168	94	518,074
11.72%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	1,450	(35,549)	(43)	(35,506)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	5,230	(544,361)	—	(544,361)
5.41%[1]	6-month BUBOR	Goldman Sachs International	12/16/23	HUF	6,001,275	(4,906,093)	—	(4,906,093)
5.38%[1]	6-month BUBOR	JPMorgan Chase Bank N.A.	2/19/24	HUF	2,000,000	(1,612,736)	—	(1,612,736)
6.19%[2]	28-day MXIBTIIE	Goldman Sachs International	7/25/24	MXN	263,779	279,930	(1,621)	281,551
6.37%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/18/24	MXN	217,235	413,374	(1,386)	414,760
2.54%[2]	3-month KRW Certificate of Deposit	Morgan Stanley Capital Services LLC	11/13/24	KRW	14,493,891	599,591	—	599,591
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	378,409	(278,348)	(1,926)	(276,422)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	164,526	(114,571)	(840)	(113,731)
2.55%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/20/24	KRW	14,493,892	600,823	(144)	600,967
3.32%[1]	6-month BUBOR	HSBC Bank PLC	12/19/24	HUF	4,230,443	(909,122)	—	(909,122)
5.86%[2]	28-day MXIBTIIE	Credit Suisse International	12/26/24	MXN	130,200	(82,145)	(625)	(81,520)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	235,720	319,606	3,270	316,336
5.66%[2]	28-day MXIBTIIE	Bank of America N.A.	1/06/25	MXN	270,000	(466,814)	(1,211)	(465,603)
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	240,337	(544,494)	(1,028)	(543,466)
2.24%[2]	3-month KRW Certificate of Deposit	Bank of America N.A.	1/15/25	KRW	13,821,500	232,201	(38)	232,239

BLACKROCK FUNDS II	MARCH 31, 2015	53

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.88%[2]	28-day MXIBTIIE	Goldman Sachs International	1/28/25	MXN	290,873	$(172,307)	$(1,409)	$(170,898)
5.95%[2]	28-day MXIBTIIE	Credit Suisse International	1/29/25	MXN	250,370	(67,652)	(1,234)	(66,418)
6.04%[2]	28-day MXIBTIIE	Bank of America N.A.	3/17/25	MXN	183,421	13,185	(918)	14,103
6.04%[2]	28-day MXIBTIIE	Credit Suisse International	3/17/25	MXN	122,281	8,790	(612)	9,402
7.48%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	3/25/25	ZAR	452,648	(602,951)	(2,872)	(600,079)
3.31%[1]	GBP - UK Retail Price Index	Barclays Bank PLC	3/10/45	GBP	20,512	580,294	—	580,294
3.32%[1]	GBP - UK Retail Price Index	Citibank N.A.	3/10/45	GBP	16,035	347,386	—	347,386
Total						$(2,911,056)	$8,325	$(2,919,381)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC cross-currency swaps outstanding were as follows:

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-month LIBOR	3-month EURIBOR minus 0.315%	EUR	194,121	USD	215,959	Credit Suisse International	3/6/2020	$201,287,105	$215,690,000	$(14,402,895)
3-month LIBOR	3-month EURIBOR minus 0.33125%	EUR	128,098	USD	137,872	Credit Suisse International	4/2/2020	137,710,666	137,739,907	(29,241)
Total								$338,997,771	$353,429,907	$(14,432,136)

•	As of March 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/04/15	EUR	4,186	$(686,490)	—	$(686,490)
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/07/15	EUR	4,214	(690,995)	—	(690,995)
Volkswagen AG	3-month EURIBOR minus 0.20%[1]	Bank of America N.A.	5/22/15	EUR	28	(1,694,632)	—	(1,694,632)
Volkswagen AG	3-month EURIBOR minus 0.40%[1]	Bank of America N.A.	5/22/15	EUR	28	(1,683,357)	—	(1,683,357)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/11/15	EUR	584	(58,425)	—	(58,425)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/12/15	EUR	1,553	(153,841)	—	(153,841)
Bangkok Dusit Medical Services PCL	3-month LIBOR minus 2.50%[1]	Credit Suisse International	6/17/15	USD	5,000	103	—	103
Repsol SA	0% Fixed[1]	Citibank N.A.	7/17/15	EUR	0	(3,970)	—	(3,970)
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	7/17/15	EUR	7	(134,800)	—	(134,800)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	7/17/15	EUR	6,977	(1,608,239)	—	(1,608,239)

54	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Aperam SA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	9/18/15	EUR	14	$(154,594)	—	$(154,594)
Aperam SA	3-month EURIBOR minus 0.35%[1]	JPMorgan Chase Bank N.A.	9/30/15	EUR	3	(44,647)	—	(44,647)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	6,557	(1,667,794)	—	(1,667,794)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	648	(127,126)	—	(127,126)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	1,175	70,127	—	70,127
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	769	(59,632)	—	(59,632)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	334	25,990	—	25,990
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	289	(16,518)	—	(16,518)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	221	(13,327)	—	(13,327)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	131	11,383	—	11,383
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	109	3,711	—	3,711
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	85	3,201	—	3,201
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15	EUR	275	18,351	—	18,351
Energy Select Sector SPDR Fund	1-month LIBOR minus 0.20%[1]	Goldman Sachs International	12/09/15	USD	19	(35,894)	—	(35,894)
Energy Select Sector SPDR Fund	1-month LIBOR minus 0.20%[1]	Goldman Sachs International	12/15/15	USD	32	(79,700)	—	(79,700)
Bankia SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	12/17/15	EUR	790	(47,936)	—	(47,936)
Bankia SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	12/17/15	EUR	403	(9,723)	—	(9,723)
Comcast Corp.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	12/31/15	USD	100	108,401	—	108,401
Banco Bilbao Vizcaya Argentaria SA	1-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	1/16/16	EUR	188	(108,642)	—	(108,642)
Aperam SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	1/18/16	EUR	22	(300,273)	—	(300,273)
Repsol SA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	1/18/16	EUR	7	(16,615)	—	(16,615)
Standard Chartered PLC	1-month LIBOR minus 0.40%[1]	Goldman Sachs International	1/18/16	GBP	128	(384,901)	—	(384,901)

BLACKROCK FUNDS II	MARCH 31, 2015	55

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16	EUR	22	$(1,167,179)	—	$(1,167,179)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16	EUR	20	(998,354)	—	(998,354)
Freeport-McMoRan Copper & Gold, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	1/29/16	USD	152	(300,704)	—	(300,704)
Standard Chartered PLC	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	3/09/16	GBP	122	(215,363)	—	(215,363)
Altice SA	3-month EURIBOR minus 0.40%[1]	BNP Paribas S.A.	3/11/16	EUR	18	(18,653)	—	(18,653)
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	3/16/16	EUR	71	(141,187)	—	(141,187)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/39	USD	12,733	(89,782)	10,371	(100,153)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/39	USD	8,759	(61,765)	82,703	(144,468)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	14,962	(175,169)	(151,307)	(23,862)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,962	(175,170)	(83,915)	(91,255)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,927	(174,755)	(227,355)	52,600
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,927	(174,755)	(128,512)	(46,243)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,679	(184,885)	(186,801)	1,916
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,359	(168,113)	164,321	(332,434)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,324	(167,698)	188,143	(355,841)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/45	USD	28,841	(520,979)	(237,808)	(283,171)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/45	USD	14,329	(258,830)	(279,345)	20,515

56	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

As of March 31, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/45	USD	14,329	$(258,831)	$(118,147)	$(140,684)
Total						$(14,792,976)	$(967,652)	$(13,825,324)

[1]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

[3]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,741,453,243	$539,688,600	$3,281,141,843
Common Stocks	$67,392,926	42,238,398	—	109,631,324
Corporate Bonds	—	3,869,994,832	47,567,861	3,917,562,693
Floating Rate Loan Interests	—	691,561,228	66,553,986	758,115,214
Foreign Agency Obligations	—	144,279,568	—	144,279,568
Foreign Government Obligations	—	3,096,146,569	—	3,096,146,569
Investment Companies	742,138,590	—	—	742,138,590
Non-Agency Mortgage-Backed Securities	—	2,345,034,078	478,539,773	2,823,573,851
Preferred Securities	121,005,620	426,192,426	3,529,956	550,728,002
Taxable Municipal Bonds	—	1,587,268,044	—	1,587,268,044
U.S. Government Sponsored Agency Securities	—	23,526,572,792	—	23,526,572,792
U.S. Treasury Obligations	—	4,887,494,530	—	4,887,494,530
Warrants	—	293,459	1,230,333	1,523,792
Short-Term Securities:
Borrowed Bond Agreements	—	3,066,725,044	—	3,066,725,044
Money Market Funds	5,252,237,405	—	—	5,252,237,405
Options Purchased:
Equity Contracts	40,834,787	7,633,483	—	48,468,270
Foreign Currency Exchange Contracts	—	182,426,409	—	182,426,409
Interest Rate Contracts	3,175,001	83,485,321	—	86,660,322

BLACKROCK FUNDS II	MARCH 31, 2015	57

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
TBA Sale Commitments	—	$(21,241,221,849)	—	$(21,241,221,849)
Borrowed Bonds	—	(3,052,444,852)	—	(3,052,444,852)

Total	$6,226,784,329	$22,405,132,723	$1,137,110,509	$29,769,027,561

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	$—	$18,611,514	—	$18,611,514
Equity contracts	6,460,765	241,267	—	6,702,032
Foreign currency exchange contracts	—	398,011,198	—	398,011,198
Interest rate contracts	12,394,979	17,012,968	—	29,407,947
Liabilities:
Credit contracts	—	(21,684,953)	—	(21,684,953)
Equity contracts	(17,930,996)	(12,674,396)	—	(30,605,392)
Foreign currency exchange contracts	(4,617,033)	(326,054,289)	—	(330,671,322)
Interest rate contracts	(68,863,349)	(129,070,673)	—	(197,934,022)

Total	$(72,555,634)	$(55,607,364)	—	$(128,162,998)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.

As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$209,632,702	—	—	$209,632,702
Cash pledged for financial futures contracts	166,357,000	—	—	166,357,000
Cash pledged for centrally cleared swaps	46,950,000	—	—	46,950,000
Cash pledged as collateral for borrowed bond agreements	735,003	—	—	735,003
Cash pledged as collateral for OTC derivatives	23,259,700	—	—	23,259,700
Liabilities:
Reverse repurchase agreements	—	$(1,688,940,541)	—	(1,688,940,541)
Bank overdraft	—	(1,490,626)	—	(1,490,626)
Cash received as collateral for TBA commitments	—	(4,400,000)	—	(4,400,000)
Cash received as collateral for borrowed bond agreements	—	(3,815,200)	—	(3,815,200)
Cash received as collateral for OTC derivatives	—	(9,060,000)	—	(9,060,000)

Total	$446,934,405	$(1,707,706,367)	—	$(1,260,771,962)

During the year ended March 31, 2015, there were no transfers between Level 1 and Level 2.

58	BLACKROCK FUNDS II	MARCH 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Warrants	Total
Assets:
Opening Balance, as of December 31, 2014	$506,980,482	$18,381,085	$75,375,009	$505,965,266	$4,090,224	$17,219,117	$1,242,361	$1,129,253,544
Transfers into Level 3	138,978,171	32,686,232	—		—		—	171,664,403
Transfers out of Level 3[2]	(231,294,531)	—	(2,096,041)	(167,750,103)	—	(17,219,117)	—	(418,359,792)
Accrued discounts/premiums	209,763	58,840	(11,904)	433,787	—		—	690,486
Net realized gain (loss)	193,521	67,322	(211)	311,635	—	—	246,057	818,324
Net change in unrealized appreciation/depreciation[3]	(893,505)	(2,416,100)	(1,454,498)	(110,339)	(560,268)	—	61,670	(5,373,040)
Purchases	183,735,512	—	—	152,778,245	—	—	—	336,513,757
Sales	(58,220,813)	(1,209,518)	(5,258,369)	(13,088,718)	—	—	(319,755)	(78,097,173)
Closing Balance, as of March 31, 2015	$539,688,600	$47,567,861	$66,553,986	$478,539,773	$3,529,956	—	$1,230,333	$1,137,110,509

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[3]	$(893,465)	$(2,416,100)	$(1,428,253)	$(110,339)	$(560,268)	—	$61,670	$(4,786,487)

[2]

As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of year value of $418,359,792 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at year end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	MARCH 31, 2015	59

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 22, 2015